As  filed  with the Securities and Exchange Commission on    March 6 1996
                                                  Registration No. 2-92633


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                  FORM N-1A
                         REGISTRATION STATEMENT UNDER
                      THE SECURITIES ACT OF 1933     X
               POST-EFFECTIVE AMENDMENT NO.   22         X
                                     and
                         REGISTRATION STATEMENT UNDER
                  THE INVESTMENT COMPANY ACT OF 1940     X

                       AMENDMENT NO.   25         X



                         MANNING & NAPIER FUND, INC.
              (Exact Name of Registrant as Specified in Charter)



                 1100 Chase Square, Rochester, New York 14604
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code (716) 325-6880

                     B. Reuben Auspitz or Barbara Lapple
                       c/o Manning & Napier Fund, Inc.
                              1100 Chase Square
                          Rochester, New York 14604
                   (Name and Address of Agent for Service)


                                  Copies to:
                            Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius
                            2000 One Logan Square
                            Philadelphia, PA 19103


   It is proposed that this filing will become effective on immediately pursuant to paragraph (b) of Rule 485.



Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act
of  1940.     Registrant's Rule 24f-2 Notice for its fiscal year ended December
31, 1995 was filed on February 12, 1996.

                         MANNING & NAPIER FUND, INC.
                            Cross Reference Sheet





Form N-1A item
---------------------------------------
Item Number
---------------------------------------
Part A                                                      Prospectus Caption
---------------------------------------  ---------------------------------------------------------

1.                                       Cover Page
2.                                                                                               *
3.                                       Consolidated Financial Information
4.                                       General Information; Cover Page; Investment Objective
                                         and Policies; Principal Investment Restrictions
5.     (a-b)                             Management
       (c)                                                                                       *
       (d)                               General Information
       (e)                               Management
       (f)                                                                                       *
6.     (a-e)                             General Information
       (f-g)                             Dividends and Tax Status
7.                                       Subscriptions, Exchanges & Redemptions of Shares
8.                                       Subscriptions, Exchanges & Redemptions of Shares
9.                                                                                               *
Part B                                   Statement of Additional Information or Prospectus Caption  (indicated by See Part A")
---------------------------------------
10.                                      Cover Page
11.                                      Cover Page
12.                                                                                              *
13.                                      Investment Objective and Policies
14.                                      Management
15.    (a-b)                             See Part A--General Information
       (c)                               Management
16.    (a-c)                             Management
       (d-g)                                                                                     *
       (h)                               See Part A--General Information
       (i)                                                                                       *
17.    (a)                               Management--Portfolio Transactions and Brokerage
       (b)                                                                                       *
       (c)                               Management--Portfolio Transactions and Brokerage
18.    See Part A--General Information
19.    (a-b)                             See Part A--Offering of Shares
       (c)                               See Part A-Redemption of Shares
       (d)                                                                                       *
20.    Dividends and Tax Status
21.                                                                                              *
22.                                                                                              *
23.    Financial Statements


Part C
---------------------------------------
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

* Not Applicable

                         MANNING & NAPIER FUND, INC.
                              1100 Chase Square
                          Rochester, New York  14604
                                1-800-466-3863

Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company consisting of multiple series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to
the    eight     series of the Fund described below (individually and
collectively, the "Series"). The investment objective of each Series, except for the Global Fixed Income Series, is to provide long-term growth of capital.
 The Global Fixed Income Series seeks long-term total return. The Series seek to achieve their respective objectives by the following investment policies:

SMALL CAP SERIES - by investing principally in the equity securities of small issuers.

ENERGY SERIES - by investing principally in the equity securities of companies in the energy industry and in industries connected with, marketing the products of, serving and/or supplying the energy industry or which use energy extensively in their product development or operations.

TECHNOLOGY SERIES - by investing principally in the equity securities of companies in science -and technology-based industries and in industries connected with, marketing the products of, serving and/or supplying science -and technology-based industries or which use scientific and technological advances extensively in their product development or operations.

FINANCIAL SERVICES SERIES - by investing principally in the equity securities of companies in the financial services industry and in industries connected with, marketing the products of, serving and/or supplying the financial services industry or which use financial services extensively in their product development or operations.

INTERNATIONAL SERIES - by investing principally in the equity securities of non-United States issuers.

LIFE SCIENCES SERIES - by investing principally in the equity securities of companies in industries based on the life sciences (such as pharmaceuticals, biomedical technology, health care delivery and environmental services) and in industries connected with, marketing the products of, serving and/or supplying industries based on the life sciences.

GLOBAL FIXED INCOME SERIES - by investing principally in fixed income securities issued by governments, banks, corporations and supranational entities located anywhere in the world, including the United States.

   WORLD OPPORTUNITIES SERIES -by investing principally in common stocks of companies domiciled in at least three different countries. The Advisor will emphasize individual security selection to identify those issuers which are believed to have attractive long-term business prospects and valuations.

This Prospectus provides you with the basic information you should know before investing in the Series of the Fund named above. The Fund's other eleven series are offered through separate prospectus. You should read this Prospectus and keep it for future reference. A Statement of Additional
Information, dated    March 6, 1996,     containing additional information
about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996.



    SHAREHOLDER TRANSACTION EXPENSES
(As a percentage of offering price)



Maximum Sales Charge Imposed on Purchases  None
Redemption Fees                            None





ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expense of the series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Fund Operating Expenses (as a percentage of average net assets)



                                   Small                       Life        Financial               Global           World
                      Technology   Cap         International   Sciences    Services    Energy      Fixed Income  Opportunities
                      Series (1)   Series (1)  Series (1)      Series (1)  Series (2)  Series (2)  Series (2)      Series     (2)
                      -----------  ----------  --------------  ----------  ----------  ----------  ------------- --------------


Management                  1.00%       1.00%           1.00%       1.00%       1.00%       1.00%          1.00%       1.00%
   12b-1 fees         None         None        None            None        None        None        None                None
Other expenses              0.12%       0.07%           0.20%       0.06%       0.13%       0.13%          0.25%       0.50%
                      -----------  ----------  --------------  ----------  ----------  ----------  -------------  --------------
Total fund operating
   expenses                 1.12%       1.07%           1.20%       1.06%       1.13%       1.13%          1.25%        1.50%


      You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:





                                1 year   3 years   5 years   10 years
                                -------  --------  --------  ---------

Technology Series (1)           $    11  $     36  $     62  $     136
Small Cap Series (1)                 11        34        59        131
International Series (1)             12        38        66        145
Life Sciences Series (1)             11        34        58        129
Energy Series (2)                    12        36
Financial Services Series (2)        12        36
Global Fixed Income Series (2)       13        40
   World Opportunities Series (2)    15        48

(1) The Life Sciences Series was engaged in active investment operations for the period January 1, 1995 through September 21, 1995. The Small Cap Series, Technology Series and the International Series were engaged in
     active investment operations for the year ended December 31, 1995    ;
     therefore, actual management fees and other expenses were used above.

(2) As these Series have not commenced active investment operations, the "Annual Fund Operating Expenses" percentages and the "Example" expenses presented are estimates based upon expense and average net assets if the Series were in active investment operations for an entire year.

The purpose of the above table is to assist the investor in understanding the various costs and expenses associated with investing in the Fund. For a more complete description of the various costs and expenses illustrated above, please refer to the Management sections of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

The following tables provide selected per share data and ratios for the Series (for a share outstanding throughout the period over various periods shown).  The tables are part of each Series' audited financial statements, which are included in the
Statement of Additional Information incorporated by reference into this Prospectus.     The Technology Series, Small Cap Series
and International Series financial statements are included in the Statement of Additional Information as they were engaged in active investment operations for the year ended December 31, 1995.  The Life Sciences Seriesfinancial statements are also included in the Statement of Additional Information for the period January 1, 1995 through September 21, 1995 (date of
complete redemption).      The remaining Series were not in active investment operations; thus financial statements are not included.

Per share income and capital change information is presented for the Technology Series, Small Cap Series, and International
Series as they remain engaged in active investment operations.     Per share and capital change information is presented for the
Life Sciences Series for the period January 1, 1995 through September 21, 1995 (date of complete redemption).      The remaining
Series have not commenced active investment operations; thus the per share income and capital change information is not presented.


TECHNOLOGY SERIES
                                           For the        For the period           For the period                 For the
                                         Year ended       Aug. 29, 1994            Jan. 1, 1992 to              Year ended
                                        Dec. 31, 1995     to Dec. 31, 1994           May 11, 1992      (15)     Dec. 31, 1991

Net asset value -                      $         11.35   $           10.00   (19)  $          10.25            $         8.00
Beginning of period

Income from investment
operations
   Net investment income (loss)                  0.02               (0.01)                    0.01                     (0.04)
   Net realized and un
   realized gain  (loss)
   on investments                                4.51                1.36                     1.53                      2.93
    Total from investment operations             4.53                1.35                     1.54                      2.89

Less distributions declared
 to shareholders
    From net investment income                  (0.01)                  -                        -                         -
    From net realized gain on                   (5.16)                  -                    (1.94)                    (0.64)
    investments
    Redemption of capital                                               -                    (9.85)                        -
Total distributions declared                    (5.17)                  -                   (11.79)                    (0.64)
 to shareholders

Net asset value - End of period        $        10.71   $           11.35         $              -            $        10.25

Total Return                                    40.25%              44.70%   (4)                 -      (15)           36.10%

Ratios (to average net assets)/
Supplemental data:
     Expenses                                    1.12%               1.32%   (4)              1.35%  (4)(15)            1.13%
     Net investment income                       0.13%             (0.40)%   (4)              0.20%  (4)(15)          (0.33)%

Portfolio Turnover                                107%                  5%                       -       (5)               4%



   Average Commission Rate Paid        $         0.02                   -                        -                         -

Net assets - End of period             $      143,003[/R]$         105,522         $         70,734            $       33,079
 (000's omitted)


TECHNOLOGY SERIES
                                           For the                For the            For the period
                                         Year ended             Year ended           Nov. 4, 1988 to
                                        Dec. 31, 1990          Dec. 31, 1989          Dec. 31, 1988    (3)

Net asset value -                      $         9.41         $        10.28        $          10.00
Beginning of period

Income from investment
operations
   Net investment income (loss)                  0.02                  (0.05)                   0.01
   Net realized and un
   realized gain  (loss)
   on investments                               (0.83)                 (0.06)                   0.28
    Total from investment operations            (0.81)                 (0.11)                   0.29

Less distributions declared
 to shareholders
    From net investment income                  (0.03)                     -   (2)             (0.01)
    From net realized gain on                   (0.57)                 (0.76)                      -
    investments
    Redemption of capital                           -                      -                       -
Total distributions declared                    (0.60)                 (0.76)                  (0.01)
 to shareholders

Net asset value - End of period        $         8.00         $         9.41        $          10.28

Total Return                                   (8.90)%                (0.90)%                  19.40%

Ratios (to average net assets)/
Supplemental data:
     Expenses                                    1.14%                  1.11%                   1.22%  (4)
     Net investment income                       0.20%  (12)          (0.49)%                   0.81%  (4)

Portfolio Turnover                                 25%                     -   (5)                 -   (5)

   Average Commission Rate Paid                     -                      -                       -

Net assets - End of period             $            -         $           90        $         36,193
 (000's omitted)



SMALL CAP SERIES(7)


                                                                                                For the period
                                                                                                April 30, 1992
                                               For the          For the          For the         (recommence-
                                             Year ended       Year ended       Year ended       ment of oper.)
                                            Dec. 31, 1995     Dec. 31, 1994    Dec. 31, 1993    to Dec. 31, 1992     (6)

Net asset value -                          $        12.92   $        12.52   $        11.24   $           10.00      (17)
Beginning of period

Income from
investment operations
Net investment Income    (loss)                      0.00            (0.07)           (0.04)              (0.02)
    Net realized and
       unrealized gain  (loss)
       on investments                                1.93             1.05             1.70                1.63
    Total from investment                            1.93             0.98             1.66                1.61
    operations

Less distributions
declared to shareholders
    From net realized gain                          (2.90)           (0.58)           (0.38)              (0.29)
     on investments
    In excess of net realized      gains                -                -                -               (0.08)     (16)
    Redemption of capital                               -                -                -                   -
Total distributions declared                        (2.90)           (.058)           (0.38)              (0.37)
to shareholders



Net asset value - End of period            $        11.95   $        12.92   $        12.52   $           11.24

Total Return                                        14.70%            8.01%           14.64%              25.00%      (4)

Ratios (to average
net assets) / Supplemental data:
     Expenses(9)                                     1.07%            1.10%            1.13%               1.27%  (4)(13)
     Net investment income                         (0.03)%          (0.58)%          (0.43)%             (0.26)%  (4)(13)

Portfolio Turnover                                     77%              31%              12%                 24%



   Average Commission                      $         0.05                -                -                   -
Rate Paid

Net assets - End of period                 $     143,003[/R]$      105,522   $       70,734   $          33,079
(000's omitted)


SMALL CAP SERIES(7)


                                            For the period                                                     For the period
                                             Jan. 1, 1989                                                       Jan. 6, 1986
                                            July 24, 1989                 For the               For the         (commencement
                                            (date of full               Year ended            Year ended      of operations) to
                                             redemption)               Dec. 31, 1988   (1)   Dec. 31, 1987      Dec. 31, 1986  (11)

Net asset value -                          $          8.96            $         8.93        $         8.08   $            10.00
Beginning of period

Income from
investment operations
Net investment Income    (loss)                      (0.39)                     0.10                  0.13                (0.09)
    Net realized and
       unrealized gain  (loss)
       on investments                                    -                     (0.07)                 0.75                (1.83)
    Total from investment                            (0.39)                     0.03                  0.88                (1.92)
    operations

Less distributions
declared to shareholders
    From net realized gain                               -                         -                 (0.03)                   -
     on investments
    In excess of net realized      gains                 -                         -                     -                    -
    Redemption of capital                            (8.57)                        -                     -                    -
Total distributions declared                         (8.57)                        -                 (0.03)                   -
to shareholders



Net asset value - End of period            $             -            $         8.96        $         8.93   $             8.08

Total Return                                             -      (10)            0.33%                10.89%             (19.44)%(4)

Ratios (to average
net assets) / Supplemental data:
     Expenses(9)                                     14.59%  (4)(10)            1.34%                 2.26%                9.08%(4)
     Net investment income                          (8.02)%  (4)(10)            0.91%                 0.95%              (5.62)%(4)

Portfolio Turnover                                       -       (5)               -   (5)              76%                   - (5)

   Average Commission                                    -                         -                     -                   -
Rate Paid

Net assets - End of period                 $             -            $           90        $       36,193   $            1,608
(000's omitted)



INTERNATIONAL SERIES



                                                       For the          For the          For the        For the period
                                                     Year ended       Year ended       Year ended      Aug. 27, 1992 to
                                                    Dec. 31, 1995     Dec. 31, 1994    Dec. 31, 1993     Dec. 31, 1992

Net asset value - Beginning of period              $         9.54   $        11.33   $         9.19   $           10.00   (18)

Income from investment operations
   Net investment income (loss)                              0.13             0.14             0.15                0.03
   Net realized and unrealized gain (loss)
      on investments(8)                                      0.26            (1.78)            2.24                0.57
Total from investment operations                             0.39            (1.64)            2.39                0.60

Less distributions declared to shareholders:
   From net investment income                               (0.12)               -            (0.25)              (0.03)
   From paid-in-capital                                     (0.16)               -                -                   -
   From net realized gain on investment                     (0.08)           (0.15)               -               (1.24)
   In excess of net realized gains                              -                -                -               (0.14)  (14)
Total distributions declared to shareholders                (0.36)           (0.15)           (0.25)              (1.41)

Net asset value - End of period                    $         9.57   $         9.54   $        11.33   $            9.19

Total Return                                                 4.14%         (14.48)%           26.00%              18.40%   (4)

Ratio (to average net assets)/Supplemental data:
   Expenses                                                  1.20%            1.18%            1.16%               1.33%   (4)
   Net investment income                                     1.42%            1.38%            1.39%               0.85%   (4)

Portfolio Turnover                                             14%              31%              20%                  -    (5)



   Average Commission Rate Paid                    $       0.0021                -                -                   -

Net assets at end of period (000's omitted)        $     128,294[/R]$       85,964   $       92,012   $          72,163



LIFE SCIENCES SERIES


                                                     For the period                                               For the period
                                                     Jan. 1, 1995 to                                               Oct. 7, 1992
                                                     Sept. 21, 1995               For the          For the       (commencement of
                                                    (date of complete           Year ended       Year ended       operations) to
                                                       redemption)      (20)   Dec. 31, 1994    Dec. 31, 1993     Dec. 31, 1992

Net asset value - Beginning of period              $            10.43         $        10.18   $        10.12   $           10.00

Income from investment operations
   Net investment income (loss)                                  0.06                   0.02             0.02                0.02
   Net realized and unrealized gain (loss)
      on investments                                             4.02                   1.02             0.30                0.18
Total from investment operations                                 4.08                   1.04             0.32                0.20

Less distributions declared to shareholders:
   From net investment income                                   (0.06)                 (0.02)           (0.02)              (0.02)
   In excess of net investment income                               -                      -            (0.01)                  -
   From net realized gain on investments                        (6.59)                 (0.77)           (0.23)              (0.06)
   Redemption of Capitalization                                 (7.86)                     -                -                   -
Total distributions declared to shareholders                   (14.51)                 (0.79)           (0.26)              (0.08)

Net asset value - End of period                    $                -         $        10.43   $        10.18   $           10.12

Total Return                                                    60.91%   (4)           10.30%            3.16%               8.60%

Ratio (to average net assets)/Supplemental data:
   Expenses                                                      1.06%   (4)            1.07%            1.14%               1.83%
   Net investment income                                         0.57%   (4)            0.17%            0.20%               0.67%

Portfolio Turnover                                                 28%                    49%              45%              -



   Average Commission Rate Paid                    $             0.06                      -                -               -

Net assets - End of period (000's omitted)                          -[/R]     $       67,219   $       70,594   $          13,210








Net asset value - Beginning of period              (18)

Income from investment operations
   Net investment income (loss)
   Net realized and unrealized gain (loss)
      on investments
Total from investment operations

Less distributions declared to shareholders:
   From net investment income
   In excess of net investment income
   From net realized gain on investments
   Redemption of Capitalization
Total distributions declared to shareholders

Net asset value - End of period

Total Return                                        (4)

Ratio (to average net assets)/Supplemental data:
   Expenses                                         (4)
   Net investment income                            (4)

Portfolio Turnover                                  (5)

Average Commission Rate Paid

Net assets - End of period (000's omitted)

Footnotes to Per-Share Income and Capital Changes Tables:

(1)Per share data was determined using a monthly average of the shares outstanding throughout the period.
(2)On April 11, 1989, a $.004 dividend was distributed to shareholders of record on April 11, 1989.
(3)On November 4, 1988, the Technology Series commenced sales of it's shares to persons who are investment advisory clients and employees os the Fund's Advisor.
(4)Annualized.
(5)For these periods, there were no purchases of securities whose maturity or expiration date was greater than one year from the acquisition date.
(6)The investment practice of the Fund results in the active operation of the investment portfolio for discrete periods. On April 30, 1992 the Fund resumed sales of shares of the Small Cap Series to advisory clients and employees of the Fund's Advisor. Previously, the Small Cap Series was inactive operation from November 11, 1986 to May 14, 1987 and from December 1,1987 to April 13, 1988. Other than those periods stated previously, the only shareholders of the Small Cap Series were those of the Initial Shareholders. During period when the only shareholders of the Small Cap Series were the Initial Shareholders, assets of the Fund were invested in U.S. Treasury securities. On July 11 and 24, 1989, the shares held by the Initial Shareholders were redeemed in full and the Fund remained dormant until April 30, 1992.
(7)Per share data for all period prior to May 18, 1988, have been restated to reflect the 10 for 1 stock dividend effected on May 18, 1988.
(8)This amount is mathematically derived as the difference between the changes in net asset value for the year and net investment income.
The amount shown for the year ended December 31, 1988 does not agree with the net realized gains and net decrease in unrealized appreciation for the year as shown on the Statement of Operations because the average number of shares for the year used to determine the above computations is significantly different than the number of shares outstanding at the time of the April 13, 1988 redemption described in Note (6) above.
(9) Absent fee waivers, the ratios of expense to average daily net assets is as follows: 1.27%(for the period 4/30/92 to 12/31/92); 15.57%(for the period 1/1/89 to 7/24/89); 1.34%(for the year ended 12/31/88); 2.27%(for the year ended 12/31/87); and 9.34%(for the period 1/6/88(commencement of operation) to 12/31/86).
(10)During the period January 1, 1989 to July 24, 1989(date of full redemption), the only shareholders and resulting assets were those of the Initial Shareholders who redeemed their shares on July 11 and 24, 1989. Therefore, the ratios presented may not be representative of an actively operated series.
(11)On November 11, 1986, the Fund commenced sales of shares of the Small Cap Series to persons who are investment advisory clients of the Fund's Advisor. Prior to that date, the Small Cap Series did not engage in any business operations other than to purchase and hold approximately $100,000 of U.S. Treasury securities.
(12) Investment income per share is comprised of recurring dividend and interest income which amounted to $.07 per share and special dividends from Bell Industries and Tempest Technologies, Inc. which amounted to $.03 and $.02 per share, respectively.
(13) For the period April 30, 1992 to December 31, 1992, the ratios for the Small Cap Series were calculated using average daily net assets.
(14) Distributions differ from net investment income and net realized capital gains because of book/tax timing differences, primarily due to the requirements of the Internal Revenue Code (the "Code"). The Code requires the Fund to treat it's open forward currency contracts sold short as covered for their fair market value at the end of the period. The Fund recognized the gains on the forward foreign currency contracts as unrealized for book purposes at the end of the period.
(15)The investment practice of the Fund results in the active operation of the investment portfolios for discrete periods. On August 29, 1994, the Fund resumed sales of shares of the Technology Series to advisory clients and employees of the Fund's Advisor. Previously, the Technology Series was in active operations from November 4, 1988 to May 11, 1992. On May 11, 1992, the Technology Series redeemed all shares held, therefore, the ratios presented may not be representative of an actively traded fund.
(16)Distributions may differ from net investment income and net realized capital gains because of book/tax timing differences, primarily the requirement of the excise tax regulations enacted as part of the 1986 Tax Reform Act. The regulations required the Series to measure capital gains through October 31, 1992. The excise tax regulations also required the Series to distribute those gains before December 31, 1992 to avoid payment of excise tax.
(17) Initial offering price upon recommencement of operations on April 30, 1992.
(18) International Series and Life Sciences Series commenced operations on August 27, 1992 and October 7, 1992, respectively. The initial offering price upon commencement of operations was $10.00 per share.
(19) Initial offering price upon recommencement of operations on August 29, 1994.
     (20) The investment practice of the Fund results in the active operation of the investment portfolios for discrete periods. On September 21, 1995, the Life Sciences Series redeemed all shares held, therefore, the ratios presented may not be representative of an actively traded fund.

THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. This Prospectus relates
to    eight     series of the Fund:  the Small Cap Series, the Energy
Series, the Technology Series, the Financial Services Series, the International Series, the Life Sciences Series, and the Global Fixed Income
Series and the    World Opportunities Series.      The Small Cap Series of
the Fund is a diversified fund. The Energy Series, the Technology Series, the Financial Services Series, the International Series, the Life Sciences Series,
and the Global Fixed Income Series and the    World Opportunities Series
are non-diversified funds.

     Shares of the Fund are offered to employees of the Advisor and to its clients or those of its affiliates that have authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates and directly to investors. There are no fees or expenses charged to any investor in connection with acquisition of Fund shares.

     Historically, shares of the Fund have been available only in connection with certain strategies the Advisor employed on behalf of discretionary account clients that had authorized the Advisor to acquire and dispose of Fund shares on their behalf. These strategies entailed using one or more series of the Fund as a means to capture opportunities in specific market or industry sectors and to provide diversification among asset classes (e.g., international diversification or portfolio diversification among small-cap stocks) that could not otherwise be captured efficiently and with sufficient diversification. Once an investment opportunity was captured for a Series, that Series would ordinarily be "collapsed" (i.e., securities sold and the shares of the Series redeemed) and the proceeds returned to the individual client accounts. Such Series might not be "collapsed", however, if it continued to be a suitable vehicle for certain clients to diversify risk by investing in a sector or asset class (e.g., small capitalization stocks or international securities) the performance of which historically is not highly correlated (i.e., is said to have a low "covariance" or be "non-covariant") with other holdings in the client's advisory portfolio.

     The Advisor may also make the shares of the Fund offered hereby available in additional circumstances. First, Fund shares, including shares of series offered through separate prospectuses, may be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium. In addition, shares are offered to investors that are not discretionary account clients of the Advisor. Series made available in this way could no longer be collapsed at the Advisor's sole discretion.

     Since a Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interests of the Fund and its clients so as to minimize the effect on performance.

     As a general rule, the investment in shares of a Series on behalf of discretionary account clients is limited to a maximum of 5% -- or if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% -- of the client's portfolio. For clients who have selected a fixed income investment objective, the Advisor may invest up to 25% of their portfolio in the Global Fixed Income Series.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

GENERAL

     The objective of each Series is to provide long-term growth of capital except for the Global Fixed Income Series which seeks long term total return. The various Series of the Fund may become inactive during periods when the Advisor believes that there are insufficient opportunities for growth in the particular market or individual sector. However, each Series is designed to provide an opportunity for long-term growth when used over an extended period of time in conjunction with the Advisor's overall investment management services. There is no assurance that a Series will attain its objective.
Each Series, except for the Global Fixed Income Series, will attempt to achieve its objective by investing primarily in equity securities as described below. Equity securities consist of common stocks and other securities having some of the characteristics of common stocks, such as convertible preferred
stocks, convertible bonds and warrants.  The    Small Cap Series     does
intend to invest more than 5% of the value of its total net assets in warrants. In the case of the International Series, the equity securities will be of non-United States issuers. The principal factor in selecting convertible bonds will be the potential opportunity to benefit from movement in the stock price. There will be no minimum rating standards for debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer. However, none of the Series will buy bonds if they are in default as to payment of principal or interest. In the case of the Global Fixed Income Series the portfolio consists primarily of government debt securities (e.g., those of agencies, instrumentalities and political subdivisions of U.S. and foreign governments) and of investment grade corporate debt securities, bank obligations and supranational obligations (rated BBB or better by Standard and Poor's Corporation's ("S&P"), or by Moody's Investors Service, Inc. ("Moody's")and high quality money market instruments (e.g., commercial paper, T-bills, certificates and deposit and bankers acceptances rated A-2 or better by S&P's or P-2 or better by Moody's).

     Each Series, except for the Global Fixed Income Series, expects to be fully invested in equity securities under normal circumstances. The Global Fixed Income Series expects to be fully invested in fixed income securities under normal circumstances. During periods when economic conditions in the primary investment industries or vehicles for each Series are unfavorable or when market conditions suggest a temporary defensive position, a Series may invest its assets in U.S. government securities (or in the case of the International Series and the Global Fixed Income Series, both U.S. and foreign government securities), corporate bonds and money market instruments, including, but not limited to, commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements, rated in one of the top two rating categories by a major rating service or, if unrated, of comparable quality as determined by the Advisor (see the Appendix for details). In addition, even under normal circumstances the Series may to varying degrees invest in certain types of securities or use certain techniques and strategies discussed below under "Risk and Additional Information about Investment Policies".

SMALL CAP SERIES

     The Small Cap Series seeks to achieve its investment objective by investing principally in equity securities of small issuers. In general, a small issuer is one which has a market capitalization less than $700 million, or less than the median market capitalization of the S&P Midcap Index (the median market capitalization of the S&P Midcap Index as of the close on
December 31,    1995     was approximately    $1,149.4     million),
whichever is greater at the time of investment. The Small Cap Series will, under normal circumstances, have at least 65% of the value of its total net assets invested in such securities; the balance, if any, will be invested in equity securities of other than small issuers considered appropriate by the Advisor. Current income is not a factor in pursuing the Small Cap Series' objective. There can be no assurance that the Series will attain its objective.

     Investing in the equity securities of small companies involves greater risk than investing in such securities of larger companies, because the equity securities of small companies may have less marketability and may be subject to more abrupt or erratic market movements than the equity securities of larger companies.

     Investing in the Series involves the risk that the anticipated changes in the economic environment will not occur. Changes in sector allocation may lead to significant portfolio turnover with attendant brokerage and (for taxable investors) tax consequences (see Dividends and Tax Status section). The Series expects that its portfolio turnover rate generally will be no more than 250%. The Series' ability to dispose of securities may be restricted by the requirements for qualification for a regulated investment company.

     The Series' investment objective and policies as described above are not fundamental policies and may be changed without shareholder approval;
   however, it is the Board of Directors' policy to notify shareholders prior to any material change.

ENERGY SERIES

     The Energy Series seeks to achieve its investment objective by investing principally in the equity securities of companies in the energy industry and in industries connected with, marketing the products of, serving and/or supplying the energy industry or which use energy extensively in their product development or operations (hereinafter referred to as "energy and related industries"). An equity security will generally be considered appropriate for investment by the Energy Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the energy and related industries. Under normal circumstances, at least 65% of the Series' total assets will be concentrated in securities of companies in the energy and related industries. Current income is not a factor in pursuing the Series' objective. There can be no assurance that the Series will attain its objective.

     The Series' policy as to concentration of investments in the securities of companies in the energy and related industries may involve a higher degree of risk than those of investment companies which are less concentrated in their investments. The special risks associated with investing in companies in the energy and related industries are that earnings and dividends of companies in these industries are greatly affected by changes in the prices and supplies of oil and other energy fuels. Prices and supplies can fluctuate significantly over a short period of time due to changes in international politics, policies of the Organization of Petroleum Exporting Countries
(OPEC), relationships among OPEC nations, energy conservation, the regulatory environment, governmental tax policies and the economic growth and stability of countries which consume large amounts of energy resources. While the Series intends to invest in the securities of many different companies, in theory the Series could invest in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non-diversified". The fewer the companies the Series invested in, the greater would be the effect of each portfolio holding on the Series' performance. Given the industry concentration, an investment in the Series cannot be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates.

     The investment objective and policies as to concentration and continued use of its name are fundamental investment policies of the Energy Series. Fundamental investment policies may not be changed without the approval by a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Series.

TECHNOLOGY SERIES

     The Technology Series seeks to achieve its investment objective by investing principally in the equity securities of companies in science and technology-based industries and in industries connected with, marketing the products of, serving and/or supplying science and technology-based industries or which use scientific and technological advances extensively in their product development or operations (hereinafter referred to as "technology and related industries"). Examples of companies involved in technology and related industries include the following areas: biotechnology and health care; communications; computers; electronics; factory and office automation; metallurgical and other materials advances; and specialty chemicals, among others. An equity security will generally be considered appropriate for investment by the Technology Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to technology and related industries. Under normal circumstances, at least 65% of the
Series' total assets will be concentrated in securities of companies in technology and related industries. Current income is not a factor in pursuing the Series' objective. There can be no assurance that the Series will attain its objective.

     The Technology Series' policy as to concentration of investments in the securities of companies in technology and related industries may involve a higher degree of risk than those of investment companies which are less concentrated in their investments. The special risks associated with investments in the stocks of technology and related industries are that the earnings prospects of these companies may be particularly uncertain or volatile for a variety of reasons. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. In addition, biotechnology and health care companies may be subject to extensive regulatory requirements causing considerable expense and delay. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk. While the Series intends to invest in the securities of many different companies, in theory the Series could invest in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non-diversified". The fewer the companies the Series invested in, the greater would be the effect of each portfolio holding on the Series' performance. Given the industry concentration, an investment in the Series cannot be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates.

     The investment objective and policies as to concentration and continued use of its name are fundamental investment policies of the Technology Series. Fundamental investment policies may not be changed without the approval by a majority, as defined in the 1940 Act, of the outstanding voting securities of the Series.

FINANCIAL SERVICES SERIES

     The Financial Services Series seeks to achieve its investment objective by investing principally in the equity securities of companies in the financial services industry and in industries connected with, serving and/or supplying the financial services industry or which use financial services extensively in their product development or operations (hereinafter referred to as "financial services and related industries"). Selected examples of companies involved in financial services would include: banks; thrift institutions; insurance companies and brokers; finance companies; stockbrokers and investment managers; leasing companies; real estate services; credit card services; and, certain vendors and customers of the above (e.g., financial software companies). The Series may purchase securities of an issuer which derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to applicable SEC regulations as set forth in the Statement of Additional Information. An equity security will generally be considered appropriate for investment by the Financial Services Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the financial services and related industries. Under normal circumstances, at least 65% of the Series' total assets will be concentrated in securities of companies in the financial services and related industries. Current income is not a factor in pursuing the Series' objective. There can be no assurance that the Series will attain its objective.

     The Series' policy as to concentration of investments in the securities of companies in the financial services and related industries may involve a higher degree of risk than those of investment companies which are less concentrated in their investments. The special risks associated with investments in financial services and related industries are that the earnings prospects of these companies may be uncertain or volatile for a variety of reasons. These companies may be subject to uncertainties from changes in: interest rates; the rate of inflation; the quality of their loan or investment portfolios; government policies involving regulation or taxation; the ability or willingness of consumers, companies, and governments to repay loans; and the economic growth and political stability of outstanding debtor nations. Certain financial services companies may also have limited product lines, markets or financial resources, or they may be dependent upon a limited management group or be affected by severe price competition. While the Series intends to invest in the securities of many different companies, in theory the Series could invest in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non_diversified". The fewer the companies the Series invested in, the greater would be the effect of each portfolio holding on the Series' performance. Given the industry concentration, an investment in the Series cannot be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates.

     The investment objective and policies as to concentration and continued use of its name are fundamental investment policies of the Financial Services Series. Fundamental investment policies may not be changed without the approval by a majority, as defined in the 1940 Act, of the outstanding voting securities of the Series.

INTERNATIONAL SERIES

     The International Series seeks to achieve its investment objective by investing principally in equity securities of non-United States issuers. The International Series will, under normal circumstances, have at least 65% of the value of its total assets invested, and expects to be fully invested, in equity securities issued by non-United States entities in three or more countries including, but not limited to, France, Germany, the United Kingdom, Spain, Italy, Switzerland, Belgium, the Netherlands, Denmark, Sweden, Norway, Canada, Mexico, Japan, Singapore, Australia, and New Zealand. Current income is not a factor in pursuing the Series' objective. There can be no assurance that the Series will attain its objective.

     While the International Series intends to invest in the securities of many different companies, in theory the Series could be invested in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non-diversified". The fewer the companies the Series invests in, the greater would be the effect of each portfolio holding on the Series' performance. Given the Series' status as non-concentrated, no investment will be made that will result in more than 25% of the Series' assets being invested in any one industry. A foreign government and its agencies will be deemed separate industries for purposes of this restriction. The Series should not be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates. See "Risk and Additional Information about Investment Policies - Foreign Securities" for a further discussion of the risks associated with investments in foreign securities.

LIFE SCIENCES SERIES

     The Life Sciences Series seeks to achieve its investment objective by investing principally in the equity securities of companies engaged in research, development, production, or distribution of products and services related to the life sciences. Examples of companies involved in the life sciences and related industries include those in the following areas:

     Pharmaceuticals, including ethical (prescription) and proprietary (nonprescription) drugs, drug delivery systems, and chemical or biological components used in diagnostic testing.

     Biotechnology, including processes, products or services relevant to human health care, veterinary medicine, agriculture, bioremediation, energy systems or industrial manufacturing.

     Medical Products and Supplies, including equipment used in chemical analysis and diagnostic testing, surgical and medical instruments, and dental and optical products.

     Health Care Services, including owners/operations of acute care hospitals, specialty treatment hospitals, health maintenance organizations, nursing homes, outpatient care centers, and other services associated with health care delivery.

     Environmental Services, including companies engaged in research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.

     An equity security will generally be considered appropriate for investment by the Life Sciences Series if, as determined by the Advisor, at least 50% of the company's assets, revenues, or net income are derived from or related to the life sciences and related industries. Under normal circumstances, at least 65% of the Series' total assets will be concentrated in securities of companies in the life sciences and related industries. Current income is not a factor in pursuing the Series' objective. There can be no assurance that the Series will attain its objective.

     The Life Sciences Series' policy as to concentration of investments in the securities of companies in the life sciences and related industries may involve a higher degree of risk than those of investment companies which are less concentrated in their investments. The special risks associated with investments in the life sciences and related industries are that the earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the Life Sciences Series' industries are subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. While the Series' portfolio will normally include securities of established suppliers of traditional products and services, the Series may also invest in smaller companies (including companies without historical records of having earned profits) that may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, the price of their securities may fluctuate more erratically and to a greater degree than those of larger, more established companies since they may trade less frequently and in more limited volume. While the Series intends to invest in the securities of many different companies, in theory the Series could invest in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non-diversified". The fewer the companies the Series invested in, the greater would be the effect of each portfolio holding on the Series' performance. Given the industry concentration, an investment in the Series cannot be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates.

     The investment objective and policies as to concentration and continued use of its name are fundamental investment policies of the Life Sciences Series. Fundamental investment policies may not be changed without the approval by a majority, as defined in the 1940 Act, of the outstanding voting securities of the Series.

GLOBAL FIXED INCOME SERIES

     The Global Fixed Income Series seeks to achieve its investment objective by investing principally in fixed income securities issued by governments, banks, corporations and supranational entities located anywhere in the world. The Series will, under normal circumstances, have at least 65% of the value of its total assets in fixed income securities of issuers located in three or more countries, including, but not limited to, the United States, Western Europe, Canada, Mexico, Japan, Australia and New Zealand. The portfolio may invest in securities denominated in U.S. or foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country. There is no limit on the amount the Series may invest in any one country, or in securities denominated in the currency of any one country. There can be no assurance that the Series will attain its objective.

     The Series' investments in fixed income securities will include debt securities issued or guaranteed by U.S. or foreign sovereign governments, their agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by independent international organizations created or supported by multiple governmental entities ("supranational entities") such as the World Bank; U.S. or foreign corporate debt including commercial paper, notes and bonds; debt obligations of U.S. and foreign banks and bank holding companies; money market instruments; mortgage-backed securities; and repurchase agreements involving these securities. The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt and money market securities as rated by an established rating agency (i.e., BBB or A-2 or better by S&P or Baa or P-2 or better by Moody's Investors Service, Inc. ("Moody's")), or, if not rated, determined to be of comparable quality by the Advisor. Bonds rated BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics. The Series may invest up to 20% of its assets in lower-rated, high-risk debt securities (those rated Ba or lower by Moody's or BB or lower by S&P) which have poor protection of payment of principal and
interest.     These securities are commonly known as junk bonds.     These
securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Ratings of corporate bonds including lower rated bonds are included in the Appendix. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. The Series may invest up to 5% of its total assets in debt securities convertible into equity securities, although the Series has no current intention to convert such securities or to hold them as equities after conversion. The maturity of debt securities may be long_term (10 years or greater), intermediate (1 to 10 years), or short-term (12 months or less) and the proportion invested in each category can be expected to vary depending on evaluations of market conditions. The value of debt securities held by the Series, and therefore the Series' total return, is significantly affected by movements in interest rates and by changes in foreign currency exchange rates. In addition, the effect of interest rate movements on the value of the Series' shares will be affected by the Series' average weighted maturity since longer term securities will experience greater fluctuations than shorter term securities. The value of debt securities held by the Series will also be affected by changes in the ratings of any securities and changes in the ability of the issuer to make payments of principal and interest.

     While the Series intends to invest in the securities of many different companies, in theory the Series could invest in the securities of fewer than 15 companies without violating the various restrictions now imposed on the Series' investments by its fundamental investment policies because the Series is "non-diversified". The fewer the companies the Series invested in, the greater would be the effect of each portfolio holding on the Series' performance. The Global Fixed Income Series will not invest more than 25% in any one foreign government. A foreign government and its agencies will be deemed separate industries for purposes of this restriction. The Series should not be considered, and is not intended to be, a complete investment program. Rather, it will be one of a number of holdings in the portfolios of the clients of the Advisor or its affiliates. See "Additional Investment Policies--Foreign Securities" for a further discussion of the risks associated with investments in foreign securities.

     The investment objective and policies and the continued use of its name are fundamental investment policies of the Global Fixed Income Series. Fundamental investment policies may not be changed without the approval by a majority, as defined in the 1940 Act, of the outstanding voting securities of the Series.

   WORLD OPPORTUNITIES SERIES

     The World Opportunities Series seeks to attain its objective by investing at least 65% of its assets in common stocks of companies domiciled in at least three different countries. The Advisor will emphasize individual security selection to identify those issuers which, in the Advisor's opinion, have attractive long-term business prospects and valuations. It may invest up to 20% of assets in noninvestment-grade convertibles and debt securities. There can be no assurance that the Series will attain its objective.

     The Series may also invest up to 35% of its assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The value of debt securities fluctuates inversely to changes in interest rates. The Series may invest in both exchange and over-the-counter traded securities. The Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See "Special Risk and Additional Investment Policies-World Opportunities Series Only".

     In periods of unusual market conditions, when the Series' Advisor considers it appropriate, the Series may invest all or any part of the Series' assets in cash, U.S. Government Securities, high quality commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.

     The Series is a non-diversified portfolio under the Investment Company Act of 1940 (the "1940 Act"), which means that the Series is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Series may invest a greater proportion of its assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to its securities. However, the Series intends to comply with the diversification requirements imposed by the internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company.

     For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed to be creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

     Unless otherwise stated, the Series' investment policies are not fundamental and may be changed without shareholder approval; however, it is the Board of Directors' policy to notify shareholders prior to any material change.

     In addition, the Series may to varying degrees use certain techniques and strategies discussed below under "Risk and Additional Information about Investment Policies".

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     In attempting to achieve their objectives, the Series may follow a number of investment strategies as described below. These strategies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior notice or approval of a Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

     In seeking its objective, the International Series will invest primarily
in common stocks of non-United States issuers,    while the World
Opportunities Series will invest 65% of its assets in common stocks of
companies domiciled in at least three different countries.     The Global
Fixed Income Series will invest primarily in government and corporate fixed income securities issued anywhere in the world, including the U.S. In addition, the Life Sciences Series may invest up to 25% of its assets, and each other Series may invest up to 10% of its assets, in foreign securities which are not publicly traded in the United States. Each Series will invest no more than 25% of its assets in any one foreign government. Each Series, except for the Global Fixed Income Series, may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Each Series' restriction on investment in foreign securities is a fundamental policy that cannot be changed without the approval of a majority, as defined in the 1940 Act, of the outstanding voting securities of a Series.

     There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series' policy under which it has no limit on the amount it may invest in any one country may involve a higher degree of risk than if the Fund were more diversified among countries. The special risks associated with investing in just one country include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations and country-specific social or political factors.

     Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

     Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short_term rates (which may be more or less than the rate on the underlying portfolio securities).

     The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Fund's Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

U.S. GOVERNMENT SECURITIES

     Each Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., the Federal National Mortgage Association).

SHORT SALES

     Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that the Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

     Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Series will maintain a separate account with a segregated portfolio of high quality liquid debt instruments or cash in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

     Each Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance. However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. When the Advisor is determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.
 Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

        To the extent that the Series purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal (which may be made at any time without penalty) may result in some loss of the Series' principal investment to the extent of the premium paid. The yield of the Series may be affected by reinvestment of prepayments at higher or lower rates that the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Certain of the obligations purchased by each of the Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

     Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, that is, to reduce the overall level of risk that normally would be expected to be associated with its investments.
 Each Series may write covered call options on common stocks (fixed income securities for the Global Fixed Income Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

     A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. A Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. The Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount by which the option is "in the money".

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

     A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FUTURES CONTRACTS

     Each Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. The Series may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with
any options or futures contracts)    that do not constitute "bona fide
hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking
into account unrealized profits and losses on such contracts.      In
addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     The Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts resulting in losses to the Series. Certain futures exchanges or boards of trades have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of a Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series do not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. A Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts gives the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. A Series may not purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options
or futures contracts)    that do not constitute "bona fide hedging" under
CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such
contracts.      In addition, the value of all futures contracts sold will not exceed the total market value of each Series' portfolio.

FOREIGN CURRENCY OPTIONS

     A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

     There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the stocks held by a Series and the prices of currency contracts, options, futures and options on futures;
(3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

   SPECIAL RISK AND ADDITIONAL INVESTMENT POLICIES--WORLD OPPORTUNITIES SERIES ONLY

     The World Opportunities Series may engage in the following investment policies and practices, some of which are described in more detail in the Statement of Additional Information.

FOREIGN INVESTMENTS

     Investments in foreign securities have special risks related to political, economic and legal conditions outside of the U.S., including the possibility of unfavorable currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities. In general, there may be limited public information with respect to foreign issuers, and some foreign issuers may also be subject to less comprehensive accounting and disclosure requirements than similar U.S. issuers.

     The Series' investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

INVESTING IN OTHER INVESTMENT COMPANIES

     The Series may invest up to 10% of its total assets in closed-end investment companies commonly referred to as "country funds". Such investments will involve the payment of duplicate fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

SMALL COMPANIES

     The Series may invest in smaller, less well established companies which may offer greater opportunities for capital appreciation than larger, better established companies. These stocks may also involve certain risks related to limited product lines, markets or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes and fluctuate more sharply in value than exchange-listed securities of larger companies.

SECURITIES LENDING

     The Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

HIGH YIELD DEBT SECURITIES

     High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. The Series will also seek to minimize risk by diversifying its holdings.

PRINCIPAL INVESTMENT RESTRICTIONS

     The Series are subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of a Series' outstanding shares.

     Each Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the borrowing Series' total assets and the borrowing Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

     The Small Cap Series may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities). The Series may not purchase more than 10% of the outstanding voting securities of any one issuer.

     The Small Cap Series, the International Series, the Global Fixed Income
Series and the    World Opportunities Series     may not invest 25% or more
of the value of their total assets in securities of issuers in any one industry.

     No Series will invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

     Each Series may purchase shares of closed-end    (except for the World
Opportunities Series which may also purchase shares of open-end) investment companies that are traded on national exchanges to the extent permitted by applicable law.

     No Series may make loans, except    loans of portfolio securities
and through repurchase agreements.

     Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT

     The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its Investment Advisor and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

     The Advisor acts as Investment Advisor to the Fund and supervises and arranges the purchase and sale of securities held in the portfolio of the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised
   over$5.5     billion in assets of clients, including both individuals
and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's daily net assets. This fee is higher than the mean fee paid by all other mutual funds. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Fund. The Fund is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, Shareholder Servicing or Transfer Agent and Accounting Services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund;
(x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non_recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide shareholder support servicing and distribution assistance.

OFFERING OF SHARES

     Shares of the Fund are offered to persons who are investment advisory clients or employees of the Fund's Advisor or its affiliates and directly to investors. The purchase price for shares will be the net asset value next determined after receipt by the Fund of a duly completed purchase order transmitted by the Advisor to the Fund either executed by the investor or by the Advisor pursuant to a power of attorney and/or investment management agreement granted by the client.

     The minimum initial investment in the Fund is $2,000. The minimum initial or subsequent investment in any Series of the Fund for accounts held custody by the Advisor or its affiliates is $400. The Distributor reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The Distributor has the right to refuse any order. The Distributor may suspend offering shares to other than discretionary management accounts of the Advisor.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. There will be no additional costs to clients for this service.

NET ASSET VALUE

     The Fund's net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of the Fund's portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized
cost.   Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

   YIELD AND TOTAL RETURN

  From time-to-time the Series may advertise its total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Series refers to the average annual compounded rates of return over one-, five, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

REDEMPTION OF SHARES

     If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "good order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above requirements for redemption. Within
   three     days after receipt of a redemption request by the Transfer
Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND DISTRIBUTIONS

     Each Series expects to pay ordinary income dividends and capital gain distributions, if any, annually. Dividends and distributions will be paid in full and fractional shares of the particular Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each
   non-corporate taxable     shareholder after the close of its fiscal year
both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate
of    31%     from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain    federal
income     tax considerations affecting each Series and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. None of the Series covered in this Prospectus are managed with respect to shareholders' tax outcomes.

     Under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"), each Series is treated as a separate entity for    federal
income     tax purposes.  Each Series of the Fund intends to qualify    each
year     as a regulated investment company under Subchapter M of the Code.
If a Series so qualifies, that Series will not be subject to federal income taxes on its net investment income and capital gains, if any, which such Series distributes to its shareholders, provided that at least 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that such Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently each Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

      Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

ADDITIONAL DIVIDEND AND TAX INFORMATION FOR THE INTERNATIONAL SERIES, THE
GLOBAL FIXED INCOME SERIES    AND THE WORLD OPPORTUNITIES SERIES

     Income, such as dividends and interest, received by the International
Series, the Global Fixed Income Series    and the World Opportunities
Series    may give rise to withholding taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions and treaties between such countries and the United States may reduce or eliminate such taxes.

     If more than 50% of the value of the International Series', the Global
Fixed Income Series'    and the World Opportunities Series'     total assets
at the close of their fiscal year consists of stocks or securities of foreign corporations, the Series will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the Series will be required to include in gross income their respective pro rata portions of foreign taxes paid by the Series, and either deduct such respective pro rata portions in computing their taxable incomes or, alternatively, use such pro rata portions as foreign tax credits against their U.S. income taxes. Investors should note that Code Section 904 imposes significant limitations on a taxpayer's ability to claim the foreign tax credit.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

     The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of each Series will be allocated directly to each Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of each Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     Coopers & Lybrand, L.L.P. have been selected as the independent accountants of the Series and performs an annual audit of the Series' accounts and reviews the Series' tax returns.

     Fleet Bank acts as Custodian for the Energy Series, Financial Services Series, Global Fixed Income Series and the domestic assets of the Technology Series and Life Sciences Series. Boston Safe Deposit and Trust Company acts
as Custodian for the International Series, Small Cap Series,    World
Opportunities Series     and the foreign assets of the Life Sciences Series
and Technology Series. The Advisor, acting as Transfer Agent, maintains its own shareholder account records, and shareholder inquiries should be directed to Manning & Napier, Fund, Inc., P.O. Box 41118, Rochester, New York 14604.


                                   APPENDIX

                    DESCRIPTION OF CORPORATE BOND RATINGS


Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C - Bonds which are rated C are lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.


                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     -Leading market positions in well-established industries.
     -High rates of return on funds employed.
     -Conservative capitalization structure with moderate reliance on debt and ample asset protection.
     -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    -Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short_term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   P-3-Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.
                                P.O. Box 41118
                          Rochester, New York  14604
                                1-800-466-3863

                            BLENDED ASSET SERIES I
                           BLENDED ASSET SERIES II


     Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Blended Asset Series I and the Blended Asset Series II of the Fund (individually and collectively, the "Series").

     The investment objective of the Blended Asset Series I is to seek with equal emphasis long-term growth and preservation of capital. The Advisor seeks to reduce the risk of negative returns while seeking to obtain capital growth when it believes valuations and market conditions are favorable.

     The primary objective of the Blended Asset Series II is to provide long-term growth of capital. The secondary objective is the preservation of capital.

     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future
reference. A Statement of Additional Information dated,    March 6,
1996,     containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996.



SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)



Maximum Sales Charge Imposed on Purchases   None
Redemption Fees (1)                         None


(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."



ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses of the Series (as a percentage of average net assets):



                                              Blended Asset      Blended Asset
                                                Series I  (2)     Series II  (2)
                                             ----------------  -----------------

Management Fees After Reduction of Fees (3)             0.67%           0.87%
   12b-1 Fees                                   None              None
Other Expenses                                          0.53%           0.33%
                                             ----------------  --------------
Total Operating Expenses of the Series (3)              1.20%           1.20%





Example

You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:


                         1 year   3 years   5 years   10 years
                         -------  --------  --------  ---------


Blended Asset Series I   $    12  $     38  $     66  $     145

Blended Asset Series II       12        38        66        145



(2)         Blended Asset Series I and Blended Asset Series II were engaged in
    active investment operations for the year ended    December 31, 1995    ;
    therefore, actual management fees and other expenses are used above.

(3) The Investment Advisor waived a portion of its management fee. If the full management fee of 1.00% had been incurred by the Funds, total operating expenses, as a percentage of net assets, would have been 1.53%
    for Blended Asset Series I, and 1.33% for Blended Asset Series II    .
    Absent the fee waiver and assumption of expenses, the expenses paid on a $1,000 investment would be:





                         1 year   3 years   5 years   10 years
                         -------  --------  --------  ---------


Blended Asset Series I      $ 16  $     48  $     83  $     182

Blended Asset Series II       14        42        73        160


The  fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time. However, the Advisor has agreed to continue this fee waiver and assumption of expenses at least throughout the Series' current fiscal year.

The  purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series.  For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE
    EXPENSES.  ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

The  following  tables  provide selected per share data and ratios for the Blended Asset Series I and Blended Asset Series II
(for a
share outstanding throughout the period for the periods shown).  The tables are part of the Series' audited financial statements,
which are included in the Statement of Additional Information incorporated by reference into this Prospectus.


BLENDED ASSET SERIES I


                                                         For the year          For the year           For the period
                                                            ended                 ended             Sept. 15, 1993 to
                                                        Dec. 31, 1995         Dec. 31, 1994           Dec. 31, 1993

Net asset value - Beginning of period                  $         9.72        $        10.05        $            10.00      (1)

Income from investment operations:
   Net investment income                                         0.34                  0.20                      0.05
   Net realized and unrealized gain (loss)
      on investments                                             1.70                 (0.28)                     0.04

Total from investment operations                                 2.04                 (0.08)                     0.09

Less distributions declared to shareholders:
   From net investment income                                   (0.34)                (0.20)                    (0.04)
   In excess of net investment income                           (0.01)                    -                         -
   From net realized gains on investments                       (0.69)                (0.04)                        -
   In excess of net realized gains                                  -                 (0.01)                        -

Total distributions declared to shareholders                    (1.04)                (0.25)                    (0.04)

Net asset value - End of period                        $        10.72        $         9.72        $            10.05

Total Return                                                    21.08%               (0.80)%                     3.18%     (2)

Ratios ( to average net assets) / Supplemental Data:
   Expenses                                                      1.20%  (4)            1.20%  (3)                1.20%  (2)(3)
   Net investment income                                         3.64%  (4)            3.40%  (3)                2.47%  (2)(3)

Portfolio turnover                                                 72%                   45%                        1%



   Average Commission Rate Paid                        $         0.07                     -                         -

Net assets - End of period (000's omitted)             $        9,518        $        4,519        $              475

(1) Initial offering price upon commencement of operations on September 15, 1993.
(2)  Annualized.
   (3) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that required by state securities law.

   (4) The investment advisor waived a portion of its management fee.

 If the full expenses had been
 incurred by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:

Net investment income                                  $         0.31        $         0.12        $             0.02
Ratios(to average net assets):
     Expenses                                                    1.53%                 2.50%                     2.50%     (2)
     Net investment income                                       3.31%                 2.10%                     1.17%     (2)







BLENDED ASSET SERIES II


                                                        For the year          For the year          For the period
                                                        ended                 ended                 Oct. 12, 1993 to
                                                        Dec. 31, 1995             Dec. 31, 1994         Dec. 31, 1993

Net asset value - Beginning of period                   $       10.12         $         9.98        $           10.00      (1)

Income from investment operations:
   Net investment income                                          0.24                  0.11                     0.01
   Net realized and unrealized gain (loss)
     on investments                                               3.05                  0.24                    (0.03)

Total from investment operations                                  3.29                  0.35                    (0.02)

Less distributions declared to shareholders:
   From net investment income                                    (0.24)                (0.12)                    0.00      (2)
   From net realized gains on investments                        (1.22)                (0.09)                       -

Total distributions declared to shareholders                     (1.46)                (0.21)                    0.00

Net asset value - End of period                         $        11.95        $        10.12        $            9.98

Total Return                                                     32.64%                 3.52%                  (0.82)%     (3)

Ratios ( to average net assets) / Supplemental Data:
   Expenses                                                       1.20%  (5)            1.20%  (4)               1.20%  (3)(4)
   Net investment income                                          2.53%  (5)            2.12%  (4)               1.94%  (3)(4)

Portfolio turnover                                                  63%                   19%                       0%



   Average Commission Rate Paid                         $         0.06                     -                        -

Net assets - End of period (000's omitted)              $       20,519        $        7,214        $             475


(1) Initial offering price upon commencement of operations on October 12, 1993.
(2) Distribution from net investment income amounted to $0.0017 per share.
(3)  Annualized.
   (4) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenseshad been incurred by the Fund, expenses would have been limited to that required by state securities law.
   (5) The investment advisor waived a portion of its management fee.

 If the full expenses had been
 incurred by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:



Net investment income                                   $         0.23        $         0.05        $            0.01
Ratios(to average net assets):
     Expenses                                                     1.33%                 2.31%                    2.50%     (3)
     Net investment income                                        2.40%[/R]             1.01%                    0.64%     (3)

THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Blended Asset Series I and Blended Asset Series II. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Blended Asset Series I and Blended Asset Series II are diversified funds.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

BLENDED ASSET SERIES I

     The investment objective of the Blended Asset Series I is to seek with equal emphasis long-term growth and preservation of capital. From time to time, the Advisor will vary the proportions invested in common stocks, income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Blended Asset Series I investment, fluctuate in value, the Blended Assets Series I shares will fluctuate in value. The Advisor seeks to reduce the risk of negative returns while seeking to obtain capital growth when it believes valuations and market conditions are favorable. In this process the Advisor will work to try to dampen the year-to-year swings in the market value in order to generate a more stable rate of growth for this portfolio relative to an investment in the general stock market. There is no assurance that the Blended Asset Series I will attain its objective.

BLENDED ASSET SERIES II

     The primary objective of the Blended Asset Series II is to provide long-term growth of capital. The secondary objective of the Blended Asset Series II is the preservation of capital. From time to time, the Advisor will vary the proportions invested in common stocks, income-producing securities (e.g., debt securities and preferred stock) or cash (including foreign currency) and cash equivalents depending on its view of their relative attractiveness in light of market and economic conditions. Because the Blended Asset Series II investments fluctuate in value, the Blended Asset Series II shares will fluctuate in value. In pursuit of its primary objective, the Blended Asset Series II will often invest more than 50% in common stocks, and securities convertible into common stocks, of companies the Advisor believes have long_term growth potential. However, in light of the secondary objective of the Blended Asset Series II, it may, even under normal circumstances, invest a substantial portion of its assets in certain debt securities, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities afford less opportunity for growth than common stocks but they entail less risk of loss and may also offer some opportunity for growth of capital as well as for income and relative stability. There is no assurance that the Blended Asset Series II will attain its objective.

GENERAL

     In pursuit of their investment objectives, the Series may invest in a wide variety of equity and debt securities. Equity securities consist of common stocks, securities convertible thereto, and warrants neither Series intends to invest more than 5% of the value of its total net assets in warrants. The principal factor in selecting convertible bonds will be the potential to benefit from movement in the stock price. There will be no minimum rating standards for debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

     The debt securities in which the Series may invest in consist of corporate debt securities, mortgage-backed securities and obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or its agencies or instrumentalities. Each Series may invest in such securities without regard to term or rating and may, from time to time, invest up to 20% of its assets in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's"), or unrated securities of comparable quality as determined by the Advisor. These securities are commonly known as junk bonds. Ratings of corporate bonds including lower rated bonds are included in the Appendix. See Additional Information about Investment Policies-High Yield Debt Securities.

     For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, the Series may invest up to 100% of its assets in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix and the Statement of Additional Information.

     In addition, each of the Series may, to varying degrees, use certain techniques and strategies discussed below under "Risk and Additional Information about Investment Policies".

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Set forth below is further information about certain types of securities in which the Series may invest, as well as information about additional types of investments and certain strategies the Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

     Each Series may invest up to 25% of its assets in foreign securities which are not publicly traded in the United States. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of each majority, as defined in the Investment Company Act of 1940 (the "1940 Act)", of the outstanding voting securities of the Series.

     While each Series generally emphasizes investments in U.S. Government securities and companies domiciled in the United States, it may invest up to 25% of its assets in foreign securities of the same types and quality as the domestic securities in which the Series may invest when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment objective of the Series. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

     There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by hanges in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S.

     Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

     Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker_dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed_upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

     The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

SECURITIES LENDING

     Each Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

U.S. GOVERNMENT SECURITIES

     Each Series may purchase securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., the Federal National Mortgage Association).


SHORT SALES

     Each Series may within limits engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

     Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account with a segregated portfolio of high quality liquid debt instruments or cash in an amount at least equal to the purchase price.

   INTEREST RATE RISK

     The value of the fixed income securities held by the Series will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

MORTGAGE-BACKED SECURITIES

     Each Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Each Series may purchase CMOs that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance.
 However, the guarantees or insurance do not extend to the mortgage-backed securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflect interest rates prevailing at the time. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

HIGH YIELD DEBT SECURITIES

     High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

     Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, to reduce the overall level of risk that normally would be expected to be associated with its investments. The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series are authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

     A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. Each Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. Each Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount for which the option is "in the money".

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

     A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in a futures contract.

FUTURES CONTRACTS

     Each Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. Neither Series may purchase or sell futures contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under the Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     A Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts, resulting in losses to the Series. Certain futures exchanges or boards of trade have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase or sell certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series do not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract creates an obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract creates an obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Each Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. Neither Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

     A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

     There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.


PRINCIPAL INVESTMENT RESTRICTIONS

     Each Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

     Each Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of its total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

     Neither Series may, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). Neither Series may purchase more than 10% of the outstanding voting securities of any one issuer.

     Neither Series may invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities).

     Neither Series will invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

     Each Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

     Neither Series may make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending.

     Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT

     The overall business and affairs of the Series are managed by its Board of Directors. The Board approves all significant agreements between the Series and persons or companies furnishing services to the Series, including the Series' agreements with their Investment Advisor and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

     The Advisor acts as investment advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Series including supervision of service providers to the Series and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised     over
$5.5     billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's daily net assets. This fee is higher than the mean fee paid by all other mutual funds. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series.
 The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

          The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide shareholder support servicing and distribution assistance.
Investors may be charged a fee if they effect transactions through a broker or agent.

   YIELD AND TOTAL RETURN

     From time-to-time the Series may advertise its total return.Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. These minimums may be waived at the Distributor's discretion. The Fund has the right to refuse any order.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the
Distributor,    Transfer Agent, or its agents, if the order is received
before 4:00 p.m., Eastern Standard time by the Distributor, Transfer Agent, or
its agents.     Payment may be made by check or readily available funds.  The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for a Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Series' Board of Directors.

        Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking or statement savings accounts. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in an account for which payment has been received by the Fund may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in
objectives and policies before making any exchange.     The exchange
privilege may not be available in all states.      For federal and state
income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. Each Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "Good Order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Transfer Agent at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above
requirements for redemption.  Within    three     days after receipt of a
redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, each Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     Each Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Each Series intends to distribute to its shareholders on a semi-annual basis dividends substantially equal to all of its net investment income. Each Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each
non-corporate taxable     shareholder after the close of its fiscal year
both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate
of    31%     from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not compiled with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain    federal
income     tax considerations affecting the Series and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. These Series are not managed with respect to tax outcomes for their shareholders.

        Under Subchapter M of the Internal Revenue Code of 1986, (the
"Code"),     the Series is treated as a separate entity for    federal
income     tax purposes.  The Series intends to qualify each year as a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series "investment company taxable income" (generally, net investment income and the excess of net short-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distribution out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently, the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

     The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non_assessable and do not have cumulative voting rights.

     All securities and cash are held by Boston Safe Deposit and Trust Company. Deloitte & Touche, LLP serves as independent accountants for the Series and will audit its financial statements annually.

     Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                   APPENDIX

                    DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective
elements    may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating is reserved for income bonds on which no interest is being paid.

     Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.


                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-Leading market positions in well established industries.
-High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment for senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
& Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.
                                P.O. Box 41118
                          Rochester, New York  14604
                                1-800-466-3863

                           FLEXIBLE YIELD SERIES I
                           FLEXIBLE YIELD SERIES II
                          FLEXIBLE YIELD SERIES III


     Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Flexible Yield Series I, Flexible Yield Series II and the Flexible Yield Series III of the Fund (individually and collectively, the "Series").

     The primary objective of the Flexible Yield Series I is to seek the highest level of total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar- weighted average maturity of not more than 5 years.

     The primary objective of the Flexible Yield Series II is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar-weighted average maturity of not more than 10 years.

     The primary objective of the Flexible Yield Series III is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities without regard to maturity.

     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future
reference. A Statement of Additional Information, dated    March 6,
1996,     containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996.



SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)



Maximum Sales Charge Imposed on Purchases   None
Redemption Fees (1)                         None


(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."



ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses of the Series (as a percentage of average net assets):


                                             Flexible Yield    Flexible Yield    Flexible Yield
                                               Series I  (2)    Series II  (2)    Series III (2)
                                            ----------------  ----------------  ----------------

Management Fees After Reduction
   of Fees (3)                                         0.00%             0.00%             0.00%
   12b-1 Fees                                  None              None              None
Other Expenses After Expense
   Reimbursement                                       0.70%             0.80%             0.85%
                                            ----------------  ----------------  ----------------
Total Operating Expenses of the Series (3)             0.70%             0.80%             0.85%

You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:




                           1 year   3 years   5 years   10 years
                           -------  --------  --------  ---------

Flexible Yield Series I    $     7  $     22  $     39  $      87
Flexible Yield Series II         8        26        44         99
Flexible Yield Series III        9        27        47        105


(2) Flexible Yield Series I, Flexible Yield Series II, and Flexible Yield Series III were engaged in active investment operations for the year ended
       December 31, 1995; therefore, actual management fees and other expenses are used above.

(3) The Investment Advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by
     the Funds, expenses would have been 2.50%,    for Flexible Yield Series
     I and Flexible Yield Series II, the limit imposed by state securities
     law, and 2.46% for Flexible Yield Series III    .  Absent the fee waiver
     and assumption of expenses, the expenses paid on a $1,000 investment would have been:





                           1 year   3 years   5 years   10 years
                           -------  --------  --------  ---------

Flexible Yield Series I    $    25  $     78  $    133  $     284
Flexible Yield Series II        25        78       133        284
Flexible Yield Series III       25        77       131        280

The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time. However, the Advisor has agreed to continue this fee waiver and assumption of expenses at least through the Series' current fiscal year.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

The following tables provides selected per share data and ratios for the Flexible Yield Series
I, Flexible Yield Series II, and Flexible Yield Series III (for a share outstanding throughout the period for the period shown).  The tables are part of the Series' financial statements, which are included in the Statement of Additional Information incorporated by reference into this Prospectus.



FLEXIBLE YIELD SERIES I



                                                       For the year     For the period
                                                       ended            Feb. 15, 1994 to
                                                       Dec. 31, 1995    Dec. 31, 1994


Net asset value - Beginning of period                  $         9.69   $           10.00   (1)

Income from investment operations:
   Net investment income                                         0.46                0.24
   Net realized and unrealized gain/(loss)
      on investments                                             0.57               (0.32)
Total from investment operations                                 1.03               (0.08)

Less distributions declared to shareholders:
   From net investment income                                   (0.46)              (0.23)

Net asset value - End of period                        $        10.26   $            9.69

Total return                                                    10.79%             (0.86)%  (2)

Ratios (to average net assets)/Supplemental Data:
   Expenses (3)                                                  0.70%               0.70%  (2)
   Net investment income (3)                                     4.99%               4.41%  (2)

Portfolio turnover                                                 60%                 38%

Net assets - End of period (000's omitted)             $          256   $             231

(1) Initial offering price upon commencement of operations on February 15, 1994.
(2)  Annualized.


   (3) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenseshad been incurred by the Fund, expenses would have been limited to that required by state securities law and the net investment income per share and the ratios would have been as follows:


Net investment income                                  $         0.38   $            0.18
Ratios(to average net assets):
     Expenses                                                    2.50%               2.50%  (2)
     Net investment income                                       3.68%[/R]               3.70%  (2)






FLEXIBLE YIELD SERIES II



                                                     For the year     For the period
                                                     ended            Feb. 15, 1994 to
                                                     Dec. 31, 1995    Dec. 31, 1994


Net asset value - Beginning of period                $        9.27   $           10.00   (1)

Income from investment operations:
   Net investment income                                       0.56                0.27
   Net realized and unrealized gain/(loss)
      on investments                                           1.02               (0.74)
Total from investment operations                               1.58               (0.47)

Less distributions declared to shareholders:
   From net investment income                                 (0.55)              (0.26)

Net asset value - End of period                      $        10.30   $            9.27

Total return                                                  17.33%            (5.33 )%  (2)

Ratios (to average netassets)/Supplemental Data:
   Expenses(3)                                                 0.80%               0.80%  (2)
   Net investment income(3)                                    5.38%               5.40%  (2)

Portfolio turnover                                               35%                  0%

Net assets - End of period (000's omitted)           $          438   $             396

(1) Initial offering price upon commencement of operations on February 15, 1994.
(2)  Annualized.


   (3) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenseshad been incurred by the Fund, expenses would have been limited to that
 required by state securities law and the net investment income per share and the ratios would have been as follows:



Net investment income                                $         0.38   $            0.18
Ratios(to average net assets):
     Expenses                                                  2.50%               2.50%  (2)
     Net investment income                                     3.68%[/R]            3.70%  (2)





FLEXIBLE YIELD SERIES III


                                                                                          For the year     For the year
                                                                                                 ended            ended
                                                                                                 Dec. 31, 1995    Dec. 31, 1994
Net asset value - Beginning of period                                                            $         9.11   $         9.95

Income from investment operations:
   Net investment income                                                                                   0.58             0.26
   Net realized and unrealized gain/(loss)
      on investments                                                                                       1.40            (0.84)
Total from investment operations                                                                           1.98            (0.58)

Less distributions declared to shareholders:
From net investment income                                                                                (0.58)           (0.26)

Net asset value - End of period                                                                  $        10.51   $         9.11

Total return                                                                                              22.09%          (5.83)%

Ratios (to average net assets)/Supplemental Data:
Expenses (3)                                                                                               0.85%            0.85%
Net investment income (3)                                                                                  6.13%            6.22%

Portfolio turnover                                                                                            6%               1%

Net assets end of period (000's omitted)                                                         $        1,159   $          748

(1) Initial offering price upon commencement of operations on December 20, 1993.
(2)  Annualized.


   (3) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund for the periods ended December 31, 1993 and December 31, 1994, expenses would have been limited to that required by state securities law.
 If the full expenses allowed by state securities law had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:




Net investment income                                                                            $         0.43   $         0.19
Ratios(to average net assets):
     Expenses                                                                                              2.46%            2.50%
     Net investment income                                                                                 4.52%[/R]        4.57%



FLEXIBLE YIELD SERIES III



                                                                                                 For the period
                                                                                                 Dec. 20, 1993 to
                                                                                                 Dec. 31, 1993
Net asset value - Beginning of period                                                            $           10.00   (1)

Income from investment operations:
   Net investment income                                                                                      0.01
   Net realized and unrealized gain/(loss)
      on investments                                                                                         (0.05)
Total from investment operations                                                                             (0.04)

Less distributions declared to shareholders:
From net investment income                                                                                   (0.01)

Net asset value - End of period                                                                  $            9.95

Total return                                                                                               (12.41)%  (2)

Ratios (to average net assets)/Supplemental Data:
Expenses (3)                                                                                                  0.85%  (2)
Net investment income (3)                                                                                     3.85%  (2)

Portfolio turnover                                                                                               0%

Net assets end of period (000's omitted)                                                         $              75

(1)  Initial offering price upon commencement of
operations on December 20, 1993.
(2)  Annualized.
(3)  The investment advisor did not impose its
 management fee and paid a portion of the Fund's
 expenses.     If these expenses had been incurred
 by the Fund for the periods ended December 31, 1993 and December 31, 1994, expenses would have been limited to that required by state securities law.
 If the full expenses allowed by state securities law
had been incurred by the Fund, the net investment
income per share and the ratios would have been
as follows:




Net investment income                                                                            $            0.01
Ratios(to average net assets):
     Expenses                                                                                                 2.50%  (2)
     Net investment income                                                                                    2.20%  (2)

THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Flexible Yield Series I, Flexible Yield Series II and Flexible Yield Series III are diversified funds.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

FLEXIBLE YIELD SERIES I

     The objective of the Flexible Yield Series I is to seek the highest level of total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar weighted average maturity of not more than 5 years. The Flexible Yield Series I will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non_convertible corporate debt securities, mortgage-backed securities and Government obligations. Any remaining assets in the Flexible Yield Series I may be held in cash or high quality "money market securities", convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

     The Advisor may vary the maturities of the Series' securities depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. This Flexible Yield Series I will purchase short-term securities when the risk of negative returns are high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security, the lower its yield and the lower its price volatility. The Flexible Yield Series I will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation) but may invest up to 20% of its assets in lower-rated securities. These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See Additional Information about Investment Policies-High Yield Debt Securities.

FLEXIBLE YIELD SERIES II

     The primary objective of the Flexible Yield Series II is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities with a dollar-weighted average maturity of not more than 10 years. The Flexible Yield Series II will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non-convertible corporate debt securities, mortgage backed securities and Government obligations. Any remaining assets in the Flexible Yield Series II may be held in cash or high quality "money market securities", convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

     The Advisor may vary the maturities of the Series' securities depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. This Flexible Yield Series II will purchase short-term securities when the risk of negative returns are high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security, the lower its yield and the lower its price volatility. The Flexible Yield Series II will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation) but may invest up to 20% of its assets in lower-rated securities. These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See Additional Information about Investment Policies-High Yield Debt Securities.

FLEXIBLE YIELD SERIES III

     The primary objective of the Flexible Yield Series III is to maximize total return in the form of income and capital appreciation consistent with the preservation of capital by investing in fixed income securities without regard to maturity. The Flexible Yield Series III will, under normal circumstances, have at least 65% of the value of its total assets invested in a diversified portfolio consisting of the following U.S. dollar-denominated fixed income securities: non-convertible corporate debt securities, mortgage backed securities and Government obligations. Any remaining assets in the Series may be held in cash or, high quality "money market securities", convertible debt, preferred stock, futures contracts, and related options. There can be no assurance that the investment objective will be met.

     The Advisor may vary the maturities of the Series' securities without restriction, depending on its evaluation of interest rate trends and other factors affecting the fixed income markets. The Flexible Yield Series III will purchase short_term securities when the risk of negative returns are high as determined by the Advisor. Generally, the shorter the maturity of a fixed income security the lower its yield and the lower its price volatility. The Flexible Yield Series III will invest primarily in fixed income securities rated in the four highest rating categories (Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation) but may invest up to 20% of its assets in lower-rated securities. These securities are commonly known as junk bonds. Securities rated Baa or BBB are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. See Risk and Additional Information about Investment Policies-High Yield Debt Securities.

GENERAL

     For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, a Series may invest up to 100% of its assets in money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or P-1 by Moody's, repurchase agreements involving such securities and other shares of investment companies investing solely in such securities as permitted by applicable law) and may hold a portion of its assets in cash.

     For a description of the above ratings, see the Appendix and the Statement of Additional Information.

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Set forth below is further information about certain types of securities, in which each Series may invest, as well as information about additional types of investments and certain strategies each Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of a Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

FOREIGN SECURITIES

     While each Series generally emphasizes investments in U.S. Government securities and companies domiciled in the United States, it may invest up to 25% in foreign securities of the same types and quality as the domestic securities in which the Series may invest when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment objective of the Series. Foreign securities may be denominated either in U.S. dollars or foreign currencies. Each Series will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in securities of foreign issuers that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. The Series' restriction on investment in foreign securities is a fundamental policy that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of a Series.

     There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S.

     Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

REPURCHASE AGREEMENTS

     Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from financial institutions such as banks and broker-dealers (the "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

     The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' Custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

SECURITIES LENDING

     Each Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System and will be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned will not exceed 30% of the value of the total assets of the Series.

U.S. GOVERNMENT SECURITIES

     Each Series may purchase securities issued or guaranteed by the U.S.

Government, its agencies or instrumentalities. Direct obligations of the U.S. Government include bills, notes and bonds issued by the U.S. Treasury and obligations issued or guaranteed by U.S. agencies or instrumentalities. The obligations of certain U.S. agencies (e.g., the Government National Mortgage Association) are backed by the full faith and credit of the U.S. Government or are supported by the agencies' rights to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the agency (e.g., the Federal National Mortgage Association).

SHORT SALES

     Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge and as a method of deferring realized capital gains from one taxable year to the next for tax purposes.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

     Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account with a segregated portfolio of high quality liquid debt instruments or cash in an amount at least equal to the purchase price.

MORTGAGE-BACKED SECURITIES

     Each Series may purchase mortgage-backed securities which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation. Mortgage-backed securities may also be issued by other U.S. and foreign government agencies and non-governmental entities which consist of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). Each Series may purchase CMOs that are rated in one of the top two rating categories by S&P or Moody's. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. CMOs and REMICs backed solely by GNMA certificates or other mortgage pass-hroughs issued or guaranteed by the U.S. Government or its agencies and instrumentalities may be supported by various types of insurance.
 However, the guarantees or insurance do not extend to the mortgage-backed securities' values, which are likely to vary inversely with fluctuations in interest rates.

     Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal
payments from the mortgages underlying the certificate.   When the Advisor is
determining the maturity of pass-through certificates the Advisor will consider the maturity to be equal to the average life rather than the stated maturity. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Series reinvests the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time.
 Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

HIGH YIELD DEBT SECURITIES

     High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-oupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-oupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

VARIABLE AND FLOATING RATE INSTRUMENTS

     Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

HEDGING TECHNIQUES

     Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolio, that is, to reduce the overall level of risk that normally would be expected to be associated with its investments.
 The Series may write covered call options on common stocks; may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, the Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

OPTIONS ON SECURITIES

     A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise during the option term, to deliver the underlying security against payment of the exercise price. Conversely, a put option gives its purchaser, in return for a premium, the right to sell the underlying equity security at a specified price during the option term to the writer of the put option, who receives the premium. Each Series will sell call options only on a "covered" basis, i.e., it will own the underlying security at all times, and will write put options only on a secured basis, i.e., it will maintain an amount equal to the exercise price in a segregated account at all times. Each Series may engage in option transactions for hedging purposes and to realize a greater current return, through the receipt of premiums, than would be earned on the underlying securities alone. Options traded in the over-the-counter market will be considered illiquid unless the Fund has entered into arrangements with U.S. Government securities dealers to dispose of such options at a formula price based on a multiple of the original premium plus the amount for which the option is "in the money".

FUTURES CONTRACTS

     Each Series may purchase and sell financial futures contracts on debt securities on a commodities exchange or board of trade for certain hedging, return enhancement and risk management purposes in accordance with applicable regulations. A financial futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future.
None of the Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its Custodian in the amount prescribed.

     A Series' successful use of futures contracts depends on the Advisor's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of a futures contract and the price of the securities being hedged is imperfect and there is a risk that the value of the securities being hedged may increase or decrease at a greater rate than the related futures contracts, resulting in losses to the Series. Certain futures exchanges or boards of trade have established daily limits based on the amount of the previous day's settlement price. These daily limits may restrict the Series' ability to repurchase for sale certain futures contracts on any particular day.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     A Series' use of forward foreign currency contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to existing portfolio positions denominated in such currencies. A transaction hedge involves the purchase or sale of a forward contract with respect to a specific receivable or payable of the Series while a position hedge relates to a specific portfolio holding. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Series to establish a rate of exchange for a future point in time. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Based on current legal interpretation, the Series do not consider forward foreign currency exchange contracts to be commodities or commodity contracts for purposes of the Series' fundamental restrictions concerning investment in commodities or commodity contracts, as set forth in the Statement of Additional Information.

CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A currency futures contract is an agreement for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract means the obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date while a "purchase" of a currency futures contract means the obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. A Series will only enter into futures contracts which are traded on national or foreign futures exchanges and which are standardized as to maturity date and the underlying financial instrument. Options on currency futures contracts give the purchaser the right, in return for the premium paid, to assume a long or short position in the futures contract. None of the Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio.

FOREIGN CURRENCY OPTIONS

     A call option on a foreign currency is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the currency underlying the option at a specified price at any time during the term of the option. The writer of a call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying currency against payment of the exercise price. Conversely, a put option on a foreign currency gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the option term to the writer of the put option, who receives the premium.

RISKS ASSOCIATED WITH HEDGING STRATEGIES

     There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and, (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may restrict trading in forward currency contracts, options, futures contracts and futures options.

PRINCIPAL INVESTMENT RESTRICTIONS

     Each Series is subject to certain investment restrictions which are fundamental policies that cannot be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the Series' outstanding shares.

     Each Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the its total assets and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding.

     None of the Series may, with respect to 75% of its total assets, invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer.

     None of the Series may invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government securities).

     None of the Series will invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days.

     Each Series may purchase shares of closed-end investment companies that are traded on national exchanges to the extent permitted by applicable law.

     None of the Series may make loans, except that each may invest in debt securities and repurchase agreements and may engage in securities lending.

     Additional information about the Series' investment restrictions is contained in the Statement of Additional Information.

MANAGEMENT

     The overall business and affairs of the Series are managed by its Board of Directors. The Board approves all significant agreements between the Series and persons or companies furnishing services to the Series, including the Series' agreements with its Investment Advisor and Custodian. The day-to-day operations of the Series are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

     The Advisor acts as Investment Advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised    over
$5.5     billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .35% for the Flexible Yield Series I, .45% for the Flexible Yield Series II, and .50% for the Flexible Yield Series III of the Fund's daily net assets. In addition , the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to servicing or with respect to which the Fund may have to indemnify its officers and Directors.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide
shareholder support servicing and distribution assistance.     Investors may
be charged a fee if they effect transactions through a broker or agent.

   YIELD AND TOTAL RETURN

     From time-to-time the Series may advertise its total return.Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

     The "30-day yield" of a series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on a Series' securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. These minimums may be waived at the Distributor's discretion. The Distributor has the right to refuse any order.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the Distributor, Transfer Agent, or its agents, if the order is received before 4:00 p.m., Eastern Standard time by the Distributor, Transfer Agent, or its agents. Payment may be made by check or readily available funds. The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Series' Board of Directors.

        Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking or statement savings accounts. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in an account with the Fund for which payment has been received by the Fund may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series at net asset value. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making
any exchange.     The exchange privilege may not be available in all states.
     For federal and state income tax purposes, an exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "Good Order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as the term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Advisor at 1-800-466-3863 for more information.  The

Transfer Agent may make certain de minimis exceptions to the above requirements for redemption. Within three days after receipt of a redemption request by the Transfer Agent in "good order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks), payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, each Series has reserved the right to pay the redemption price either totally or partially, by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     Each Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern Standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Each Series intends to distribute to its shareholders on an quarterly basis dividends substantially equal to all of its net investment income. Each Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each
   non-corporate taxable     shareholder after the close of its fiscal year
both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate
of    31%     from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not compiled with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain    federal
income    tax considerations affecting the Series and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Series or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. These Series are not managed with respect to tax outcomes for their shareholders.

        Under Subchapter M of the Internal Revenue Code of 1986, as amended
(the "Code")    , the Series is treated as a separate entity for
   federal income     tax purposes.  The Series intends to qualify each year
as a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series "investment company taxable income" (generally, net investment income and the excess of net short-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distribution out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently, the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

     The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, while general liabilities and expenses of the Fund will be allocated among the Series. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     As of    February 20, 1996     Manning & Napier Advisors, Inc.
beneficially owned    32.16%     of the Flexible Yield Series II.

     All securities and cash are held by Boston Safe Deposit and Trust Company. Deloitte & Touche, LLP serves as independent accountants for the Series and will audit its financial statements annually.

     Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                   APPENDIX

                    DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective
elements    may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.


Standard & Poor's Corporation's corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The C rating is reserved for income bonds on which no interest is being paid.

     Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short_term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
     -Leading market positions in well-established industries.
     -High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short_term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:
     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.
                                P.O. Box 41118
                          Rochester, New York  14604
                                1-800-466-3863

                          NEW YORK TAX EXEMPT SERIES


     Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the New York Tax Exempt Series of the Fund (the "Series"). The Series' investment objective is to seek a high level of current income exempt from federal income tax and New York personal income tax, consistent with preservation of capital.

     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future
reference. A Statement of Additional Information, dated    March 6,
1996,     containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996.



SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)




Maximum Sales Charge Imposed on Purchases    None
Redemption Fees (1)                          None


(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."



ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses of the Series (as a percentage of average net assets):



Management Fees (2)                         0.50%
12b-1 Fees.                                 None
Other Expenses (3)                          0.15%
                                            -----
Total Operating Expenses of the Series (3)   0.65%





Example

You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:



                             1 year   3 years   5 years   10 years
                             -------  --------  --------  ---------

New York Tax Exempt Series   $     7  $     21  $     36  $      81

(2) Clients who have entered into investment advisory agreements with Manning & Napier Advisors, Inc. (the Fund's Advisor) will be separately rebated by Manning & Napier an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. See "Management."

(3) New York Tax Exempt Series was engaged in active investment operations for the year ended December 31, 1995; therefore, actual management fees and other expenses are used above.

(4) Should the total operating expenses for the Series exceed .85% of its average net assets, the Advisor has voluntarily agreed to waive its fee and pay other operating expenses in an amount that limits total operating expenses to .85% of its average net assets. The fee waiver and the assumption of expenses by the Advisor is voluntary and may be terminated at any time. However, the Advisor has agreed to continue this assumption of expenses at least through the Series' current fiscal year.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.




FINANCIAL HIGHLIGHTS
The following table provides selected per share data and ratios for the New York Tax
Exempt Series  (for  a  share  outstanding throughout the period for the periods shown).  The table is part of the Series' audited financial statements, which are included in the
Statement of Additional Information incorporated by reference into this Prospectus.





                                                    For the year     For the period
                                                    ended            Jan. 17, 1994 to
                                                    Dec. 31, 1995    Dec. 31, 1994

Net asset value - Beginning of period               $         8.98   $           10.00   (1)

Income from investment operations:
   Net investment income                                      0.40                0.34
   Net realized and unrealized gain/(loss)
      on investments                                          1.09               (1.02)

Total from investment operations                              1.49               (0.68)

Less distributions declared to shareholders:
   From net investment income                                (0.40)              (0.34)

Net asset value - End of period                     $        10.07   $            8.98

Total return                                                 16.78%             (7.12)%  (2)

Ratios (to average net assets)/Supplemental Data:
   Expenses                                                   0.65%               0.79%  (2)
   Net investment income                                      4.36%               3.82%  (2)

Portfolio turnover                                               0%                  6%

Net assets - End of period (000's omitted)          $      28,817    $          17,301

(1) Initial offering price upon commencement of operations on January 17, 1994.
(2)  Annualized.

THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the New York Tax Exempt Series. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The New York Tax Exempt Series is a diversified fund.

     Shares of the Series are offered directly to investors and to employees and clients of the Advisor or its affiliates that have authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates. There is no limitation on the investment in shares of the Series on behalf of discretionary account clients unless otherwise limited by a client agreement. There are no fees or expenses charged to any investor in connection with acquisition of shares of the Series.

     Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interest of the Fund and its clients so as to minimize the effect on performance.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

     The Series' objective is to seek as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with preservation of capital. The Investment Advisor will attempt to balance the Fund's goals of high income and capital preservation by building a portfolio of securities that in the aggregate afford the opportunity to earn current income, but also have quality and other characteristics that attempt to avoid permanent capital losses. However, the Fund's portfolio securities and, therefore, its shares will inevitably fluctuate in value to a certain extent. Under current law, to the extent distributions by the Series are derived from interest on New York Tax Exempt Securities (which are described below) and are designated as such, they are exempt from federal and New York personal income taxes. The Series is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     The Series seeks to achieve its objective by following the fundamental investment policy of investing at least 80% of its net assets in New York Tax Exempt Securities, except when investing for defensive purposes during times of adverse market conditions. The Series may also invest in taxable obligations described below under "Risk and Additional Information about Investment Policies" to the extent permitted by its investment policies, or hold its assets in money market instruments or in cash. The Series' investments in New York Tax Exempt Securities and taxable obligations will be limited to securities rated in the four highest categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or Standard & Poor's Corporation (AAA, AA, A, BBB). For a description of the above ratings, see the Appendix. Securities rated Baa by Moody's or BBB by Standard & Poors are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities.

     When the Series invests in New York Tax Exempt Securities in the lower rating categories, the achievement of the Series' goals is more dependent on the Advisor's ability than would be the case if the Series were investing in New York Tax Exempt Securities in the higher rating categories. The amount of information about the financial condition of an issuer of New York Tax Exempt Securities may not be as extensive as information about corporations whose securities are publicly traded. In addition, tax considerations may limit the Series' ability to vary its portfolio securities in response to developments in interest rates and economic conditions. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions.

     Interest income from certain types of New York Tax Exempt Securities may be subject to federal alternative minimum tax. It is a fundamental policy of the Series to exclude these securities from the term "New York Tax Exempt Securities" for purposes of determining compliance with the 80% test described above.

     In pursuing its objective, the Series may to a limited extent buy and sell futures contracts and options and may enter into repurchase agreements and forward commitments. These incidental investment practices, which may produce taxable capital gains and involve special risks, are described below.

     The market value of the Series' investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term, fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of tax-exempt securities and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect interest income derived from those securities but will affect the Series' net asset value.

     During times when conditions in the markets for New York Tax Exempt Securities suggest a temporary defensive position, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Series' assets. In implementing these "defensive" strategies, the Series may invest in taxable obligations, including: obligations of the U.S. Government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; other debt securities rated within the four highest categories by either Moody's or Standard & Poor's; commercial paper rated in the highest category by either rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Advisor considers consistent with such strategy. It is impossible to predict when, or for how long, the Series will use such alternative strategies. The limitations described above on the ability of the Series to vary its portfolio securities may limit the Series' use of these alternative investment strategies.

     A change in the securities held by the Series is known as "portfolio turnover". Portfolio turnover generally involves some expense to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The Series expects that its annual portfolio turnover rate will be no more than 100%.

NEW YORK TAX EXEMPT SECURITIES

     New York Tax Exempt Securities are debt obligations issued by the State of New York and its political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and New York personal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, and may also include certain types of private activity and industrial development bonds or notes issued by public authorities to finance privately owned or operated facilities or to fund short-term cash requirements. Short-term New York Tax Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. New York Tax Exempt Securities also include debt obligations issued by other governmental entities (for example, U.S. territories) if such debt obligations generate interest income which is exempt from federal income tax and New York personal income tax.

     The two principal classifications of New York Tax Exempt Securities are general obligation and limited obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Limited obligation (or revenue) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. So-called "private activity bonds" and "industrial development bonds" are in most cases limited obligation securities, the credit quality of which is directly related to the corporate user of the facilities.

     The Series may also invest in securities representing interests in New York Tax Exempt Securities, known as "inverse floating obligations" or "residual interest bonds", paying interest rates that vary inversely to changes in the interest rates of specified short-term tax exempt securities or an index of short-term tax exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax exempt securities increase or decrease in response to such changes. As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax exempt securities. To seek to limit the interest rate risk of these securities, the Series may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. There is no limit on the percentage of assets that may be invested in inverse floating obligations or residual interest bonds.

     Certain risks are inherent in the Series' investments in New York Tax Exempt Securities. These risks result from amendments to the New York

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Constitution and other statutes that limit the taxing and spending authority of the State of New York, and a variety of New York laws and regulations that may affect, directly or indirectly, New York Tax Exempt Securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result.

     The Series' concentration in investments in New York Tax Exempt Securities involves greater risks than if its investments were more diversified. Because the Series invests primarily in New York Tax Exempt Securities, investors should consider that the Series' yield and share price are sensitive to political and economic developments within the State of New York, and to the financial condition of the State, its public authorities, and political subdivisions, particularly the City of New York.

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Set forth below is further information about certain types of securities in which the Series may invest as well as information about additional types of investments and certain strategies the Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

INVESTMENTS IN PREMIUM SECURITIES

     During a period of declining interest rates, many of the Series' portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Series' shares. The value of such "premium" securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their call). As a result, an investor who purchases shares of the Series during such periods would initially receive higher distributions (derived from the higher coupon rates payable on the Series' investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or call date). In evaluating the potential performance of an investment in the Series, investors may find it useful to compare the Series' current dividend rate with the Series' "yield", which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission regulations and which reflects amortization of market premiums.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

RISKS ASSOCIATED WITH THE SERIES' INVESTMENT PROGRAM

     At times, a portion of the Series' assets may be invested in New York Tax Exempt Securities as to which the Series, by itself or together with other funds and accounts managed by the Advisor, holds a major portion or all of an issue of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Series could find it more difficult to sell such securities when the Advisor believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of

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such securities for purposes of computing the Series' net asset value.  In order to enforce its rights in the event of a default under such securities, the Series may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Series' operating expenses and adversely affect the Series' net asset value. Any income derived from the Series' ownership or operation of such assets would not be tax-exempt.

     Certain securities held by the Series may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Series during a time of declining interest rates, the Series may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Since the Series invests primarily in New York Tax Exempt Securities, the value of its shares may be especially affected by factors pertaining to the New York economy and other factors specifically affecting the ability of issuers of New York Tax Exempt Securities to meet their obligations. As a result, the value of the Series' shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers of New York Tax Exempt Securities may be affected from time to time by economic, political, and demographic conditions within the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of New York Tax Exempt Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic conditions of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability of an issuer of New York Tax Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other New York Tax Exempt Securities as well.

     Because of the relatively small number of issuers of New York Tax Exempt Securities, the Series is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the Series if the issuer is unable to make interest or principal payments or if the market value of such securities declines.

FINANCIAL FUTURES AND OPTIONS

     The Series may purchase and sell financial futures contracts for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This Index is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Series enters into and closes its futures position, the Series may realize a gain or loss. The Series may purchase and sell futures contracts on the Index (or any other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of New York Tax Exempt Securities which the Fund owns or expects to purchase. The Series may also purchase and sell put and call options on index futures, and on the indices directly, in addition or as an alternative to purchasing and selling financial futures contracts.

     The Series may also, for hedging purposes, purchase and sell futures contracts and related options with respect to U.S. Government Securities, including U.S. Treasury bills, notes and bonds ("U.S. Government Securities") and options directly on U.S. Government Securities. The Advisor believes that, under certain market conditions, price movements in U.S. Government Securities futures and related options may correlate closely with price movements in New York Tax Exempt Securities and may as a result provide hedging opportunities for the Series. U.S. Government Securities futures and related options would be used in a way similar to the Series' use of index futures and related options. The Series will only purchase or sell U.S.

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Government Securities futures or related options when, in the opinion of the
Advisor, price movements in such futures and options will correlate closely with price movements in the New York Tax Exempt Securities which are the subject of the hedge.

        The Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its Custodian in the amount prescribed.

     The use of futures and options involves certain special risks and may result in realization of taxable capital gains. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying bond index or U.S. Government Securities or the New York Tax Exempt Securities which are the subject of the hedge. The successful use of futures and options further depends on the Advisor's ability to forecast interest rate movements correctly. Other risks arise from the Series' potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist at a particular time. Certain provisions of the Internal Revenue Code and other regulatory requirements may limit the Series' ability to engage in futures and options transactions.

     A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the Statement of Additional Information.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

      The Series may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Series if the other party should default on its obligation and the Series is delayed or prevented from recovering the collateral. The Series may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

LIMITING INVESTMENT RISK

     Specific investment restrictions help the Series limit investment risks for its shareholders. These restrictions prohibit the Series from investing more than: (a) (with respect to 75% of its total assets) 5% of its total assets in the securities of any one issuer, other than U.S. Government Securities;* (b) 5% of its net assets in securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years (except obligations of the U.S. Government or agencies or instrumentalities and obligations backed by the faith, credit and taxing power of any person authorized to issue New York Tax Exempt Securities); (c) 10% of its net assets in securities restricted as to resale; and (d) 10% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding Rule 144A securities determined by the Series' Board of Directors [or the person supervised by the Series' Board of Directors to make such determinations] to be readily marketable), and repurchase agreements maturing in more than seven days; (e) 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities). In addition, the Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets.

     Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the Statement of Additional Information for the full text of these policies and the Series' other fundamental policies. Except for investment policies designated as fundamental in this Prospectus or the Statement of Additional Information, the investment policies described

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in this Prospectus and in the Statement of Additional Information are not
fundamental policies. The Board of Directors may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Board of Directors would not materially change the Series' investment objective without shareholder approval.

MANAGEMENT

     The overall business and affairs of the Series are managed by its Board of Directors. The Board approves all significant agreements between the Series and persons or companies furnishing services to the Series, including the Series' agreements with its Investment Advisor and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

     The Advisor acts as investment advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Series including supervision of service providers to the Series and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised    over
$5.5     billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .50% of the Fund's daily net assets. Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately rebated by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. The Advisor has also voluntarily agreed to assume or pay expenses of the Series, if necessary, so that the total annual operating expenses of the Series do not exceed .85% of the Series' average daily net assets. This assumption is voluntary and maybe terminated at anytime. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide
shareholder support servicing and distribution assistance.     Investors may
be charged a fee if they effect transactions through a broker or agent.

   YIELD AND TOTAL RETURN

   From time-to-time the Series may advertise its total return.Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

     The "30-day yield" of a series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on a Series' securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. These minimums may be waived at the Distributor's discretion. The Distributor has the right to refuse any order.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the
Distributor,    Transfer Agent, or its agents, if the order is received
before 4:00 p.m., Eastern Standard time by the Distributor, Transfer Agent or
its agents.      Payment may be made by check or readily available funds.
The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service approved by the Series' Board of Directors.

        Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking or statement savings accounts. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in a direct investment account with the Fund for which payment has been received by the Fund may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making
any exchange.     The exchange privilege may not be available in all
states.      For federal and state income tax purposes, an exchange is
treated as a sale of the shares exchanged and therefore, an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "Good Order" to the

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Transfer Agent.  "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Advisor at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above
requirements for redemption.  Within    three     days after receipt of a
redemption request by the Transfer Agent in "Good Order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the Investment Company Act of 1940 ("1940 Act") if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks) payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     The Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern Standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service, (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. Assets initially expressed in foreign currencies will be converted into U.S. dollars as of the exchange rates quoted by any major bank. If such quotes are not available, the exchange rates will be determined in accordance with policies established in good faith by the Board of Directors. See the Statement of Additional Information for further information.

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DIVIDENDS AND TAX STATUS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     The Series intends to distribute to its shareholders on a quarterly basis dividends substantially equal to all of its net investment income. The Series also intends to distribute net realized short and long_term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or
both, be made in cash.  The Fund will notify each    non-corporate
taxable     shareholder after the close of its fiscal year both of the dollar amount and the tax status of that year's distributions.  Generally, the Fund
will be required to impose backup withholding at the rate of    31%     from
ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain    federal
income     tax considerations affecting the Series and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here is not intended as a substitute for careful tax planning.

        Under Subchapter M of the Internal Revenue Code of 1986, as amended
(the "Code")    , the Series is treated as a separate entity for    federal
income     tax purposes.  The Series intends to qualify    each year     as
a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' exempt income and 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

NEW YORK STATE AND LOCAL TAX

     Under New York law, dividends paid by the Series are exempt from New York State and New York City income tax for individuals who reside in New York to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on New York obligations. Other distributions from the Series, including distributions derived from net short-term and long-term capital gains, are generally not exempt from New York State and City personal income tax.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon
affects only the interests of the shareholders of a Series.     Income, direct
liabilities and direct operating expenses of the Series will be allocated directly to the Series, while general liabilities and expenses of the Fund will be allocated among each Series. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     All securities and cash are held by Boston Safe Deposit and Trust Company. Coopers & Lybrand, L.L.P. serves as independent accountants for the Series and will audit its financial statements annually.

     Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                   APPENDIX

             DESCRIPTION OF MUNICIPAL AND CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s municipal and corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective
elements    may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



Standard & Poor's Corporation's municipal and corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Standard & Poor's may modify the rating from "AA" to "B" by the addition of a plus or minus sign to show relative standing within the major rating categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-Leading market positions in well-established industries.
-High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.
                                P.O. Box 41118
                          Rochester, New York  14604
                                1-800-466-3863

                            OHIO TAX EXEMPT SERIES


     Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Ohio Tax Exempt Series of the Fund (the "Series"). The Series' investment objective is to seek a high level of current income exempt from federal income tax and Ohio personal income tax, consistent with preservation of capital.

     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future
reference. A Statement of Additional Information, dated    March 6,
1996    , containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996    .



SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)




Maximum Sales Charge Imposed on Purchases   None
Redemption Fees (1)                         None

(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."





ANNUAL OPERATING EXPENSES

The following information provides (i) a tabular summary of expenses relating to the annual operating expenses of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses of the Series (as a percentage of average net assets):



Management Fees After Reduction of Fees (2)(4)   0.41%
   12b-1 Fees                                    None
Other Expenses (3)                              0.44%
                                                 -----
Total Operating Expenses of the Series (3)       0.85%


Example

You would pay the following expenses on a $1,000 investment, assuming b) 5.0% annual return and b) redemptions at the end of each time period:




                        1 year   3 years   5 years   10 years
                        -------  --------  --------  ---------

Ohio Tax Exempt Series  $     9  $     27  $     47  $     105


(2) Clients who have entered into investment advisory agreements with Manning & Napier Advisors, Inc. (the Fund's Advisor) will be separately rebated by Manning & Napier an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. See "Management."

(3) Ohio Tax Exempt Series was engaged in active investment operations for the year ended December 31, 1995; therefore, actual management fees and other expenses are used above.

(4) The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other operating expenses of the Series in an amount that operates to limit total operating expenses for the Series to not more than .85% of its average net assets. Absent the fee waiver and assumption of expenses, management fees and total operating expenses as a percentage of net
      assets, respectively, would be .50% and    .94%     for the Series. Absent
    the fee waiver and assumption of expenses, expenses paid on a $1,000 investment would have been:







                        1 year   3 years   5 years   10 years
                        -------  --------  --------  ---------

Ohio Tax Exempt Series     $ 10  $     30  $     52  $     115

The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time. However, the Advisor has agreed to continue this fee waiver and assumption of expenses at least through the Series' current fiscal year.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS

The following table provides selected per share data and ratios for the Ohio Tax Exempt Series (for a share outstanding throughout the period for the periods shown).  The tables are part of the Series' financial statements, which are included in the Statement of Additional Information incorporated by reference into this
Prospectus.




                                                                 For the year       For the period
                                                              ended                 Feb. 14, 1994 to
                                                              Dec. 31, 1995         Dec. 31, 1994

Net asset value - Beginning of period                         $         9.18        $           10.00      (1)

Income from investment operations:
   Net investment income                                                0.42                     0.21
   Net realized and unrealized gain/(loss)
   on investments                                                       1.14                    (0.83)

Total from investment operations                                        1.56                    (0.62)

Less distributions declared to shareholders:
   From net investment income                                          (0.43)                   (0.20)

Net asset value - End of period                               $        10.31        $            9.18

Total return                                                           17.14%                  (7.05)%     (2)

Ratios (to averagenetassets)/Supplemental Data:
   Expenses                                                             0.85%  (4)               0.85%  (2)(3)
   Net investment income                                                4.50%  (4)               4.03%  (2)(3)

Portfolio turnover                                                         1%                       2%

Net assets - End of period (000's omitted)                    $        6,144        $           3,901


(1) Initial offering price upon commencement of operations on February 14, 1994.
(2)  Annualized.


   (3) The investment advisor did not impose its management fee and paid a portion of the Fund's expenses.
(4) The investment advisor waived a portion of its management fee.

 If these expenses had been incurred
 by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:


Net investment income                                         $         0.41        $            0.14
Ratios(to average net assets):
   Expenses                                                             0.94%                    2.07%     (2)
   Net investment income                                                4.41%[/R]                2.81%     (2)

THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Ohio Tax Exempt Series (the "Series"). Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Ohio Tax Exempt Series is a diversified fund.

     Shares of the Series are offered directly to investors and to employees and clients of the Advisor or its affiliates that have authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates. Investment in shares of the Series on behalf of discretionary account clients is limited to 10% of the account unless otherwise this limit has been waived by a client agreement. There are no fees or expenses charged to any investor in connection with acquisition of shares of the Series.

     Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interest of the Fund and its clients so as to minimize the effect on performance.

RISK AND INVESTMENT OBJECTIVES AND POLICIES

     The Series' objective is to seek as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with preservation of capital. The Investment Advisor will attempt to balance the Series' goals of high income and capital preservation by building a portfolio of securities that in the aggregate afford the opportunity to earn current income, but also have quality and other characteristics that attempt to avoid permanent capital losses. However, the Series' portfolio securities and, therefore, its shares will inevitably fluctuate in value to a certain extent. Under current law, to the extent distributions by the Series are derived from interest on Ohio Tax Exempt Securities (which are described below) and are designated as such, they are exempt from federal and Ohio personal income taxes. The Series is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     The Series seeks to achieve its objective by following the fundamental investment policy of investing at least 80% of its net assets in Ohio Tax Exempt Securities, except when investing for defensive purposes during times of adverse market conditions. The Series may also invest in taxable obligations described below under "Ohio Tax Exempt Securities" to the extent permitted by its investment policies, or hold its assets in money market instruments or in cash. The Series' investments in Ohio Tax Exempt Securities and taxable obligations will be limited to securities rated in the four highest categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A,
Baa) or Standard & Poor's Corporation (AAA, AA, A, BBB). For a description of the above ratings, see the Appendix. Securities rated Baa by Moody's or BBB by Standard & Poor's are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities. When the Series invests in Ohio Tax Exempt Securities in the lower rating categories, the achievement of the Series' goals is more dependent on the Advisor's ability than would be the case if the Series were investing in Ohio Tax Exempt Securities in the higher rating categories. The amount of information about the financial condition of an issuer of Ohio Tax Exempt Securities may not be as extensive as information about corporations whose securities are publicly traded. In addition, tax considerations may limit the Series' ability to vary its portfolio securities in response to developments in interest rates and economic conditions. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions.

     Interest income from certain types of Ohio Tax Exempt Securities may be subject to federal alternative minimum tax. It is a fundamental policy of the Series to exclude these securities from the term "Ohio Tax Exempt Securities" for purposes of determining compliance with the 80% test described above.

     In pursuing its objective, the Series may, to a limited extent, buy and sell futures contracts and options and may enter into repurchase agreements and forward commitments. These incidental investment practices, which may produce taxable capital gains and involve special risks, are described below.

     The market value of the Series' investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term, fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of tax-exempt securities and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect interest income derived from those securities but will affect the Series' net asset value.

     During times when conditions in the markets for Ohio Tax Exempt Securities suggest a temporary defensive position the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Series' assets. In implementing these "defensive" strategies, the Series may invest in taxable obligations, including: obligations of the U.S. Government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; other debt securities rated within the four highest categories by either Moody's or Standard & Poor's; commercial paper rated in the highest category by either rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Advisor considers consistent with such strategy. It is impossible to predict when, or for how long, the Series will use such alternative strategies. The limitations described above on the ability of the Series to vary its portfolio securities may limit the Series' use of these alternative investment strategies.

     A change in the securities held by the Series is known as "portfolio turnover". Portfolio turnover generally involves some expense to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The Series expects that its annual portfolio turnover rate will be no more than 100%.

OHIO TAX EXEMPT SECURITIES

     Ohio Tax Exempt Securities are debt obligations issued by the State of Ohio and its political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and Ohio personal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities and may also include certain types of private activity and industrial development bonds or notes issued by public authorities to finance privately owned or operated facilities or to fund short-term cash requirements. Short-term Ohio

Tax Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. Ohio Tax Exempt Securities also include debt obligations issued by other governmental entities (for example, U.S. territories) if such debt obligations generate interest income which is exempt from federal income tax and Ohio personal income tax.

     The two principal classifications of Ohio Tax Exempt Securities are general obligation and limited obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Limited obligation (or revenue) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. So-called "private activity bonds" and "industrial development bonds" are in most cases limited obligation securities, the credit quality of which is directly related to the corporate user of the facilities.

     The Series may also invest in securities representing interests in Ohio Tax Exempt Securities, known as "inverse floating obligations" or "residual interest bonds", paying interest rates that vary inversely to changes in the interest rates of specified short-term tax exempt securities or an index of short-term tax exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax exempt securities increase or decrease in response to such changes. As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax exempt securities. To seek to limit the interest rate risk of these securities, the Series may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. There is no limit on the percentage of assets that may be invested in inverse floating obligations or residual interest bonds.

     The Series' concentration in investments in Ohio Tax Exempt Securities involves greater risks than if its investments were more diversified. Because the Series invests primarily in Ohio Tax Exempt Securities, investors should consider that the Series' yield and share price are sensitive to political and economic developments within the State of Ohio. If either Ohio or any of its local governmental entities is unable to meet its financial obligations, there could be an adverse effect on the income derived by the Series, the ability to preserve or realize appreciation of the Series' capital and the Series' liquidity. A more complete description of these risks is contained in the Statement of Additional Information.

RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Set forth below is further information about certain types of securities in which the Series may invest, as well as information about additional types of investments and certain strategies the Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

INVESTMENTS IN PREMIUM SECURITIES

     During a period of declining interest rates, many of the Series' portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Series' shares. The value of such "premium" securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their call date). As a result, an investor who purchases shares of the Series during such periods would initially receive higher distributions (derived from the higher coupon rates payable on the Series' investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or call date). In evaluating the potential performance of an investment in the Series, investors may find it useful to compare the Series' current dividend rate with the Series' "yield", which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission regulations and which reflects amortization of market premiums.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

RISKS ASSOCIATED WITH THE SERIES' INVESTMENT PROGRAM

     At times, a portion of the Series' assets may be invested in Ohio Tax Exempt Securities as to which the Series, by itself or together with other funds and accounts managed by the Advisor, holds a major portion or all of an issue of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Series could find it difficult to sell such securities when the Advisor believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Series' net asset value. In order to enforce its rights in the event of a default under such securities, the Series may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Series' operating expenses and adversely affect the Series' net asset value. Any income derived from the Series' ownership or operation of such assets would not be tax-exempt.

     Certain securities held by the Series may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Series during a time of declining interest rates, the Series may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Since the Series invests primarily in Ohio Tax Exempt Securities, the value of its shares may be especially affected by factors pertaining to the Ohio economy and other factors specifically affecting the ability of issuers of Ohio Tax Exempt Securities to meet their obligations. As a result, the value of the Series' shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers of Ohio Tax Exempt Securities may be affected from time to time by economic, political, and demographic conditions within the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Tax Exempt Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic conditions of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability of an issuer of Ohio Tax Exempt Securities to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Ohio Tax Exempt Securities as well.

     Because of the relatively small number of issuers of Ohio Tax Exempt Securities, the Series is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company which invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss to the Series if the issuer is unable to make interest or principal payments or if the market value of such securities declines.

FINANCIAL FUTURES AND OPTIONS

     The Series may purchase and sell financial futures contracts for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This Index is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Series enters into and closes its futures position, the Series may realize a gain or loss. The Series may purchase and sell futures contracts on the Index (or any other tax-exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of Ohio Tax Exempt Securities which the Fund owns or expects to purchase. The Series may also purchase and sell put and call options on index futures, and on the indices directly, in addition or as an alternative to purchasing and selling financial futures contracts.

     The Series may, for hedging purposes, purchase and sell futures contracts and related options with respect to U.S. Government securities, including U.S. Treasury bills, notes and bonds ("U.S. Government Securities") and options directly on U.S. Government Securities. The Advisor believes that, under certain market conditions, price movements in U.S. Government Securities futures and related options may correlate closely with price movements in Ohio Tax Exempt Securities and may as a result provide hedging opportunities for the Series. U.S. Government Securities futures and related options would be used in a way similar to the Series' use of index futures and related options.
 The Series will only purchase or sell U.S. Government Securities futures or related options when, in the opinion of the Advisor, price movements in such futures and options will correlate closely with price movements in the Ohio Tax Exempt Securities which are the subject of the hedge.

        The Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its Custodian in the amount prescribed.

     The use of futures and options involves certain special risks and may result in realization of taxable capital gains. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying bond index or U.S. Government Securities or the Ohio Tax Exempt Securities which are the subject of the hedge. The successful use of futures and options further depends on the Advisor's ability to forecast interest rate movements correctly. Other risks arise from the Series' potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist at a particular time. Certain provisions of the Internal Revenue Code and other regulatory requirements may limit the Series' ability to engage in futures and options transactions.

     A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the Statement of Additional Information.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

     The Series may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some risk to the Series if the other party should default on its obligation and the Series is delayed or prevented from recovering the collateral. The Series may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

LIMITING INVESTMENT RISK

     Specific investment restrictions help the Series limit investment risks for its shareholders. These restrictions prohibit the Series from investing more than: (a) (with respect to 75% of its total assets) 5% of its total assets in the securities of any one issuer, other than U.S. Government Securities;* (b) 5% of its net assets in securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years (except obligations of the U.S. Government or agencies or instrumentalities and obligations backed by the faith, credit and taxing power of any person authorized to issue Ohio Tax Exempt Securities);
(c) 10% of its net assets in securities restricted as to resale; and (d) 10% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding Rule 144A securities determined by the Series' Board of Directors [or the person supervised by the Series' Board of Directors to make such determinations] to be readily marketable), and repurchase agreements maturing in more than seven days; (e) 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities). In addition, the Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets.

     Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the Statement of Additional Information for the full text of these policies and the Series' other fundamental policies.
Except for investment policies designated as fundamental in this Prospectus or the Statement of Additional Information, the investment policies described in this Prospectus and in the Statement are not fundamental policies. The Board of Directors may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Board of Directors would not materially change the Series' investment objective without shareholder approval.

MANAGEMENT

     The overall business and affairs of the Series are managed by its Board of Directors. The Board approves all significant agreements between the Series and persons or companies furnishing services to the Series, including the Series' agreements with its Investment Advisor and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

     The Advisor acts as investment advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Series including supervision of service providers to the Series and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised    over
$5.5     billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .50% of the Fund's daily net assets. Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately rebated by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's Custodian, and Accounting Services Agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non_recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide
shareholder support servicing and distribution assistance.     Investors may
be charged a fee if they effect transactions through a broker or agent.

   YIELD AND TOTAL RETURN

   From time-to-time the Series may advertise its total return.Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

     The "30-day yield" of a Series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on a Series' securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. These minimums may be waived at the Distributor's discretion. The Distributor has the right to refuse any order.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the
Distributor,    Transfer Agent, or its agents, if the order is received
before 4:00 p.m., Eastern Standard time by the Distributor, Transfer Agent, or
its agents.     Payment may be made by check or readily available funds.
The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service provided by the Series' Board of Directors.

        Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking or statement savings accounts. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in a direct investment account with the Fund for which payment has been received by the Fund may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series which are offered to direct investors at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing _ signed by the record owner(s) exactly as the shares are registered; if by telephone _ proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and
policies before making any exchange.     The exchange privilege may not be
available in all states.      For federal and state income tax purposes, an
exchange is treated as a sale of the shares exchanged, and therefore an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "Good Order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Advisor at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above
requirements for redemption.  Within    three     days after receipt of a
redemption request by the Transfer Agent in "Good Order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the Investment Company Act of 1940 ("1940 Act") if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks) payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such check has cleared.

     Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially, by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     The Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern Standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     The Series intends to distribute to its shareholders on an quarterly basis dividends substantially equal to all of its net investment income. The Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each
   non-corporate taxable     shareholder after the close of its fiscal year
both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate
of    31%     from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

     The following is only a general summary of certain    federal income
tax considerations affecting the Series and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here is not intended as a substitute for careful tax planning.

        Under Subchapter M of the Internal Revenue Code of 1986, as amended
(the "Code"),     the Series is treated as a separate entity for    federal
income     tax purposes.  The Series intends to qualify    each year     as
a regulated investment company under Subchapter M of the Code. If the Series so qualifies, it will not be subject to federal income taxes on its net investment income and capital gains, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' exempt income and 90% of such Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed, and provided that the Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Dividends and distributions are not taxable to shareholders that are not otherwise subject to tax on their income, such as qualified employee benefit plans.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Future legislative changes may materially affect the tax consequences of investing in the Series. Shareholders are urged to consult their tax advisors for the application of these rules (and other potentially relevant rules) to their particular circumstances. Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investments in the Series, which may differ from the U.S. federal income tax consequences described above.

OHIO STATE TAX

     Distributions received from Ohio Tax Exempt Series are exempt from Ohio personal income tax, Ohio school district income taxes and Ohio municipal income taxes to the extent they are derived from interest on obligations issued by the State of Ohio or its political subdivisions or authorities ("Ohio State Securities"). It is assumed for purposes of this discussion of Ohio taxation that these requirements will be satisfied, provided that the Series continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Series consists of Ohio State Securities or similar obligations of other states or their subdivisions. All distributions received from the Series are exempt from the net income base of the Ohio corporation franchise tax to the extent that they are either exempt from federal income tax or derived from interest on Ohio State Securities, but the Series' shares will be included in the computation of net worth for purposes of such tax.

     Distributions of capital gains with respect to shares of the Series will be exempt from Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the net income base of the Ohio corporation franchise tax to the extent that such distributions are attributable to profit made on the sale, exchange or other disposition by the Series of Ohio State Securities.

     Distributions that are attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States ("Federal Securities") or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities ("Territorial Securities") are exempt from Ohio personal income tax, Ohio school district income taxes, and Ohio municipal income taxes and are excluded from the net income base of the Ohio corporation franchise tax to the same extent that such interest would be so exempt or excluded if the obligations were held directly by the shareholders.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities.

     The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations. The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of the Series will be allocated directly to the Series, while general liabilities and expenses of the Fund will be allocated among each Series. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     All securities and cash are held by Boston Safe Deposit and Trust Company. Coopers & Lybrand, L.L.P. serves as independent accountants for the Series and will audit its financial statements annually.


     Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.
                                  14

                                   APPENDIX

             DESCRIPTION OF MUNICIPAL AND CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s municipal and corporate bond ratings:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective
elements    may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Standard & Poor's Corporation's municipal and corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Standard & Poor's may modify the rating from "AA" to "B" by the addition of a plus or minus sign to show relative standing within the major rating categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-Leading market positions in well_established industries.
-High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment for senior short_term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
& Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.
                                P.O. Box 41118
                          Rochester, New York  14604
                                1-800-466-3863

                        DIVERSIFIED TAX EXEMPT SERIES


     Manning & Napier Fund, Inc. (the "Fund"), is an open-end management investment company that offers separate series, each a separate investment portfolio having its own investment objective and policies. This Prospectus relates to the Diversified Tax Exempt Series of the Fund (the "Series"). The Series' investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital.

     This Prospectus provides you with the basic information you should know before investing in the Series. You should read it and keep it for future
reference. A Statement of Additional Information, dated    March 6,
1996,     containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus in its entirety. You may obtain a copy of the Statement of Additional Information without charge by contacting the Fund at the address or telephone number listed above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            THE DATE OF THIS PROSPECTUS IS    MARCH 6, 1996.



SHAREHOLDER TRANSACTION EXPENSES
(as a percentage of offering price)



Maximum Sales Charge Imposed on Purchases    None
Redemption Fees (1)                          None


(1) A wire charge, currently $15, will be deducted by the Transfer Agent from the amount of a wire redemption payment made at the request of a shareholder. Such amount is not included in the "Annual Operating Expenses of the Series."





ANNUAL OPERATING EXPENSES

The following information provides (i) tabular summary of expenses relating to the annual operating expenses of the Series and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment.

Annual Operating Expenses of the Series (as a percentage of average net assets):



Management Fees (2)                         0.50%
12b-1 Fees.                                 None
Other Expenses (3)                          0.29%
                                            -----
Total Operating Expenses of the Series (3)   0.79%





Example

You would pay the following expenses on a $1,000 investment, assuming a) 5.0% annual return and b) redemptions at the end of each time period:



                                1 year   3 years   5 years   10 years
                                -------  --------  --------  ---------

Diversified Tax Exempt Series   $     8  $     25  $     44  $      98



(2) Clients who have entered into investment advisory agreements with Manning & Napier Advisors, Inc. (the Fund's Advisor) will be separately rebated by Manning & Napier an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. See "Management."

(3) Diversified Tax Exempt Series was engaged in active investment operations for the year ended December 31, 1995; therefore, actual management fees and other expenses are used above.

(4) Should the total operating expenses for the Series exceed .85% of its average net assets, the Advisor has voluntarily agreed to waive its fee and pay other operating expenses in an amount that limits total operating expenses to .85% of its average net assets. The fee waiver and the assumption of expenses by the Advisor is voluntary and may be terminated at any time. However, the Advisor has agreed to continue this assumption of expenses at least through the Series' current fiscal year.

The purpose of the table above is to assist the investor in understanding the various costs and expenses associated with investing in the Series. For a more complete description of the various costs and expenses illustrated above, please refer to the Management section of this Prospectus.

THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.




FINANCIAL HIGHLIGHTS

The following table provides selected per share data and ratios for the Diversified Tax Exempt
Series (for a share outstanding throughout the period for the periods shown).  The table is part of the Series' audited financial statements which are included in the Statement of
Additional Information incorporated by reference into this Prospectus.


                                                     For the year      For the period
                                                         ended        Feb. 14, 1994 to
                                                     Dec. 31, 1995     Dec. 31, 1994


Net asset value - Beginning of period               $         9.26   $           10.00      (1)

Income from investment operations:
   Net investment income                                      0.43                0.21
   Net realized and unrealized gain/(loss)
      on investments                                          1.06               (0.75)

Total from investment operations                              1.49               (0.54)

Less distributions declared to shareholders:
   From net investment income                                (0.43)              (0.20)

Net asset value - End of period                     $        10.32   $            9.26

Total return                                                 16.29%             (6.10)%     (2)

Ratios (to average net assets)/Supplemental Data:
   Expenses                                                   0.79%               0.85%  (2)(3)
   Net investment income                                      4.52%               3.71%  (2)(3)
Portfolio turnover                                               5%                  4%

Net assets - End of period (000's omitted)          $       12,452   $           8,481


(1) Initial offering price upon commencement of operations on February 14, 1994.
(2)  Annualized.
(3)  The investment advisor waived a portion
      of its management fee. If the full fee had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:

Net investment income                                            -   $            0.19
Ratios(to average net assets):
     Expenses                                                    -                1.29%     (2)
     Net investment income                                       -                 3.27%     (2)



THE FUND

     The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. The Fund offers separate series of units of beneficial interest ("shares"). This Prospectus relates to the Diversified Tax Exempt Series. Information regarding the Fund's other series is contained in separate prospectuses that may be obtained from Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604 or by calling 1-800-466-3863. The Diversified Tax Exempt Series is a diversified fund.

     Shares of the Series are offered directly to investors and to employees and clients of the Advisor or its affiliates that had authorized investment in the Fund as part of the discretionary account management services of the Advisor or its affiliates. Investment in shares of the Series on behalf of discretionary account clients is limited to 10% of the account unless this limit has been waived by a client agreement. There are no fees or expenses charged to any investor in connection with acquisition of shares of the Series.

     Since the Series may be used under varying conditions and market prices, the result for a given investor might differ from the result that would have been obtained had the Series been used only for clients with the same investment objective. However, the Advisor seeks to manage cash flows into and out of the Series in the interest of the Fund and its clients so as to minimize the effect on performance.


RISK AND INVESTMENT OBJECTIVES AND POLICIES

     The Series' objective is to seek as high a level of current income exempt from federal income tax as the Advisor believes is consistent with preservation of capital. The Investment Advisor will attempt to balance the Fund's goals of high income and capital preservation by building a portfolio of securities that in the aggregate afford the opportunity to earn current income but also have quality and other characteristics that attempt to avoid permanent capital losses. However, the Fund's portfolio securities and, therefore, its shares will inevitably fluctuate in value to a certain extent. Under current law, to the extent distributions by the Series are derived from interest on Tax Exempt Securities (which are described below) and are designated as such, they are exempt from federal income tax. The Series is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     The Series seeks its objective by following the fundamental investment policy of investing at least 80% of its net assets in Tax Exempt Securities, except when investing for defensive purposes during times of adverse market conditions. The Series may also invest in taxable obligations described below under "Risk and Additional Information about Investment Policies" to the extent permitted by its investment policies, or hold its assets in money market instruments or in cash. The Series' investments in Tax Exempt Securities and taxable obligations will be limited to securities rated in the four highest categories assigned by Moody's Investors Service, Inc. (Aaa, Aa, A, Baa) or Standard & Poor's Corporation (AAA, AA, A, BBB). For a description of the above ratings, see the Appendix.

     When the Series invests in Tax Exempt Securities in the lower rating categories, the achievement of the Series' goals is more dependent on the Advisors' ability than would be the case if the Series were investing in Tax Exempt Securities in the higher rating categories. The amount of information about the financial condition of an issuer of Tax Exempt Securities may not be as extensive as information about corporations whose securities are publicly traded. In addition, tax considerations may limit the Series' ability to vary its portfolio securities in response to developments in interest rates and economic conditions. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions.

     Interest income from certain types of Tax Exempt Securities may be subject to federal alternative minimum tax. It is a fundamental policy of the Series to exclude these securities from the term "Tax Exempt Securities" for purposes of determining compliance with the 80% test described above.

     In pursuing its objective, the Series may to a limited extent buy and sell futures contracts and options and may enter into repurchase agreements and forward commitments. These incidental investment practices, which may produce taxable capital gains and involve special risks, are described below.

     The market value of the Series' investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term, fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of tax-exempt securities and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect interest income derived from those securities but will affect the Series' net asset value.

     During times when conditions in the markets for Tax Exempt Securities suggest a temporary defensive position, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Series' assets. In implementing these "defensive" strategies, the Series may invest in taxable obligations, including: obligations of the U.S. government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either Moody's or Standard & Poor's; commercial paper rated in the highest category by either rating service (Prime-1 or A-1+, respectively); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Advisor considers consistent with such strategy. It is impossible to predict when, or for how long, the Series will use such alternative strategies. The limitations described above on the ability of the Series to vary its portfolio securities may limit the Series' use of these alternative investment strategies.

     A change in the securities held by the Series is known as "portfolio turnover". Portfolio turnover generally involves some expense to the Series, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable capital gains. The Series believes that in general the secondary market for Tax Exempt Securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular security, be limited. The Series expects that its annual portfolio turnover rate will be no more than 100%.


TAX EXEMPT SECURITIES

     Tax Exempt Securities are debt obligations issued by a state and its political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities. They may also include certain types of private activity and industrial development bonds or notes issued by public authorities to finance privately owned or operated facilities or to fund short-term cash requirements. Short-term Tax Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. Tax Exempt Securities also include debt obligations issued by other governmental entities (for example, U.S. territories) if such debt obligations generate interest income which is exempt from federal income tax.

     The two principal classifications of Tax Exempt Securities are general obligation and limited obligation (or revenue) securities. General obligation securities involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Limited obligation (or revenue) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. So-called "private activity bonds" and "industrial development bonds" are in most cases limited obligation securities, the credit quality of which is directly related to the corporate user of the facilities.

     The Series may also invest in securities representing interests in Tax Exempt Securities, known as "inverse floating obligations" or "residual interest bonds", paying interest rates that vary inversely to changes in the interest rates of specified short-term tax exempt securities or an index of short-term tax exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term tax exempt securities increase or decrease in response to such changes. As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax exempt securities. To seek to limit the interest rate risk of these securities, the Series may purchase inverse floating obligations with shorter-term maturities or which contain limitations on the extent to which the interest rate may vary. There is no limit on the percentage of assets that may be invested in inverse floating obligations or residual interest bonds.


RISK AND ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

     Set forth below is further information about certain types of securities in which the Series may invest, as well as information about additional types of investments and certain strategies the Series may pursue. These policies have been voluntarily adopted by the Board of Directors based upon current circumstances and may be changed or amended by action of the Board of Directors without prior approval of the Series' shareholders. Additional information concerning these strategies and their related risks is contained in the Statement of Additional Information.

INVESTMENTS IN PREMIUM SECURITIES

     During a period of declining interest rates, many of the Series' portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the Series' shares. The value of such "premium" securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their call date). As a result, an investor who purchases shares of the Series during such periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on the Series' investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or call date). In evaluating the potential performance of an investment in the Series, investors may find it useful to compare the Series' current dividend rate with the Series' "yield", which is computed on a yield-to-maturity basis in accordance with Securities and Exchange Commission regulations and which reflects amortization of market premiums.

ZERO-COUPON BONDS

     Some of the securities in which the Series invests may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently. may respond to a greater degree to fluctuations in interest rates than do comparable non-zero-coupon securities.

RISKS ASSOCIATED WITH THE SERIES' INVESTMENT PROGRAM

     At times, a portion of the Series' assets may be invested in Tax Exempt Securities as to which the Series, by itself or together with other funds and accounts managed by the Advisor, holds a major portion or all of an issue of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Series could find it more difficult to sell such securities when the Advisor believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Series' net asset value. In order to enforce its rights in the event of a default under such securities, the Series may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Series' operating expenses and adversely affect the Series' net asset value. Any income derived from the Series' ownership or operation of such assets would not be tax-exempt. Securities rated Baa by Moody's or BBB by Standard & Poors are considered investment grade but may have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with more highly rated securities.

     Certain securities held by the Series may permit the issuer at its option to "call", or redeem, its securities. If an issuer were to redeem securities held by the Series during a time of declining interest rates, the Series may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

FINANCIAL FUTURES AND OPTIONS

     The Series may purchase and sell financial futures contracts for hedging purposes. Futures contracts on a Municipal Bond Index are traded on the Chicago Board of Trade. This Index is intended to represent a numerical measure of market performance for long-term tax exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Series enters into and terminates an index future, the Series realizes a gain or loss. The Series may purchase and sell futures contracts on the Index (or any other tax exempt bond index approved for trading by the Commodity Futures Trading Commission) to hedge against general changes in market values of Tax Exempt Securities which the Fund owns or expects to purchase. The Series may also purchase and sell put and call options on index futures, and on the indices directly, in addition or as an alternative to purchasing and selling financial futures contracts.

     The Series may also, for hedging purposes, purchase and sell futures contracts and related options with respect to U.S. government securities, including U.S. Treasury bills, notes and bonds ("U.S. Government Securities") and options directly on U.S. Government Securities. The Advisor believes that, under certain market conditions, price movements in U.S. Government Securities futures and related options may correlate closely with price movements in Tax Exempt Securities and may as a result provide hedging opportunities for the Series. U.S. Government Securities futures and related options would be used in a way similar to the Series' use of index futures and related options. The Series will only purchase or sell U.S. Government Securities futures or related options when, in the opinion of the Advisor, price movements in such futures and options will correlate closely with price movements in the Tax Exempt Securities which are the subject of the hedge.

        The Series may purchase or sell future contracts if immediately thereafter the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under futures contracts and will set aside cash and/or liquid high grade securities in a segregated account with its Custodian in the amount prescribe.

     The use of futures and options involves certain special risks and may result in realization of taxable capital gains. Futures and options transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of financial futures and options and movements in the prices of the underlying bond index or U.S. Government Securities or the Tax Exempt Securities which are the subject of the hedge. The successful use of futures and options further depends on the Advisor's ability to forecast interest rate movements correctly. Other risks arise from the Series' potential inability to close out its futures or related options positions, and there can be no assurance that a liquid secondary market will exist at a particular time.

Certain provisions of the Internal Revenue Code and other regulatory requirements may limit the Series' ability to engage in futures and options transactions.

     A more detailed explanation of futures and options transactions, including the risks associated with them, is included in the Statement of Additional Information.

REPURCHASE AGREEMENTS AND FORWARD COMMITMENTS

     The Series may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times but involve some risk to the Series if the other party should default on its obligation and the Series is delayed or prevented from recovering the collateral. The Series may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

LIMITING INVESTMENT RISK

     Specific investment restrictions help the Series limit investment risks for its shareholders. These restrictions prohibit the Series from investing more than: (a) (with respect to 75% of its total assets) 5% of its total assets in the securities of any one issuer, other than U.S. Government Securities;* (b) 5% of its net assets in securities of any issuer if the party responsible for payment, together with any predecessor, has been in operation for less than three years (except obligations of the U.S. Government or agencies or instrumentalities and obligations backed by the faith, credit and taxing power of any person authorized to issue Tax Exempt Securities); (c) 10% of its net assets in securities restricted as to resale; and (d) 10% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding Rule 144A securities determined by the Series' Board of Directors [or the person supervised by the Series' Board of Directors to make such determinations] to be readily marketable), and repurchase agreements maturing in more than seven days; (e) 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. Government Securities). In addition, the Series may borrow money, but only from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets.

     Restrictions marked with an asterisk (*) above are summaries of fundamental policies. See the Statement of Additional Information for the full text of these policies and the Series' other fundamental policies.
Except for investment policies designated as fundamental in this Prospectus or the Statement of Additional Information, the investment policies described in this Prospectus and in the Statement of Additional Information are not fundamental policies. The Board of Directors may change any non-fundamental investment policies without shareholder approval. As a matter of policy, the Board of Directors would not materially change the Series' investment objective without shareholder approval.

MANAGEMENT

     The overall business and affairs of the Series are managed by its Board of Directors. The Board approves all significant agreements between the Series and persons or companies furnishing services to the Series, including the Series' agreements with its Investment Advisor and Custodian. The day-to-day operations of the Fund are delegated to the Fund's officers and to Manning & Napier Advisors, Inc. (the "Advisor"), 1100 Chase Square, Rochester, New York 14604. A committee made up of investment professionals and analysts make all the investment decisions for the Fund.

     The Advisor acts as investment advisor to the Fund. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of the Advisor. The Advisor also is generally responsible for supervision of the overall business affairs of the Series including supervision of service providers to the Series and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

     As of the date of this Prospectus, the Advisor supervised    over
$5.5    billion in assets of clients, including both individuals and institutions. For its services to the Fund under the Investment Advisory Agreement, the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of .50% of the Fund's daily net assets. Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately rebated by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Fund. In addition, the Advisor is separately compensated for acting as Transfer Agent for the Series. The Fund is responsible for its operating expenses, including: (i) interest and taxes;
(ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and, (xii) such non_recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and Directors.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Fund, including payments to third parties who provide
shareholder support servicing and distribution assistance.     Investors may
be charged a fee if they effect transactions through a broker or agent.



   YIELD AND TOTAL RETURN

     From time-to-time the Series may advertise total return.Both yield and total return figures are based on historical earnings and are not intended to indicate future performance.The "total return" of a Series refers to the average annual compounded rates of return over one-, five-, and ten-year periods or for the life of the Series (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all dividend and capital gains distributions.

     The "30-day yield" of a series is calculated by dividing the net investment income per share earned during a 30-day period by the net asset value per share on the last day of the period. Net investment income includes interest and dividend income earned on a Series' securities; it is net of all expenses and all recurring and nonrecurring charges that have been applied to all shareholder accounts. The yield calculation assumes that net investment income earned over 30 days is compounded monthly for six months and then annualized. Methods used to calculate advertised yields are standardized for all stock and bond mutual funds. However, these methods differ from the accounting methods used by a Series to maintain its books and records, and so the advertised 30-day yield may not fully reflect the income paid to your own account or the yield reported in a Series' reports to shareholders.

PURCHASES, EXCHANGES AND REDEMPTIONS OF SHARES

     The minimum initial investment in the Series is $2,000 and subsequent purchases must be at least $100. These minimums may be waived at the Fund's discretion. The Distributor has the right to refuse any order.

     Purchases and redemptions of shares of the Series may be made on any day the New York Stock Exchange is open for trading.

     A purchase order will be effective as of the day received by the
Distributor,    Transfer Agent, or its agents, if the order is received
before 4:00 p.m., Eastern Standard time by the Distributor, Transfer Agent, or
its agents.      Payment may be made by check or readily available funds.
The purchase price of shares of the Series is the net asset value next determined after a purchase order is effective.

     The shares of the Series may be purchased in exchange for securities to be included in the Series, subject to the Advisor's determination that these securities are acceptable. Securities accepted in an exchange will be valued at market value. All accrued interest and purchase or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Series and must be delivered by the shareholder to the Series upon receipt from the issuer.

     The Advisor will not accept securities for the Series unless: (1) such securities are appropriate in the Series at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Series are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933, or otherwise; and, (3) prices are available from an independent pricing service provided by the Series' Board of Directors.

        Shareholders may purchase shares regularly through the Automatic Investment Plan with a pre-authorized draft drawn on their checking or statement savings accounts. Under this plan, the shareholder may elect to have a specified amount invested on a regular schedule. The amount specified by the shareholder will be withdrawn from the shareholder's bank account using the pre-authorized draft. This amount will be invested at the applicable share price determined on the date the amount is available for investment. Participation in the Automatic Investment Plan may be discontinued either by the Fund or the Shareholder upon 30 days' prior written notice to the other party. A shareholder who wishes to enroll in the Automatic Investment Plan may do so by completing the applicable section of the Account Application Form or contacting the Fund for an Automatic Investment Plan Form.

     As permitted pursuant to any rule, regulation or order promulgated by the Securities and Exchange Commission, some or all of the shares in a direct investment account with the Fund for which payment has been received by the Fund may be exchanged for shares of any of the other Manning & Napier Fund, Inc. Series at the net asset value next determined after an exchange order is effective. Shareholders may effect up to 4 exchanges in a 12-month period without charge. Subsequent exchanges are subject to a fee of $15. Exchanges will be made after instructions in writing or by telephone are received by the Transfer Agent in proper form (i.e., if in writing - signed by the record owner(s) exactly as the shares are registered; if by telephone - proper account identification is given by the shareholder) and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. A shareholder should read the prospectus of the other Series and consider the differences in objectives and policies before making
any exchange.     The exchange privilege may not be available in all
states.      For federal and state income tax purposes, an exchange is
treated as a sale of the shares exchanged and therefore, an exchange could result in a gain or loss to the shareholder making the exchange. The Series may modify or terminate this exchange offer upon 60 days notice to shareholders subject to applicable law.

     If a shareholder desires to redeem his shares at their net asset value, the shareholder must send a written request for redemption in "Good Order" to the Transfer Agent. "Good Order" generally means that the written request for redemption must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by an "eligible guarantor institution" as that term is defined under Rule 17Ad-15(a)(2) under the Securities Exchange Act of 1934. Currently, such procedures generally permit guarantees by a commercial bank or trust company, a member bank of the Federal Reserve System, or a member firm of a national securities exchange.
Redemption requirements for corporations, other organizations, trusts, fiduciaries, and retirement plans may require additional documentation.
Please contact the Advisor at 1-800-466-3863 for more information. The Transfer Agent may make certain de minimis exceptions to the above
requirements for redemption.  Within    three     days after receipt of a
redemption request by the Transfer Agent in "Good Order", the Series will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, except during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the Investment Company Act of 1940 if an emergency exists. For shares purchased, or received in exchange for shares purchased, by check (including certified checks or cashier's checks) payment of redemption proceeds may be delayed up to 15 days from the purchase date in an effort to assure that such checks has cleared.

     Subject to the Series' compliance with applicable regulations, the Series has reserved the right to pay the redemption price either totally or partially by a distribution in-kind of securities (instead of cash) from the Series' portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, he could incur brokerage or transaction charges when converting the securities to cash.

     Due to the relatively high cost of maintaining small accounts, the Series reserves the right to redeem shares in any account for their then-current value (which will be promptly paid to the shareholder) if at any time the total investment in such account drops below $1,000 because of redemptions (but not due to changes in net asset value). Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.


     Manning & Napier Investor Services, Inc. acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor receives no fee from the Fund and there are no additional costs to shareholders for this service. The Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

NET ASSET VALUE

     The Series' net asset value per share is determined as of the closing time of the New York Stock Exchange or, in the absence of a closing time, 4:00 p.m. Eastern Standard time on each day that the New York Stock Exchange is open for trading. The exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is the value of the Series' assets, less its liabilities, divided by the number of shares of the Series outstanding. The value of the Series' portfolio securities will be the market value of such securities as determined based on quotes provided by a pricing service (which uses the methodology outlined in the "Net Asset Value" section of the Statement of Additional Information) approved by the Board of Directors, or, in the absence of market quotations, fair value as determined in good faith by or under the direction and control of the Board of Directors. Short-term investments which mature in less than 60 days are normally valued at amortized cost. See the Statement of Additional Information for further information.

DIVIDENDS AND TAX STATUS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     The Series intends to distribute to its shareholders on an quarterly basis dividends substantially equal to all of its net investment income. The Series also intends to distribute net realized short and long-term capital gains, if any, taking into account any available capital loss carryforwards from prior years at least annually. Dividends and distributions will be paid in full and fractional shares of the Series, based on the net asset value per share at the close of business on the record date, although a shareholder may, prior to the record date, request, by writing or by telephone call to the Fund, that payments of either ordinary income dividends or capital gain distributions, or both, be made in cash. The Fund will notify each
non-corporate taxable     shareholder after the close of its fiscal year
both of the dollar amount and the tax status of that year's distributions. Generally, the Fund will be required to impose backup withholding at the rate
of    31%     from ordinary income dividends, capital gain distributions and redemption payments made to non-corporate shareholders, if provisions of the law relating to the furnishing of taxpayer identification numbers and reporting of dividends are not complied with by such shareholders.

TAX STATUS

     The following is only a general summary of certain    federal
income     tax considerations affecting the Series and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Series or its shareholders, and the discussion here is not intended as a substitute for careful tax planning.

     The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

     Under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Series of the Fund is treated as a separate entity for
   federal income     tax purposes.  The Series intends to qualify    each
year    as a regulated investment company under Subchapter M of the Code.  If the Series qualifies, the Series will not be subject to federal income taxes on its net investment income and net capital gain, if any, which the Series distributes to its shareholders, provided that at least 90% of such Series' exempt income and 90% of the Series' "investment company taxable income" (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year is distributed and provided that such Series meets certain other requirements imposed by the Code. All dividends paid or distributed out of investment company taxable income (other than exempt interest dividends) will be taxable as ordinary income to the shareholders. Any "net capital gain" (the excess of net long-term capital gain over short-term capital loss) distributed to shareholders is taxable as long-term capital gain to the shareholders, regardless of the length of time a shareholder has owned his shares. Generally, such dividends and distributions are taxable in the year in which received, but dividends and distributions declared in October, November or December of any year to shareholders of record on a date in such month are treated as paid on December 31 of such year if they are paid during January of the following calendar year. Distributions designated by the Series as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive Social Security and railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Series may have on the taxation of your benefits. In addition, an investment in the Series may result in liability for federal alternative minimum tax and for state and local taxes, both for individual and corporate shareholders.

     A 4% non-deductible federal excise tax is imposed on a regulated investment company that fails to distribute substantially all of its ordinary income and capital gain net income for each calendar year. Currently the Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Shareholders are also urged to consult their tax advisors concerning the application of state and local income taxes and of foreign taxes to investment in the Series, which may differ from the U.S. federal income tax consequences described above.

STATE AND LOCAL TAXES

     Depending upon the extent of the Series' activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Series may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Series is advised to consult his own tax adviser in that regard. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of such income.

GENERAL INFORMATION

     The Fund was incorporated on July 26, 1984 as a Maryland corporation.
The Board of Directors may, at its own discretion, create additional series of shares, each of which would have separate assets and liabilities. The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption, dividends, distributions and liquidations.

     The Fund's shareholders will vote in the aggregate and not by Series except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series. Income, direct liabilities and direct operating expenses of the Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

     All securities and cash are held by Boston Safe Deposit and Trust Company. Coopers & Lybrand, L.L.P. serves as independent accounts for the Series and will audit its financial statements annually.

     Manning & Napier Advisors, Inc. serves as the Fund's Transfer and Dividend Disbursing Agent. Shareholder inquiries should be directed to Manning & Napier Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

                                   APPENDIX

             DESCRIPTION OF MUNICIPAL AND CORPORATE BOND RATINGS

Moody's Investors Services, Inc.'s municipal and corporate bond ratings:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid_range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which when facilities are completed, or
(d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Standard & Poor's Corporation's municipal and corporate bond ratings:

     AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only to a small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Standard & Poor's may modify the rating from "AA" to "B" by the addition of a plus or minus sign to show relative standing within the major rating categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


                                   APPENDIX

                   DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investor Services, Inc.'s commercial paper ratings:

     P-1 - Commercial papers which are rated P-1 are judged to have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-Leading market positions in well-established industries.
-High rates of return on funds employed.
-Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-Well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2 - Commercial papers which are rated P-2 are judged to have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     P-3 - Commercial papers which are rated P-3 are judged to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Corporation's commercial paper ratings:

     A-1 - This is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated B are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                         MANNING & NAPIER FUND, INC.

       Statement of Additional Information dated    March 6, 1996




This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with each Series' Prospectus for the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive Series, Maximum Horizon Series and the World Opportunities Series, copies of which may be obtained from Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, NY 14604.







TABLE OF CONTENTS




                                         Page
                                         ----

Investment Objective, Policies and
    Restrictions of the Fund             B-2
  Risk and Investment Policies           B-2
  Investment Restrictions                B-14
  Portfolio Turnover                     B-16
Management                               B-16
  The Advisor                            B-20
  Custodian and Independent Accountant   B-21
  Portfolio Transactions and Brokerage   B-21
Net Asset Value                          B-22
Redemption of Shares                     B-23
  Payment for Shares Received            B-23
  Redemption in Kind                     B-23
Federal Tax Treatment of Dividends and
    Distributions                        B-23
  Qualification as Regulated Investment
    Company                              B-23
  Fund Distributions                     B-25
  Other Considerations                   B-27


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS OF THE FUND

     Each Series' portfolio and strategies with respect to the composition of their respective portfolios are described in the prospectus. If there is a change in the Series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. Convertible bonds purchased by the Series may have a call feature. Warrants purchased by the Fund may or may not be listed on a national securities exchange. The Fund has no current intention to engage in "short sales against the box". All of the Series' policies regarding options discussed below are fundamental.

RISK AND INVESTMENT POLICIES

Writing Covered Call and Secured Put Options

     As a means of protecting their assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

     As described in the Prospectus, when a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

     A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

     A Series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, Treasury bills or other liquid high grade short_term obligations in a segregated account with its custodian, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

     Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     If a call option on a security expires unexercised, a Series will realize a short-term capital gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

     Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

     The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

     A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account with the Fund's custodian consisting of cash or U.S. Government or other high grade liquid debt obligations equal to the amount of the Series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited securities will be valued at fair market value. If the value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

     A put option is secured if a Series maintains in a segregated account with its Custodian cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period.
A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the interest earned on the amount held in U.S. Government securities plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and interest earned on the amount held in U.S. Government securities.

     A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

     Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

     A Series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series, at the exercise price. In this case a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Certain Risk and Other Factors Respecting Options

     As stated in the Prospectus, positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same series, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in cash or U.S. Government securities as security for the put option for other investment purposes until the exercise or expiration of the option.

     Possible reasons for the absence of a liquid secondary market on an exchange for an option include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities;
(d) inadequacy of the facilities of an exchange or OCC to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders.

     Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Fund's Investment Advisor, Manning & Napier Advisors, Inc., may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

     If Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option the Fund writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities stated in the Prospectus) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". The Fund will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     Although OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

     The Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. The Fund's program of writing and/or purchasing such options with respect to as much of its portfolio as possible will increase the transaction costs borne by the Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts

     Each Series, except for the Flexible Yiels Series I, Flexible Yield Series II and the Flexible Yield Series III of the Fund, may enter into Stock Index Futures Contracts to provide: (1) a hedge for a portion of the Series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use Stock Index Futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of Stock Index Futures Contracts could be used to adjust the exposure or hedge the Series' portfolio, the Series may be able to do so more efficiently and at a lower cost through the use of Stock Index Futures Contracts.

     A Stock Index Futures Contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.
 No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     The Series will not enter into a Stock Index Futures Contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     Unlike the purchase or sale of an equity security, no price is paid or received by the Series upon the purchase or sale of a Stock Index Futures Contract. Upon entering into a Futures Contract, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or U.S. Treasury bills known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions.

Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a Stock Index Futures Contract and the price of the underlying stock index has risen, that futures position will have increased in value and the Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Series has purchased a Stock Index Futures Contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

     The Series will not enter into Stock Index Futures Contracts for speculation and will only enter into Futures Contracts which are traded on established futures markets. The Series may, however, purchase or sell Stock Index Futures Contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Advisor must sell Stock Index Futures Contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

     Closing out an open Stock Index Futures Contract sale or purchase is effected by entering into an offsetting Stock Index Futures Contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. The Series must also be able to enter into an offsetting transaction with respect to a particular Stock Index Futures Contract at a particular time. If the Series are not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the Stock Index Futures Contract.

     The Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The Series may close their positions by taking opposite positions which would operate to terminate the Series' position in the Stock Index Futures Contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

     Stock Index Futures Contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intend to purchase or sell Stock Index Futures Contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a Stock Index Futures Contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event Stock Index Futures Contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the Stock Index Futures Contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the Stock Index Futures Contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the Futures Contract and thus provide an offset to losses on a Stock Index Futures Contract.

     There are several risks in connection with the use by the Series of Stock Index Futures Contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the Futures Contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into Stock

Index Futures Contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

     Successful use of Stock Index Futures Contracts by the Series for hedging purposes is also subject to the Advisor's ability to correctly predict
movements in the direction of the market.   It is possible that, when the
Series have sold Futures to hedge their portfolios against a decline in the market, the index or indices on which the Futures are written might advance
and the value of securities held in the Series' portfolio might decline.   If
this were to occur, the Series would lose money on the Futures and also would
experience a decline in value in its portfolio securities.   However, while
this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the Futures, which are intended to correlate to the
price movements of the portfolio securities sought to be hedged.   It is also
possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their Futures positions.

    In addition, in such situations, if the Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the Series might have to sell securities at a time when it would be disadvantageous to do so.

     In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the Stock Index Futures Contracts and the portion of the portfolio to be hedged, the price movements in the Futures Contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to
margin deposit and maintenance requirements.   Rather than meeting additional
margin deposit requirements, investors might close Stock Index Futures Contracts through offsetting transactions which could distort the normal
relationship between the index and futures markets.   Second, the margin
requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of Stock Index Futures Contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

     Options on Futures give the purchaser the right, in return for a premium paid, to assume a position in a Futures Contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the Stock Index Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Stock Index Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. Alternatively, settlement may be made totally in cash.

     The Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading in certain options;
(ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or particular class or series of options), in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Futures on Securities

     A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts, by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities.

Accordingly, these futures contracts will primarily consist of futures based
on government securities (i.e., Treasury Bonds).   By purchasing futures on
securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Fund's futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions

     In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series except the Tax Exempt Series of the Fund is authorized to enter into forward foreign currency exchange contracts. In addition, each Series, is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts

     Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

     First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

     Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     A separate account of each Series consisting of cash or high-grade liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as
set forth above, will be established with the Series' custodian.   For the
purpose of determining the adequacy of the securities in the account, the
deposited securities will be valued at market or fair value.   If the market
or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts

     Each Series, is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called (i.e., long) for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. Such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The Series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to covering of obligations under future contracts and will set aside cash and/or liquid high grade securities in a segregated account with its custodian in the amount prescribed.

     Although the Series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

     Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that a liquid market will develop for any particular futures contracts. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions that may be imposed with respect to futures contracts or the underlying security or asset; (iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of certain futures, in which event the secondary market on that exchange would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of cash or high-grade liquid securities in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, cash or high-grade liquid securities are placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options

     Each Series, except for the tax-exempt series of the Fund, are authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.

Obligations of Supranational Agencies

     Currently, the Global Fixed Income Series, Flexible Yield Series I, Flexible Yield Series II and the Flexible Series Yield III may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank. For concentration purposes, supranational entities are considered an industry.

U.S. Government Securities

     Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is minimal.

Tax-exempt Securities

     The New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series may invest in tax-exempt securities issued by New York, Ohio or any State of the United States, respectively, and such State's political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

     Each tax-exempt series is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the Series may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The other 25% of each Series' total assets may be in the securities of any one issuer.

     Each Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     Each of the tax-exempt series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

     It is nonetheless possible that a Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

     Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

     Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not be state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

     In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities. Because the outcome of current discussions concerning health care, including the deliberations of President Clinton's task force on health care reform, is highly uncertain, the Advisor cannot predict the likely impact of reform initiatives.

Mortgage-Backed Securities

     Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature.
For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage_backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

   Risk Factors Relating to New York Tax Exempt Securities

     General. The following information as to certain New York risk factors have been provided in view of the New York Tax Exempt Series' policy of concentrating in New York Municipal Securities. This information constitutes only a brief summary, does not purport to be a complete description of New York risk factors, and is principally drawn from official statements relating to securities offerings of the State of New York that have come to the Portfolio's attention and were available as of the date of this Statement of Additional Information. The New York Tax Exempt Series has not independently verified any of the information contained in the official statement, but is not aware of any fact which would render such information inaccurate.

     The economy of New York is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a comparatively small share of the nation's farming and mining activity. In the calendar years of 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. Accordingly, unemployment in the State rose drastically in the late 1980's and early

1990's.  However, since    November 1992    ,employment growth resumed and the
State has gained approximately    185,000     jobs.     During recent years,
the State has been hindered by significant cutbacks in computers and instrument manufacturing, utility, defensive and banking industries.

     Revenues and Expenditures.  New York's Governmental Funds receive over
   52%     of their revenues from    the personal income     tax levied by the
State. Investment income, feesand assessments, abandoned property collections, and other varied resources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments, which are
projected to account for 69%, or    $22.910     billion, of all Governmental
Funds expenditures in fiscal    1994-1995    .  These grants include
disbursements for elementary, secondary and higher education, social services,
drug abuse control, and mass transportation programs.     The State's 1996-1997
fiscal year budget reflects a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending and efficiency and productivity initiatives.

     Fiscal    1994-1995    .  The State completed its 1994 fiscal year with a
cash-basis General Fund (the major operating fund of the State)    in balance
on a cash-basis. The closing balance of $158 million reflected $157 million in the Tax Stabilization Reserve Fund and $1 million in its Contingency Reserve
Fund.      The State's    1995-1996     Financial Plan projects a balanced
General Fund.     In addition, the State's 1996-1997 Financial Plan projects a closing fund balance in the General Fund to be $272 million.

     State Debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long term borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long term debt that may be so authorized and subsequently incurred by the State. The State may undertake short term borrowings without voter approval (i) in the anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized by unissued bonds, by issuing bond anticipation notes. The State Constitution provides that the State may guarantee the repayment of certain borrowings to carry out designated projects by the New York State Thruway Authority, the Job Development Authority and the Port Authority of New York and New Jersey.

     Debt Ratings. Due primarily to the deteriorating economy and recurring deficits, Moody's lowered its ratings on New York State general obligations in 1990 from A1 to A. In January 1992, Moody's lowered the ratings on a substantial number of the State's appropriation-backed debt from A to Baa1, and stated that it had put the State's general obligations under review for possible downgrade in the future. S&P lowered its ratings on the State's general obligations in March 1990 from AA- to A, and in January 1992, S&P further lowered the rating to A-. In January 1992, S&P also downgraded to A-various agency debt, State moral obligations, contractual obligations, lease purchase obligations, guarantees and school district debt. S&P currently assesses the rating outlook for New York obligations as "negative". Fitch maintains an A+ rating for New York State general obligations. Future negative rating actions would tend to increase the State's borrowing costs as well as to negatively effect the prices of bonds held by the New York Tax Exempt Series.

     Litigation. Certain litigation is pending against New York that could adversely affect the financial condition of the State in fiscal 1995 or thereafter. These legal proceedings involve State finances, State programs and miscellaneous tort, real property, and contract claims in which the State is defendant and the monetary damages sought are substantial.

Adverse developments in these proceedings or the initiation of new proceedings
could affect the ability of the State to maintain a balanced    1995-1996
State Financial Plan.

     New York City. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and
continues to require significant financial assistance from the State.      The
City depends on State

   aid     both to enable the City to balance it's budget
and to
meet its cash requirements.[/R] The City achieved balanced operating results
for the    1994-1995     fiscal year as reported in accordance with GAAP.
On January 31, 1996, the City published the Financial Plans for the fiscal years 1996-1999, a modification to a financial plan submitted on July 11, 1995. The financial plan projects balanced budget for the fiscal years 1996-1999.
The projections for its 1996 fiscal year reflect proposed actions to close a previously projected gap of approximately $3.1 billion.

Convertible Securities

     Convertible Securities in which the Series' invest may be converted at either a stated price or stated rate into underlying shares of common stock thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

Warrants

     Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which it entitles the holder to purchase, and
(2) do not represent any rights in the assets of the issuer.

Investment in Restricted Securities

     Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act").
 Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The Securities and Exchange Commission ("SEC") adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers". The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

INVESTMENT RESTRICTIONS

     Each Series has adopted certain restrictions set forth below (in addition to those indicated in the prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

A Series may not:

     1. Purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

     2. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

     3. Issue senior securities or pledge its assets, except that each Series, may invest in futures contracts and related options;

     4. Buy or sell commodities or commodity contracts (the Small Cap Series, Energy Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, Tax Managed Series and the World Opportunities Series, also expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. The Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, and the Maximum Horizon Series may not buy or sell commodities or commodity contracts, provided that the Series may enter into all types of futures and forward contracts on currency, securities, economic and other indices and may purchase and sell options on such futures contracts, or buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

     5. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     6. Make investments for the purpose of exercising control or management;

     7. Participate on a joint or joint and several basis in any trading account in securities;

     8. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. All Series, Except the Tax Managed Series and World Opportunities Series, will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

     9. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

     10. Purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Tax Managed Series, Life Sciences Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Defensive Series, Maximum Horizon Series and 100% in the case of the International Series, Global Fixed Income Series and World Opportunities Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

     11. The Fund's investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

     12. The Fund will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

     13. The Fund will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Portfolio's assets would be invested in securities of such companies.

     14. Invest more than 5% of the value of its total net assets in warrants (except for the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Series). Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

     Two Series are subject to the following investment limitations which are not fundamental:

     1. In the case of the Energy Series, the Public Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public
utility companies as defined in PUHCA.   The Energy Series will not acquire 5%
or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

     2. The Financial Services Series may purchase securities of an issuer which derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions and applicable SEC regulations:

     a. the purchase cannot cause more than 5% of the Series' total assets to be invested in all securities of that issuer;

     b. for an equity security-(i) the purchase cannot result in the Series' owning more than 5% of the issuer's outstanding securities in that class; and (ii) at the time of purchase, the security must meet the Federal Reserve Board's definition of a margin security (i.e., registration on a national securities exchange or listing by the Federal Reserve Board of Governors on the current OTC Margin Stock list).

     c. for a debt security-(i) the purchase cannot result in the Series owning more than 10% of the outstanding principal amount of the issuers debt securities; and (ii) at the time of purchase, the security must be of at least investment grade quality (i.e., at least BBB/Baa as determined by one of the major rating services or, if not rated, judged to be equivalent by the Series'
Directors).    See the Appendix to the Prospectus for an explanation of these ratings.

     All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Financial Services Series will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase would cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

Portfolio Turnover

     An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its turnover rate will be less than 100%, except for the Tax Managed Series which expects its turnover rate will be no more than 50%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

MANAGEMENT

The Directors and Officers of the Fund are:

NAME AND ADDRESS                             POSITION   PRINCIPAL OCCUPATIONS DURING PAST FIVE
-------------------------------------------  ---------  --------------------------------------
                                             WITH FUND  YEARS
                                             ---------  --------------------------------------
B. Reuben Auspitz*                           Vice       President and Director, Manning &
1100 Chase Square                            President  Napier Insurance Fund, Inc. since
Rochester, NY  14604                         &          1995; Member, Manning & Napier
                                             Director   Capital Co.,L.L.C. since 1995; Member,
                                                        Manning & Napier Associates, L.L.C.
                                                        since 1995; Member, Fiduciary
                                                        Services, L.L.C. since 1995; Director,
                                                        Chairman and Treasurer, Exeter Trust
                                                        Co. since 1994; Director, Manning &
                                                        Napier Leveraged Investment Co. since
                                                        1994; Director, President and
                                                        Treasurer, Manning & Napier Advisory
                                                        Advantage Corporation since 1990;
                                                        President and Director, Manning &
                                                        Napier Investor Services, Inc. since
                                                        1990; Executive Vice President,
                                                        Manning & Napier Advisors, Inc. since
                                                        1983

Martin Birmingham                            Director   Director, Manning & Napier Insurance
Lincoln Tower, 16th Floor                               Fund, Inc. since 1995; Director
Rochester, NY 14604                                     Emeritus, ACC Corporation since 1994;
                                                        Trustee, The Freedom Forum since 1980





Harris H. Rusitzky                            Director   Director, Manning & Napier Insurance
One Grove Street                                         Fund, Inc. since 1995; President,
Pittsford, NY 14534                                      Blimpie of Central New York and The
                                                         Greening Group since 1994; Formerly
                                                         Director and Corporate Executive,
                                                         Serv-Rite Corporation 1965-94

Peter L. Faber*                               Director   Partner, McDermott, Will & Emery since
1211 Avenue of the Americas                              1995; Director, Manning & Napier
New York, New York 10036                                 Insurance Fund, Inc. since 1995;
                                                         Former Partner, Kaye, Scholer,
                                                         Fierman, Hays & Handler 1984-95

William Manning                               President  Director, Mount Union College since
1100 Chase Square                                        1995; Director, NCADD since 1995;
Rochester, NY 14604                                      President, Director, Founder & CEO,
                                                         Manning Leasing, Inc. since 1994;
                                                         President & Treasurer, Manning &
                                                         Napier Leveraged Investing Co., Inc.
                                                         since 1994; President, Director,
                                                         Founder & CEO, Synmatix Corp. since
                                                         1993; President, Director, Founder
                                                         & CEO, Manning Ventures, Inc. since
                                                         1992; President, Director, & Founder
                                                         CEO, KSDS, Inc. since 1992; President,
                                                         Kent Display Systems, Inc. since 1992;
                                                         Director, YMCA since 1990; President,
                                                         Director and Co-Founder, Manning & Napier
                                                         Advisors, Inc. since 1970

Timothy P. Mullaney, CPA                      Treasurer  Treasurer & Chief Financial Officer,
1100 Chase Square                             & Chief    Manning & Napier Insurance Fund, Inc.
Rochester, NY 14604                           Financial  since 1995; Mutual Fund Chief
                                              Officer    Financial Officer, Manning & Napier
                                                         Advisors, Inc. since 1994; Tax
                                                         Manager, Investors Bank & Trust, 1/94-
                                                         7/94; Senior Tax Associate, Coopers &
                                                         Lybrand, LLP 1990-94

Barbara Lapple                                Corporate  Corporate Secretary & Compliance Officer,
1100 Chase Sqquare                            Secretary  Manning & Napier Insurance Fund, Inc. since
Rochester, NY 14604                                      1995; Corporate Secretary & Compliance Officer,
                                                         Manning & Napier Leveraged Investing Company,
                                                         Inc. since 1994; Corporate Secretary & Compliance
                                                         Officer, Manning & Napier Investor Services, Inc.
                                                         since 1990; Compliance Officer, Manning & Napier
                                                         Advisors, Inc. since 1984


* Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

  The only Committee of the Corporation is an Audit Committee whose members are B. Reuben Auspitz and Harris H. Rusitzky.

     Directors affiliated with the Advisor do not receive fees from the Fund. Mr. Faber is deemed to be an interested person of the investment advisor because his firm provides legal services to the Advisor. Each Director who is not affiliated with the Advisor shall receive an annual fee of $5,000. Annual fees will be calculated monthly and prorated. Each Director who is not affiliated with the Advisor shall receive $500 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.

COMPENSATION TABLE FOR FISCAL YEAR ENDED    DECEMBER 31, 1995


Name        Position         Aggregate      Pension  Est. Annual    Total
            from Registrant  Compensation            Benefits upon  Compensation
                                                     Retirement     from Registrant
B. Reuben   Director         $           0  N/A      N/A            $              0
Auspitz*

Martin      Director         $      30,000  N/A      N/A            $

     30,000
Birmingham

Harris H.   Director         $      30,000  N/A      N/A            $         30,000
Rustizky

Peter L.    Director         $      30,000    N/A    N/A            $         30,000[/R]
Faber*


*Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").


    The following persons were known by the Fund to own of record 5% or more of the outstanding voting securities of each Series on February 20, 1996:

NAME AND ADDRESS                                  PERCENTAGE
------------------------------------------------------------
OF HOLDER OF RECORD                               OF SERIES
-------------------------------------------------------------


Defensive Series
-----------------------------------------------------

Conklin Instrument Corporation                     45.47%
P/S-DG
West Road
Pleasant Valley, NY 12569

Manning & Napier Advisors, Inc.                    27.78%
1100 Chase Square
Rochester, NY 14604

Updike, Kelly & Spellacy, PC/PS                    12.67%
One State Street
P.O. Box 231277
Hartford, CT 06123-1277

Brook Anco Corporation 401(k) Plan                 11.23%
3495 Winton Place, Building B
Rochester, NY 14623

Technology Series
----------------------------------------------------

Manning & Napier Advisors, Inc.                      8.25%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604

Maximum Horizon Series
-----------------------------------------------------
Manning & Napier Advisors, Inc.                    44.63%
1100 Chase Square
Rochster, NY 14604

Richard & Katherine Rowley                         18.24%
JTWROS
2231 Hunt Club Drive
Castleton on Hudson, NY 12033

Grant C. McKnight IRA                              11.02%
68 Longwell Drive
Grove City, PA 16127

Emily Ann McKnight                                  8.70%
600 Centerville Pike
Slippery Rock, PA 16057

Amanda Jill McKnight                                8.70%
600 Centerville Pike
Slippery Rock, PA 16057

International Series
-----------------------------------------------------

Manning & Napier Advisors, Inc.                     6.46%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604

Tax Managed Series
-----------------------------------------------------

Manning & Napier Advisors, Inc.                    62.70%
1100 Chase Square
Rochester, NY 14604

Richard & Katherine Rowley                         20.28%
JTWROS
2231 Hunt Club Drive
Castleton on Hudson, NY 12033

Emily Ann McKnight                                  6.31%
600 Centerville Pike
Slippery Rock, PA 16057

Amanda Jill McKnight                                5.05%
600 Centerville Pike
Slippery Rock, PA 16057

Blended Asset Series I
-----------------------------------------------------

Mitchell Pierson, Jr. Inc. 401(k) Plan              6.35%
Exeter Trust Company
1100 Chase Square
Rochester, NY 14604

Blended Asset Series II
------------------------------------------------------

NAMIC 401(k) Plan & Trust                           5.33%
3601 Vincennes Road
Indianapolis, IN 46268

Flexible Yield Series I
-----------------------------------------------------

Manning & Napier Advisors, Inc.                    17.60%
1100 Chase Square
Rochester, NY 14604

Penfield Fire Company                              16.10%
1838 Penfield Road
Penfield, NY 14526


Stuart R. Kornreich IRA                            13.76%
426 Rankin Avenue
Warren, PA 16365

Elaine P. Tecler IRA                               12.72%
132 Clintwood Circle
Rochester, NY 14620

James C. & Elaine C. Leitten                        7.10%
JTWROS
16 Greenwood Drive
Orchard Park, NY 14127

Joyce J. Kendall IRA                                5.00%
62 Green Knolls Drive
Apt. C
Rochester, NY 14620

Flexible Yield Series II
-----------------------------------------------------

Manning & Napier Advisors, Inc.                    32.16%
1100 Chase Square
Rochester, NY 14604

Charles E. Lucas IRA                               20.38%
9 Southland Avenue
Lakewood, NY 14750

Penfield Fire Company                               9.01%
1838 Penfield Foad
Penfield, NY 14526

Jerry J. Vasicek IRA                                8.94%
65 Coventry Road
Endicott, NY 13760

June & Richard Dahlin JTWROS                        6.79%
1425 2nd Avenue, Apt. 206
Chula Vista, CA 91911

Kent H. Hudson IRA                                  6.58%
508 Jackson Avenue ext.
Warren, PA 16365

Flexible Yield Series III
-----------------------------------------------------

George T. & Jacqueline A.                          18.26%
Golebiewski JTWROS
4693 Pinecrest Terrace
Eden, NY 14057-9757

Manning & Napier Advisors, Inc.                     9.90%
1100 Chase Square
Rochester, NY 14604

Boy Scouts of America Troop 31                      9.29%
909 Fairport Road
East Rochester, NY 14445

Walter D. & Bethel H. Kogut                         7.18%
JTWROS
8066 Irish Mist Lane
Manilus, NY 13104

Peter L. Kogut Jr. & Christine Kogut                7.18%
JTWROS
77 Old Stonefield Way
Pittsford, NY 14534

Snyder Tank Corporation                             6.96%
3774 Lakeshore Road
Buffalo, NY 14219

Perry's Ice Cream, Inc. Deferred                    5.29%
Salary P/S Bond Fund
One Ice Cream Plaza
Akron, NY 14001

Hoselton Foundation                                 5.10%
909 Fairport Road
East Rochester, NY 14445


New York Tax Exempt Series
----------------------------------------------------

Manning & Napier Advisors, Inc.                     6.56%
FBO William B. Hale
1100 Chase Square
Rochester, NY 14604

Ohio Tax Exempt Series
-----------------------------------------------------

Manning & Napier Advisors, Inc.                    15.13%
FBO Ms. Nancy Peterson
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                    14.29%
FBO Franklin Eck
1100 Chase Square
Rochester, NY 14604

Allen Thorley Delloyd Inc.                          5.36%
5201 Abbe Road
Elyria, OH 44035




                                The Advisor

     Manning & Napier Advisors, Inc. acts as the Fund's investment advisor. The Fund pays the Advisor for the services performed a fee at the annual rate of 1% of the Fund's daily net assets for the Small Cap Series, Energy Series, Technology Series, Maximum Horizon Series, Financial Services Series, International Series, Tax Managed Series, Life Sciences Series, Global Fixed Income Series, Blended Asset Series I, Blended Asset Series II, World Opportunities Series, .80% for the Defensive Series, .35% for the Flexible Yield Series I, .45% for the Flexible Yield Series II, .50% for the Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series and the
Diversified Tax Exempt Series.   For fiscal years ended 1987, 1988, 1989,
1992, 1993, 1994 and

   1995    , the aggregate total of fees paid by the
Small Cap Series to the Advisor were $34,211, $114,125, $0, $184,465,
$582,365, $931,789 and    $1,296,858    , respectively.  For the period
November 4, 1988, (Commencement of Investment Operations) to December 31, 1988 and for the fiscal years ended 1989, 1990, 1991, and 1992, the aggregate total of fees paid by the Technology Series to the Advisor were $87,931, $660,878 $573,333, $603,370, and $249,485 respectively and for the period August 29,
1994 (Commencement of Operations) to December 31, 1994    and the fiscal year
ended 1995, the aggregate total fees were $151, 936 and $557,701,
respectively    or the period August 27, 1992, (Commencement of Investment
Operations) to December 31, 1992 and for the fiscal years ended 1993, 1994 and 1995, the aggregate total fees paid by the International Series to the
Advisor were $282,754, $868,462, $870,103 and    84,583    or the period
October 7, 1992, (Commencement of Investment Operations) to December 31, 1992 and for the fiscal year ended 1993, 1994 and 1995, the aggregate total fees paid by the Life Sciences Series to the Advisor were $30,001, $560,977,
$749,795 and    $1,038    .  For the fiscal years ended 1987, 1988 and 1989,
the advisory fees waived by the Advisor for the Small Cap Series were $500, $707, and $489 respectively. For the period September 15, 1993, (Commencement of Operations) to December 31, 1993 and for the fiscal years ended 1994 and
   1995    , the advisory fees waived by the Advisor for the Blended Asset
Series I were $891, $26,034 and    23,407 and the aggregate total fees paid
for the fiscal year ended 1995 was $46,543    .  For the period October 12,

1993, (Commencement of Operations) to December 31, 1993 and for the fiscal
years ended 1994 and    1995    , the advisory fees waived by the Advisor
for the Blended Asset Series II were $393, $37,315 and    $17,669 and the
aggregate total fees paid for the fiscal year ended 1995 was $114,026    .
For the period February 15, 1994 (Commencement of Operations) to December 31,
1994    and the fiscal year ended 1995    , the advisory fees waived by the
Advisor for the Flexible Yield Series II were $905 and    $2,160    .  For
the period February 15, 1994 (Commencement of Operations) to December 31, 1994
   and the fiscal year ended 1995    , the advisory fees waived by the
Advisor for the Flexible Yield Series I were $443 and    $1,221    .  For
the period December 20, 1993, (Commencement of Operations) to December 31,
1993 and for the fiscal years ended 1994 and    1995    , the advisory fees
waived by the Advisor for the Flexible Yield Series III were $11, $1,683 and
   $4,767    .   For the period January 17, 1994 (Commencement of
Operations) to December 31, 1994    and the fiscal year ended 1995    , the
advisory fees paid to the Advisor for the New York Tax Exempt Series were
$82,497 and    $114,847    .  For the period February 14, 1994 (Commencement
of Operations) to December 31, 1994    and the fiscal year ended 1995    ,
the advisory fees waived by the Advisor for the Ohio Tax Exempt Series were
$11,101 and    $4,398 and the aggregate total fees paid for the fiscal year
ended 1995 was $19,239    .   For the period February 14, 1994 (Commencement
of Operations) to December 31, 1994 and the fiscal year ended 1995, advisory fees waived by the Advisor for the Diversified Tax Exempt Series were $22,494
and    $0     and the aggregate total fees paid were $2,983 and
   $50,130. All fees are reported for the Series that have commenced operations except, for the Tax Managed Series, Defensive Series and Maximum
Horizon Series which have not reached a reporting period.      The Investment
Advisory Agreement (the "Agreement") between the Fund and the Advisor provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i)brokerage commissions; (ii) interest; (iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess.
Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

     The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

       In the Agreement, the Fund agrees that the words "Manning & Napier" in its name is derived from the name of the Advisor and is the property of the Advisor for copyright and all other purposes and that therefore such words may be freely used by the Advisor as to other investment companies or other investment products; the Fund further agrees that, in the event that the Advisor ceases to be the Fund's investment advisor for any reason, the Fund will (unless the Advisor otherwise consents in writing) promptly take all necessary steps to change its name to a name not including the words "Manning & Napier." The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

       On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Blended Asset Series I , Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series in this capacity, for the fiscal years ended 1993, 1994 and 1995, the Advisor
received $29.87, $7,396 and $14,322 from the Fund.     The Tax Managed
Series, Defensive Series and the Maximum Horizon Series are not included since
the series have not reached a reporting period.      The Advisor will not
charge for its Transfer Agent services to the other Series.

     Manning & Napier Investor Services, Inc., acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. There will be no additional costs to clients for this service. The Advisor may impose separate requirements in connection with employee purchases of the Fund.

                    Custodian and Independent Accountant

     The custodian for the Energy Series, the Technology Series, the Financial Services Series, the Life Sciences Series, and the Global Fixed Income Series is Fleet Bank, N.A., 45 East Avenue, Rochester, N.Y. 14604, with the exception of the foreign securities held by the Fund, whose custodian is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. The custodian for the Small Cap Series, International Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Tax Managed Series, Defensive Series, Maximum Horizon Series and the World Opportunities Series is Boston Safe Deposit and Trust Company, One Cabot Road, 3rd Floor, Medford, MA 02155-5159. Boston Safe Deposit and Trust Company may, at its own expense, employ a sub-custodian on behalf of the foreign securities held by the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. Coopers & Lybrand L.L.P, One Post Office Square, Boston, MA 02109 are the Fund's independent accountants for the Fund, with the exception of the Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, Tax Managed Series, Defensive Series and the Maximum Horizon Series for which the independent accountants are Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110.

                    Portfolio Transactions and Brokerage

       The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

      The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund. For the fiscal years ending 1987, 1988, 1989, ,1992 and 1993, 1994 and
   1995    , the brokerage commissions incurred by the Small Cap Series were
$90,216, $82,149, $0, $42,285, $60,820, $90,860 and    $327,763    ,
respectively. For the period November 4, 1988 (Commencement of Operations) to December 31, 1988 and the fiscal years ended 1989, 1990, 1991 and 1992, the brokerage commissions incurred by the Technology Series were $123,896, $80,326, $11,415, $5,795 and $137,000, respectively and for the period August
29, 1994 (Commencement of Operations) to December 31, 1994    and the fiscal
year ended 1995    , were $13,693 and $73,963.  For the period August 27,
1992 (Commencement of Operations) to December 31, 1992 and the fiscal years ended 1993, 1994 and 1995, the brokerage commissions incurred by the
International Series were $219,814, $49,000, $151,987 and    $157,084.
For the period October 7, 1992 (Commencement of Operations) to December 31, 1992 and the fiscal years ended 1993, 1994 and 1995, the brokerage commissions incurred by the Life Sciences Series were $10,670, $144,225, $85,230 and $132,203. For the period September 15, 1993 (Commencement of Operations) to December 31, 1993 and for the fiscal years ended 1994 and
   1995    , the brokerage commissions incurred by the Blended Asset Series
I were $431, $4,270 and    $8,775    .  For the period October 12, 1993
(Commencement of Operations) to December 31, 1993 and for the fiscal years ended 1994 and 1995, the brokerage commissions incurred by the Blended Asset Series II were $506, $8,525 and $23,410. For the period February 15, 1994
(Commencement of Operations) to December 31, 1994,     and the fiscal year
ended 1995    , there were no brokerage commissions incurred by the Flexible
Yield Series I.  For the period February 15, 1994 (Commencement of Operations)
to December 31, 1994    and the fiscal year ended 1995    , there were no
brokerage commissions incurred by the Flexible Yield Series II. For the period December 20, 1993 (Commencement of Operations) to December 31, 1993 and
for the fiscal years ended 1994 and    1995    , there were no brokerage
commissions incurred by the Flexible Yield Series III.   For the period
January 17, 1994 (Commencement of Operations) to December 31, 1994    and the
fiscal year ended 1995    , there were no brokerage commissions incurred by
the New York Tax Exempt Series.

For the period February 14, 1994 (Commencement of Operations) to December 31,
1994    and the fiscal year ended 1995    , there were no brokerage
commissions incurred by the Ohio Tax Exempt Series. For the period February 14,
1994 (Commencement of Operations) to December 31, 1994    and the fiscal year
ended 1995    , there were no brokerage commissions incurred by the
Diversified Tax Exempt Series.    All brokerage commissions are reported for
all Series that have commenced operations except, for the Tax Managed Series, Defensive Series and Maximum Horizon Series which have not reached a reporting
period.      There were no brokerage commissions paid to affiliates during the last five fiscal years.

                               NET ASSET VALUE

       The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (which is currently 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such
securities.   The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

                             REDEMPTION OF SHARES

                        Payment for shares redeemed

        Payment for shares presented for redemption may be delayed more than three days only for (1) any period (A) during which the New York Stock Exchange is closed other than customary week_end and holiday closings or (B) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit.

                             Redemption in Kind

      If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash in conformity with applicable rules of the Securities and Exchange Commission. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one per cent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

             FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

      The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in
the Fund's Prospectus.   No attempt is made to present a detailed explanation
of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

      The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional
Information.   New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
               Qualification as Regulated Investment Company

     As a regulated investment company ("RIC") under Subchapter M of the Code, each Series is exempt from federal income tax on its net investment income and capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (generally, net investment income and the excess of net short_term capital gain over net long-term capital loss) for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement each Series must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies, or from other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income") and derive less than 30% of its gross income from the sale or other disposition of stocks, securities and certain other investments held for less than three months including foreign currencies (or options, futures or forward contracts on foreign currencies) but only if such currencies (or options, futures or forward contracts) are not directly related to the Series' principal business of investing in stock or securities or options and futures with respect to stocks or securities (the
so-called "Short-Short Gain Rule").   Moreover, at the close of each quarter
of its taxable year, at least 50% of the value of a Series' assets must consist of cash and cash items, Government securities, securities of other RICs, and securities of other issuers (as to which such Series has not invested more than 5% of the value of its total assets in any one issuer and as to which such Series does not hold more than 10% of the outstanding voting securities of any one issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than Government securities and securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test").

       The foregoing requirements of the Code may inhibit the Series in their efforts to achieve their investment objectives.

1.     a.     Qualifying Income

             It is not clear to what extent income derived by a Series from foreign currency gains will, under future Treasury regulations, be treated by the Internal Revenue Service (the "Service") as Qualifying Income. Consequently, each Series will take appropriate actions to limit such transactions, where necessary, until such time as applicable U.S.Treasury regulations are issued or a Series receives a satisfactory opinion of counsel or private letter ruling from the Service that income from such currency transactions constitutes Qualifying Income.

1.     b.     Currency Transactions

              Transactions in forward currency contracts, currency futures contracts, options on currencies, and certain other instruments are subject to special rules which may affect the timing and character of distributions to shareholders by accelerating income to the Series, deferring Series' losses, causing adjustments in the holding periods of Series' securities, and converting capital gains into ordinary income. For example, certain foreign currency gains realized by a Series will be treated as ordinary income rather than capital gain under Section 988 of the Code. The tax treatment of certain foreign currency contracts, futures contracts, and options on futures contracts entered into by a Series will be governed by Section 1256 of the Code. In general, each such position held by the Series will be marked to market (i.e., treated as if it were closed out on the last business day of each taxable year of the Series), and all gain or loss associated with such marking to market or other transactions in such positions will be treated as 60% long-term and 40% short-term capital gain or loss.

    When a Series holds an option or contract governed by Section 1256 which substantially diminishes the Series' risk of loss with respect to another position held by the Series which is not governed by Section 1256, this combination of positions could be a "mixed straddle" that is generally subject to Section 1092 of the Code in addition to Section 1256 of the Code. The Series may make certain tax elections for its "mixed straddles" which
could eliminate the effects of Section 1256.   In addition, a Series'
activities in foreign currency contracts, futures contracts and options may be limited by the requirements for qualification as a regulated investment company and by future legislative or regulatory changes in these requirements.

2.     Short-Short Gain Rule

       Because of the Short-Short Gain Rule, a Series may have to:

       (1) limit the sale of appreciated securities held for less than three months;

       (2) limit the short sale of, or the acquisition of put options on, appreciated securities held for one year or less;

       (3) limit the closing of call options or secured put options it has written or of appreciated put options it has held for less than three months; and

       (4) limit writing options that expire in less than three months and covered call options on securities that have been held for less than three months and are likely to appreciate significantly during the option period.

        To the extent a Series is able to identify and designate offsetting positions as "hedges," increases and decreases in the value of such positions will be netted for purposes of determining whether the Short-Short Gain Rule has been satisfied. In addition, the Short-Short Gain Rule will not prevent a Series from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period has no impact.

3.   Asset Diversification Test

      The Service has ruled (1) that the issuer of a call option written on a security is the issuer of the underlying security and (2) that, where the writer of a call option owns the underlying security, the Asset
Diversification Test will be applied solely to such security and that the value of the option will not be counted.

      The Service has informally ruled for purposes of the Asset
Diversification Test that (1) a put option on a security is itself a "security", (2) the issuer of a put option on a security is the issuer of the underlying security, (3) the market value of a purchased put option should be the measure of the investment in the instrument as a "security", and (4) the market value of the underlying security should be the measure of the investment in a written put option as a "security".

     By law, the Series may not rely on informal rulings of the Service. Consequently, a Series may find it necessary to seek its own ruling from the Service on these issues or to curtail its options trading in order to stay within the limits of the Asset Diversification Test.

    It is unclear under present law who should be treated as the issuer of foreign currency exchange contracts, although it has been suggested that the issuer in each case would be the foreign central bank or foreign government backing the particular currency. A Series may find it necessary to curtail trading in forward foreign currency contracts or seek a ruling on this issue. A Series may also find it necessary to seek rulings with respect to other financial instruments, or curtail trading therein, for purposes of the Asset Diversification Test.

                             Fund Distributions

       Investors should be careful to consider the tax implications of buying shares of a Series just prior to the record date of an ordinary income dividend or capital gain distribution. The price of shares purchased at that time may reflect the amount of the forthcoming ordinary income dividend or capital gain distribution. Those purchasing just prior to an ordinary income dividend or capital gain distribution will nevertheless be taxable on the entire amount of the distribution received.

      In the event a Series elects to retain its net capital gain, it is expected that such Series also will elect to have shareholders treated as having received a distribution of such gain, with the result that they will be required to report their respective shares of such gain on their returns as long-term capital gain, will receive a refundable tax credit for their allocable share of capital gain tax paid by such Series on the gain, and will increase the tax basis for their shares by an amount equal to 65% of the deemed distribution.

      Investors should be aware that any loss realized upon the sale, exchange or redemption of Series shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain distributions have been paid with respect to such shares or any amounts have been treated as long-term capital gains with respect to such shares pursuant to the election described in the preceding paragraph. Investors should also be aware that the maximum federal tax rate on long-term capital gains has been increased to 35% for corporate taxpayers and to 28% for non-corporate taxpayers.

      In some circumstances the Series' use of short sales, writing of covered call options and acquisitions of put options to further its investment objectives may reduce the portion of its distributions that qualify for the corporate dividends received deduction.

       Except in the case of the International Series and Global Fixed Income Series, the Code allows a 70% dividends-received deduction (the "deduction") to corporate shareholders of any Series. Special provisions are contained in the Code as to the eligibility of payments to such shareholders for the deduction. The extent to which the ordinary income dividends paid by a Series are eligible for the deduction is determined by the ratio of the aggregate dividends received by such Series from domestic corporations in any fiscal year to the ordinary income dividends paid by such Series for that year. For purposes of determining the deduction, a Series may not take into account any amount received as a dividend with respect to any security unless such Series has held the security with respect to which the dividend has been paid for a minimum period, generally 46 days. Moreover, corporate taxpayers will have to take into account the entire amount of any dividend received from a Series for purposes of the alternative minimum tax and environmental tax. Capital gains distributions are not eligible for the dividends received deduction.

     As noted in the Prospectuses for the New York Tax Exempt Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series, exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by
Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% or 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. Each Tax Exempt Series intends, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings" as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

       The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for each Tax Exempt Series will be applied uniformly to all dividends declared with respect to the Series during that year. This percentage may differ from the actual percentage for any particular day.

     Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax Exempt Series will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the

United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in
Section 86 of the Code.

       Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of a Tax Exempt Series.

     "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

      Issuers of bonds purchased by a Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     From time to time, the Fund may present its performance in communications to shareholders, sales literature, and advertising. Performance measurements will be presented by average annual total return, total return, and/or cumulative total return. All measurements will be based upon the change in net assets resulting from all Fund operations, including the reinvestment of dividends and distributions, if any, for the specified periods.

       The Fund's performance will vary from time to time depending on market conditions, the composition of its portfolio, and its level of operation expenses. Consequently, any performance figures should not be considered representative of the future performance of the Fund. The Fund may include in performance advertisements rankings or similar information provided by Morningstar or other organizations.

                            Other Considerations

     A 4% non-deductible excise tax is imposed on RICs that fail to distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year and 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year, even if they satisfy the Distribution Requirement. The balance of such income must be distributed during the next calendar year.
Each Series intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that a Series may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

     For purposes of the excise tax, a RIC must (1) offset a net ordinary loss for any calendar year in determining its capital gain net income, but only to the extent the capital gain net income for the one-year period ending on October 31 of such calendar year exceeds the net capital gains for said period and (2) exclude certain foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Rules of state and local taxation of ordinary income dividends and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors for the application of the federal rules outlined above to their particular circumstances and for the application of state and local tax rules affecting investment in the Fund. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

[GRAPHIC]
[Pie Chart]

Portfolio Composition

Chemical & Allied Products - 4%
Crude Petroleum & Natural Gas - 2%
Educational Services - 3%
Electronics & Electrical Equipment - 10%
Fabricated Metal Products - 7%
Food - 2%
Glass Products - 1%
Health Services - 9%
Industrial & Commercial Machinery - 4%
Office & Business Equipment - 3%
Plastic Products - 3%
Business Services/Software - 15%
Amusement & Recreational Services - 1%
Cash & Cash Equivalents - 5%
Textiles - 1%
Television & Radio Broadcasting Stations - 1%
Technical Instruments & Supplies - 2%
Shoes - 3%
Retail - 20%
Restaurants - 2%
Printing & Publishing - 1%
Primary Metal Industries - 1%

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Small Cap Series from its inception (4/30/92) to present (12/31/95) as compared to the Standard & Poor's (S&P) 500 Total Return Index.1



Manning & Napier Fund, Inc. - Small Cap Series


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,470         14.70%    14.70%
Inception2  $           16,497         64.97%    14.60%





S& P 500 Total Return Index


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           13,759         37.59%    37.59%
Inception2  $           16,460         64.60%    14.53%


1The Standard and Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.
 S&P 500 Total Return Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from April 30, 1992, the Fund's most recent inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    S&P 500 Total
               Small Cap Series    Return Index

30-Apr-92*          10,000              10,000

31-Dec-92           11,610              10,725

31-Dec-93           13,317              11,808

31-Dec-94           14,383              11,964

31-Dec-95           16,497              16,460


* Inception date



Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)


COMMON STOCK - 95.9%

Amusement & Recreational Services - 0.9%
   Mountasia Entertainment International,  Inc.*      260,000  $  1,251,250

Business Services - 15.0%
   Employment Services - 0.6%
   Barrett Business Services, Inc.*                    55,000       811,250

   Software - 14.4%
   Black Box Corp.*                                   170,000     2,783,750
   Borland International, Inc.*                       475,000     7,837,500
   Caere Corp.*                                       138,000       983,250
   Electronic Arts, Inc.*                              79,000     2,063,875
   Symantec Corp.*                                    300,000     6,975,000
                                                                 20,643,375
                                                                 21,454,625
Chemical & Allied Products - 4.6%
   Alliance Pharmaceutical Corp.*                     353,000     4,809,625
   Penederm, Inc.*                                    154,000     1,751,750
                                                                  6,561,375
Crude Petroleum & Natural Gas - 1.6%
   Mesa, Inc.*                                        600,000     2,250,000

Educational Services - 3.4%
   Westcott Communications, Inc.*                     356,000     4,895,000

Electronics & Electrical Equipment - 10.3%
   Electronic Components - 1.3%
   Planar Systems, Inc.*                               95,000     1,816,875

   Lighting Equipment - 3.1%
   Coleman Company, Inc.*                             125,900     4,422,238

   Telecommunication Equipment - 5.9%
   BroadBand Technologies, Inc.*                      225,000     3,656,250
   General DataComm Industries, Inc.*                 285,000     4,880,625
                                                                  8,536,875
                                                                 14,775,988

   The accompanying notes are an intergral part of the financial statements.

                                   B-33

Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)


Fabricated Metal Products - 7.4%
   Keystone  International, Inc.                      214,100  $  4,282,000
   Material Sciences Corp.*                           350,000     5,206,250
   Medalist Industries*                               183,800     1,102,800
                                                                 10,591,050
Food - 1.6%
   J & J Snack Foods Corp.*                           130,000     1,430,000
   Grist Mill Co.*                                    116,800       861,400
                                                                  2,291,400
Glass Products - 0.8%
   Libbey, Inc.                                        50,000     1,125,000

Health Services - 9.3%
   Doctors Offices & Clinics - 1.3%
   Coastal Physician Group, Inc.*                     133,000     1,795,500

   Home Health Care Services - 4.9%
   Health Management, Inc.*                           448,600     5,943,950
   Quantum Health Resources, Inc.*                    106,000     1,040,125
                                                                  6,984,075
   Hospitals - 2.6%
   Rehabcare Group Inc.*                              195,000     3,753,750
   Specialty Outpatient Services - 0.5%
   U.S. Physical Therapy, Inc.*                        65,000       747,500
                                                                 13,280,825
Industrial & Commercial Machinery - 3.6%
   Computer Peripheral Equipment - 1.0%
   PSC, Inc.*                                         149,000     1,378,250
   Printing Trades Equipment - 2.6%
   Scitex Corp.                                       272,000     3,706,000
                                                                  5,084,250
Office & Business Equipment - 3.1%
   BT Office Products International, Inc.*            275,000  $  4,400,000


   The accompanying notes are an integral part of the financial statements.

                                   B-34



Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

Plastic Products - 2.7%
   Carlisle Plastics, Inc.*                           274,000     1,233,000
   Sun Coast Industries, Inc.*                        390,000     2,632,500
                                                                  3,865,500
Primary Metal Industries - 1.3%
   American Superconductor Corp.*                     115,000     1,667,500
   Gibraltar Steel Corp.*                              12,500       151,562
                                                                  1,819,062
Printing & Publishing - 1.2%
   Playboy Enterprises, Inc. - Class A*                93,000       813,750
   Playboy Enterprises, Inc. -  Class B*              107,000       896,125
                                                                  1,709,875
Restaurants - 1.9%
   Quantum Restaurant Group, Inc.*                    249,000     2,801,250

Retail - 20.4%
   Retail - Home Furnishing Stores - 3.6%
   Pier 1 Imports, Inc.                               449,500     5,113,063

   Retail - Shoe Stores - 2.3%
   Brown Group, Inc.                                  230,000     3,277,500

   Retail - Specialty Stores - 12.2%
   Fabri-Centers of America - Class A                 414,400     5,490,800
   Fabri-Centers of America - Class B                 375,400     4,035,550
   Gander Mountain, Inc.*                             202,000     1,338,250
   Hancock Fabrics, Inc.                              427,500     3,847,500
   Michaels Stores, Inc.*                             195,000     2,681,250
                                                                 17,393,350
   Retail - Variety Stores - 2.3%
   Family Dollar Stores, Inc.                         250,000     3,437,500
                                                                 29,221,413
Shoes - 3.0%
   Wolverine World Wide, Inc.                         134,550     4,238,325

Technical Instruments & Supplies - 1.9%
   Allied Healthcare Products, Inc.                    46,000  $    736,000
   SpaceLabs Medical, Inc.*                            68,800     1,978,000
                                                                  2,714,000

   The accompanying notes are an integral part of the financial statements.

                                   B-35

Investment Portfolio - December 31, 1995


                                                    Principal     Value
                                                  Amount/Shares  (Note 2)

Television & Radio Broadcasting Stations - 0.5%
   Childrens Broadcasting Corp.*                      115,000       718,750

Textiles - 1.4%
   Fieldcrest Cannon, Inc.*                           125,000     2,078,125

TOTAL COMMON STOCK
   (Identified Cost $139,279,661)                               137,127,063

SHORT-TERM INVESTMENTS - 4.5%
   Dreyfus U.S. Treasury Money Market Reserves        938,995       938,995
   U.S. Treasury Bill, 2/8/96                      $5,525,000     5,494,732
TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $6,433,727)                                   6,433,727

TOTAL INVESTMENTS - 100.4%
   (Identified Cost $145,713,388)                               143,560,790

LIABILITIES, LESS OTHER ASSETS - (0.4%)                            (557,748)

NET ASSETS - 100%                                              $143,003,042

*Non - income producing security




Federal Tax Information:
At December 31, 1995, the net unrealized depreciation based on identified cost for federal income tax purposes of $145,713,388 was as follows:



Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost                              $ 16,667,862

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value                               (18,820,460)

Unrealized depreciation  -  net                  $ (2,152,598)



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $145,713,388) (Note 2)  $143,560,790
Cash                                                                 100,710
Receivable for securities sold                                     1,323,407
Dividends receivable                                                 124,629
Receivable for fund shares sold                                       24,130
Prepaid expense                                                        7,334
TOTAL ASSETS                                                     145,141,000

LIABILITIES:
Accrued management fees (Note 3)                                     120,883
Accrued Directors' fees (Note 3)                                       1,812
Payable for securities purchased                                   1,960,347
Audit fee payable                                                     22,315
Payable for fund shares redeemed                                      14,303
Other payables and accrued expenses                                   18,298
TOTAL LIABILITIES                                                  2,137,958

NET ASSETS FOR 11,966,048 SHARES
   OUTSTANDING                                                  $143,003,042

NET ASSETS CONSIST OF:
Capital stock                                                   $    119,660
Additional paid - in - capital                                   142,402,725
Accumulated net realized gain on investments                       2,633,255
Net unrealized depreciation on investments                        (2,152,598)
TOTAL NET ASSETS                                                $143,003,042

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($143,003,042/11,966,048 shares)                             $      11.95




The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Dividends                                                  $    692,143
Interest                                                        657,354
Total Investment Income                                       1,349,497

EXPENSES:
Management fees (Note 3)                                      1,296,858
Directors fees (Note 3)                                           6,875
Custodian fees                                                   31,450
Audit fee                                                        26,412
Registration and  filing fees                                    16,956
Miscellaneous                                                    11,471
Total Expenses                                                1,390,022

NET INVESTMENT LOSS                                             (40,525)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments  (identified cost basis)    31,290,477
Net change in unrealized depreciation
   on investments                                           (15,430,101)
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:                                           15,860,376

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $ 15,819,851



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets



                                                           For The        For The
                                                         Year Ended     Year Ended
                                                          12/31/95       12/31/94

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                     $    (40,525)  $   (538,884)
Net realized gain on investments                          31,290,477      4,818,711
Net change in unrealized appreciation
   (depreciation) on investments                         (15,430,101)     2,413,995
Net increase in net assets from operations                15,819,851      6,693,822

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains                                  (28,009,998)    (4,498,900)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
transactions (Note 5)                                     49,670,946     32,593,278

Net increase in net assets                                37,480,799     34,788,200

NET ASSETS:
Beginning of period                                      105,522,243     70,734,043

End of period (including undistributed net investment
   income of $0 and $0, respectively)                   $143,003,042   $105,522,243



The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                         For the Years Ended                       For the Periods
                                                                                             4/30/92(1) to      1/1/89 to
                                             12/31/95         12/31/94          12/31/93       12/31/92         7/24/89(2)

Per share data (for a share outstanding
throughout each period)*

Net asset value -
   Beginning of period                      $   12.92   $              12.52   $   11.24   $        10.00(3)  $        8.96

Income from investment operations:
   Net investment income (loss)                (0.004)                (0.066)     (0.040)            (0.020)         (0.390)
   Net realized and unrealized gain (loss)
    on investments                              1.934                  1.051       1.700              1.630               -
Total from investment operations                1.930                  0.985       1.660              1.610          (0.390)

Less distributions declared to
shareholders:
   From net realized gains                     (2.900)                (0.585)     (0.380)            (0.290)              -
   In excess of net  realized gains                 -                      -           -          (0.080)(4)              -
   Redemption of initial
     capitalization*                                -                      -           -                  -          (8.570)
Total distributions declared to
   shareholders                                (2.900)                (0.585)     (0.380)            (0.370)         (8.570)

Net asset value -End of period              $   11.95   $              12.92   $   12.52   $          11.24               -

Total Return:(5)                                14.70%                  8.01%      14.64%             16.20%            -(6)

Ratios (to average net assets)/
   Supplemental data:
   Expenses(7)                                   1.07%                  1.10%       1.13%           1.27%(8)    14.59%(8)(6)
   Net investment income (loss)                (0.03)%                (0.58)%     (0.43)%         (0.26)%(8)   (8.02)%(8)(6)

Portfolio turnover                                 77%                    31%         12%                24%              0%

Average Commission Rate Paid                $  0.0500                      -           -                  -               -

Net Assets - End of period
   (000's  omitted)                         $ 143,003   $            105,522   $  70,734   $         33,079               -




The accompanying notes are an integral part of the financial statements.

Financial Highlights - Footnotes

*Prior to July 8, 1993, the investment practice of the Fund resulted in the active operation of the investment portfolio for discrete periods. On April 30, 1992, the Fund resumed sales of shares to advisory clients and employees of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. On July 8, 1993, the Fund began offering shares directly to investors. Previously, the Fund was in active operation from November 11, 1986 to May 14, 1987 and from December 1, 1987 to April 13, 1988.

During the periods of January 6, 1986 to November 10, 1986, May 15, 1987 to November 30, 1987 and April 14, 1988 to July 24, 1989 the only shareholders of the Fund were the shareholders who provided the initial capitalization for the Fund (the "Initial Shareholders"). During periods when the only shareholders of the Fund were the Initial Shareholders, assets of the Fund were invested in U.S. Treasury securities. On July 11 and 24, 1989 the shares held by the Initial Shareholders were redeemed in full and the Fund remained dormant until April 30, 1992.


Per share data for periods before May 18, 1988 were restated to reflect the 10 for 1 stock dividend effected on May 18, 1988.

1Recommencement of operations.

2Date of complete redemption.

3Initial offering price upon recommencement of operations on April 30, 1992.

4Distributions differ from net investment income and net realized capital gains because of book/tax timing differences, primarily the requirements of the excise tax regulations enacted as part of the 1986 Tax Reform Act. The regulations required the Fund to measure capital gains through October 31, 1992. The excise tax regulations also required the Fund to distribute those gains before December 31, 1992 to avoid payment of excise tax.

5Total return represents aggregate total return for the period indicated.

6During the period January 1, 1989 to July 24, 1989, the only shareholders and resulting assets were those of the Initial Shareholders, as described in the note with the asterisk, who redeemed their shares on July 11 and 24, 1989; therefore, the ratios and total return presented may not be representative of an actively operating fund.

7Absent waivers of investment advisory fees, the ratio of expenses to average daily net assets is as follows: 15.57% (for the period 1/1/89 to 7/24/89); 2.27% (for the year ended 12/31/87); and 9.34% (for the period 1/6/86 - commencement of operations to 12/31/86).

8Annualized.
                                  B-41

Notes to Financial Statements

1. ORGANIZATION

   Small Cap Series (the "Fund") is a no-load diversified series of Manning
   & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   On April 30, 1992, the Fund resumed sales of shares to advisory clients and employees of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. On July 8, 1993, the Fund began offering shares directly to investors. Previously, the Fund was in active operation from November 11, 1986 to May 14, 1987 and from December 1, 1987 to April 13, 1988.

   During the periods of January 6, 1986 to November 10, 1988, May 15, 1987 to November 30, 1987, and April 14, 1988 to July 24, 1989, the only shareholders of the Fund were the shareholders who provided the initial capitalization for the Fund (the "Initial Shareholders"). During periods when the only shareholders of the Fund were the Initial Shareholders, assets of the Fund were invested in U.S. Treasury securities. On July 11 and 24, 1989, the shares held by the Initial Shareholders were redeemed in full and the Fund remained dormant until April 30, 1992.

   The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 20 million have been designated as Small Cap Series Class A Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

Notes to Financial Statements

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $23,663,611 as dividends from capital gains for the year ended December 31, 1995.

Notes to Financial Statements

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $1,296,858 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the limits set by applicable regulation of state securities commissions, the Advisor will reduce its fee by the amount of such excess.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Fund.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,875 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $107,067,286 and $89,354,571, respectively, for the year ended December 31, 1995.

Notes to Financial Statements

5. CAPITAL STOCK TRANSACTIONS


     Transactions in shares of  Small Cap Series Class A Common Stock were:


                    For the Year                   For the Year
                   Ended 12/31/95                 Ended 12/31/94
                Shares          Amount         Shares          Amount
            ---------------  ------------  ---------------  ------------
Sold             1,840,553   $26,713,110        2,378,055   $30,792,044
Reinvested       2,289,934    27,662,435          517,322     6,538,155
Redeemed          (331,604)   (4,704,599)        (380,074)   (4,736,921)
Total            3,798,883   $49,670,946        2,515,303   $32,593,278



6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Report of Independent Accountants

To the Shareholders and Directors of
Manning & Napier Fund, Inc.-Small Cap Series:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc.- Small Cap Series, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the financial highlights table herein. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc.-Small Cap Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the financial highlights table herein in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 26, 1996

                           Manning & Napier Fund, Inc.

                             International Series

                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

DEAR SHAREHOLDERS:

Foreign markets paled in comparison with U.S. stocks in 1995, but with the extraordinary run-up in domestic stocks, the wisdom of looking abroad for values is more compelling than ever.

As of December 31, 1995, the International Series was invested in Germany, France, Italy, Spain, the United Kingdom, Mexico and Hong Kong at approximate weightings of: 27%, 25%, 12%, 9%, 2%, 2% and 2% respectively.

In Europe, financial markets are being affected by the plans for monetary union in 1998. Monetary and fiscal policies have been kept unusually tight in Europe in the approach to monetary union. Fiscal constraints associated with monetary union will force action on an easing in the monetary environment, which should help maintain economic growth. Because monetary policies will be aggregated after union, structural reform of economies become more urgent in the interim. Reform of labor markets, welfare systems, investment and educational incentives are all likely to occur in the near future. All these factors should bode well for European markets in the year ahead. To some extent, weve seen the pain that should lead to gain.

In addition to these broad influences in the European economies, there have been specific changes in the economies of countries in which we invest. Germany has recently resumed its short term interest rate cuts, and nearly all European countries have followed their lead. France has enacted a reform of the welfare system that will reduce the governments deficit and allow interest rates to fall. Spains Socialist administration has enacted labor reforms that will increase the flexibility of businesses and should increase prosperity for the country as a whole, and we expect that the right wing party that is likely to win the March 1996 election will take those reforms further.

In Mexico, a surprise devaluation in late 1994 led to a massive sell-off of Mexican assets and the peso, leading Mexican stocks to fall by more than 70% in US dollar terms. While this caused the values of many Mexican stocks to decline sharply, there were some companies that did not share exposure to the weaker peso, either because they did not have dollar-denominated liabilities, or because they had significant dollar-denominated revenues. We took advantage of the overall panic in the Mexican market to purchase stocks of several of these companies. Strong market positions for these companies have been improved as their financial situations remained intact while competitors had to retrench in the face of financial difficulties. We believe that these companies will remain well-positioned to benefit as the Mexican economy recovers in 1996.

Because emerging markets can change rapidly, and because there is less disclosure than in more mature markets, investors were shaken by the devaluation in the Mexican peso. This, together with the fear that global growth was slowing dramatically, caused investors to shy away from emerging markets in 1995. Anytime a sector of the market is shunned, opportunities can arise to buy stocks at bargain prices. In Hong Kong, with strong economic growth being experienced in the Pacific Rim and in China in particular, there were a handful of companies with strong product lines in good businesses that hit attractive valuations due to the disfavor for emerging markets, and we took advantage of the opportunity to add them to the portfolio. We expect strong growth in the Pacific Rim to continue into 1996 and believe those companies will benefit from that growth.

As we look to 1996, we believe the combination of easing monetary policies and government reforms in many countries will provide a positive framework for international investing.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

Manning & Napier Advisors, Inc.

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - International Series from its inception (8/27/92) to present (12/31/95) as compared to the Standard & Poor's (S&P 500) Total Return Index and the Morgan Stanley Capital International World Index.1



Manning & Napier Fund, Inc.
International Series


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    10,414          4.14%     4.14%
Inception2  $    11,898         18.98%     5.33%





S&P 500 Total Return Index


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    13,759         37.59%    37.59%
Inception2  $    16,334         63.34%    15.78%





Morgan Stanley
Capital International World Index


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    12,072         20.72%    20.72%
Inception2  $    15,351         53.51%    13.66%



1The Standard & Poor (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.
 The Morgan Stanley Capital International World Index is a market capitalization-weighted measure of the total return of 1,579 companies listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East. The Morgan Stanley Capital International World Index is denominated in U.S. Dollars. The Indices' returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Indices performance numbers are calculated from August 27, 1992, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


                                                     Morgan Stanley
               Manning & Napier    S&P 500 Total  Capital International
             International Series   Return Index     World Index

27-Aug-92*               10,000           10,000            10,000

31-Dec-92                10,598           10,643             9,880

31-Dec-93                13,359           11,717            12,103

31-Dec-94                11,425           11,872            12,717

31-Dec-95                11,898           16,334            15,351



* Inception date



Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

COMMON STOCK - 77.40%

UNITED KINGDOM - 1.79%
Merchandising - 1.79%
   Tesco plc                                          500,000  $  2,301,750

TOTAL UNITED KINGDOM SECURITIES
   (Identified Cost $2,210,890)                                   2,301,750

FRANCE - 25.12%
Aerospace & Military Technology - 0.24%
   Thomson CSF                                         14,132       314,128

Automobiles - 0.77%
   PSA Peugeot Citroen                                  7,545       993,048

Banking - 2.43%
   Cie Financiere de Paribas                           13,411       733,641
   Compagnie de Suez SA                                18,822       774,632
   Credit Foncier de France                             5,232        75,471
   Societe Generale Paris                              12,476     1,537,833
                                                                  3,121,577
Beverage & Tobacco - 1.91%
   LVMH (Louis Vuitton Moet-Hennessy)                  11,764     2,444,745

Building Material & Components - 0.65%
   Lafarge                                             12,949       832,365

Business & Public Services - 1.29%
   Compagnie Generale des Eaux                         16,665     1,659,983

Chemicals - 1.67%
   L'Air Liquide                                       12,960     2,141,432

Construction & Housing - 0.28%
   Bouygues                                             3,502       351,970

Electrical & Electronics - 1.41%
   Alcatel Alsthom                                     21,010     1,807,269

The accompanying notes are an integral part of the financial statements.

                                   B-49


Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

Energy Sources - 3.44%
   Elf Aquitaine                                       37,335  $  2,744,487
   Total SA-B                                          24,733     1,665,431
                                                                  4,409,918
Financial Services - 0.51%
   Compagnie Bancaire SA                                3,758       419,581
   Societe Eurafrance SA                                  708       237,289
                                                                    656,870
Food & Household Products - 1.31%
   Groupe Danone                                       10,181     1,676,024

Health & Personal Care - 2.47%
   L'Oreal                                              9,103     2,431,452
   Sanofi SA                                           11,491       734,899
                                                                  3,166,351
Industrial Components - 0.46%
   Michelin - B                                        14,874       591,846

Leisure & Tourism - 0.47%
   Accor SA                                             4,684       605,041

Machinery & Engineering - 0.36%
   Schneider SA                                        13,384       456,478

Materials & Commodities - 1.31%
   Compagnie de Saint-Gobain                           15,232     1,682,034

Merchandising - 2.14%
   Carrefour Supermarche                                4,032     2,440,628
   Casino Guichard-Perrachon                           10,600       306,887
                                                                  2,747,515
Multi-Industry - 2.00%
   AXA                                                 23,642     1,589,559
   Chargeurs                                            1,235       245,330
   Lyonnaise des Eaux-Dumez                             7,655       735,369
                                                                  2,570,258
TOTAL FRENCH SECURITIES
   (Identified Cost $27,771,404)                                 32,228,852

The accompanying notes are an integral part of the financial statements.

                                   B-50

Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

GERMANY - 26.68%
Airlines - 0.26%
   Deutsche Lufthansa AG                                2,370  $    327,266

Automobiles - 4.81%
   Daimler Benz AG                                      5,954     2,998,744
   Volkswagen AG                                        9,484     3,173,428
                                                                  6,172,172
Banking - 3.23%
   Bayerische Vereinsbank AG                           49,730     1,487,575
   Dresdner Bank AG                                    99,090     2,650,441
                                                                  4,138,016
Chemicals - 1.73%
   Bayer AG                                             8,375     2,218,573

Construction & Housing - 0.75%
   Hochtief AG                                          2,277       970,992

Electrical & Electronics - 3.60%
   Siemens AG                                           8,423     4,617,268

Insurance - 3.52%
   Allianz AG Holding                                   2,307     4,519,312

Machinery & Engineering - 2.04%
   Mannesmann AG                                        5,725     1,818,060
   M.A.N. AG                                            2,902       801,456
                                                                  2,619,516
Materials & Commodities - 0.47%
   Degussa AG                                           1,790       601,440

Multi-Industry - 1.66%
   Viag AG                                              5,178     2,128,833

Utilities - Gas & Electric - 4.61%
   RWE AG                                               7,581     2,750,254
   VEBA AG                                             74,150     3,167,171
                                                                  5,917,425
TOTAL GERMAN SECURITIES
   (Identified Cost $26,619,764)                                 34,230,813

The accompanying notes are an integral part of the financial statements.

                                   B-51

Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

HONG KONG - 1.94%
Energy Sources - Oil/Gas - 0.50%
   Zhenhai Refining and Chemical Co. Ltd.           3,402,000  $    637,952

Telecommunication - 0.35%
   Champion Technology Holdings                     4,300,738       450,520

Textiles & Apparel - 1.09%
   Yizheng Chemical Fibre Co. Ltd.                  6,224,000     1,400,570

TOTAL HONG KONG SECURITIES
   (Identified Cost $3,647,794)                                   2,489,042

ITALY - 11.39%
Automobiles - 1.14%
   Fiat S.p.A.                                        450,000     1,465,182

Building Material & Components - 0.39%
   Italcementi S.p.A.                                  83,600       501,140

Construction & Housing - 0.39%
   Sirti S.p.A.                                        86,500       486,867

Energy Sources - Oil/Gas - 0.35%
   Edison S.p.A.                                      104,000       448,868

Financial Services - 1.42%
   Banca Commerciale Italiana                         242,000       517,660
   Banco Ambrosiano Veneto S.p.A.                      80,700       220,236
   Credito Italiano S.p.A.                            288,000       336,197
   Istituto Bancario San Paolo di Torina S.p.A.       126,800       752,102
                                                                  1,826,195
Food & Household Products - 0.16%
   Parmalat Finanziaria S.p.A.                        233,400       202,945

Insurance - 3.04%
   Assicurazioni Generali S.p.A.                      123,640     2,999,747
   R.A.S. S.p.A.                                       43,250       492,462
   S.A.I.                                              40,400       414,124
                                                                  3,906,333

The accompanying notes are an integral part of the financial statements.

                                   B-52

Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

Multi-Industry - 0.92%
   Montedison S.p.A.*                               1,211,000  $    813,046
   Pirelli S.p.A.*                                    288,000       372,542
                                                                  1,185,588
Retail - Specialty Stores - 0.21%
   La Rinascente S.p.A.                                45,000       272,876

Telecommunication - 2.74%
   Telecom Italia S.p.A.                            1,060,000     1,652,084
   Telecom Italia Mobile S.p.A.*                    1,060,000     1,869,464
                                                                  3,521,548
Textiles & Apparel - 0.27%
   Benetton Group S.p.A.                               28,800       343,284

Utilities - Gas & Electric - 0.36%
   Italgas S.p.A.                                     150,000       457,160

TOTAL ITALIAN SECURITIES
   (Identified Cost  $16,384,697)                                14,617,986

MEXICO - 2.02%
Beverage & Tobacco - 0.60%
   Coca-Cola Femsa S.A.-Series L                      400,000       769,790

Food-Processing - 0.51%
   Grupo Industrial Maseca SA-Series B              1,075,000       657,876

Real Estate - 0.37%
   Grupo Situr S.A.-Series B*                       1,575,000       475,780

Retail - Department Store - 0.54%
   Cifra S.A.-Series B                                650,000       685,545

TOTAL MEXICAN SECURITIES
   (Identified Cost $2,843,934)                                   2,588,991

SPAIN - 8.46%
Beverage & Tobacco - 0.13%
   Tabacalera S.A.-A                                    4,266       161,345

The accompanying notes are an integral part of the financial statements.

                                   B-53

Investment Portfolio - December 31, 1995


                                                                   Value
                                                     Shares      (Note 2)

Construction & Housing - 0.26%
   Dragados & Construcciones S.A.                      11,988  $    157,212
   Fomento de Construcciones y Contratas S.A.           2,277       174,110
                                                                    331,322
Energy Sources - Oil/Gas - 0.98%
   Repsol S.A.                                         38,365     1,253,862

Financial Services - 2.32%
   Banco Bilbao Vizcaya                                28,290     1,016,464
   Banco Central Hispanoamericano S.A.                 18,888       382,031
   Banco Santander S.A.                                18,728       937,748
   Corp. Bancaria de Espana S.A. (Argentaria)          15,512       637,698
                                                                  2,973,941
Insurance - 0.12%
   Corporacion Mapfre                                   2,823       157,601

Metals - Steel - 0.18%
   Acerinox S.A.                                        2,343       236,371

Multi-Industry - 0.25%
   Autopistas Concesionaria Espanola S.A.              28,443       322,725

Real Estate - 0.03%
   Inmobiliaria Metropolitana Vasco Central S.A.        1,128        37,098

Telecommunication - 1.18%
   Telefonica de Espana                               110,009     1,519,550

Utilities - Gas & Electric - 3.01%
   Empresa Nacional de Electridad (ENDESA)             29,210     1,649,931
   Gas Natural SDG-E                                    4,993       775,891
   Iberdrola S.A.                                     122,474     1,117,749
   Union Electrica Fenosa S.A.                         52,126       312,863
                                                                  3,856,434
TOTAL SPANISH SECURITIES
   (Identified Cost $9,484,497)                                  10,850,249

TOTAL COMMON STOCK
   (Identified Cost $88,962,980)                                 99,307,683

The accompanying notes are an integral part of the financial statements.

                                   B-54

Investment Portfolio - December 31, 1995


                                                    Principal     Value
                                                  Amount/Shares  (Note 2)

SHORT-TERM INVESTMENTS - 19.67%
   U.S. Treasury Bill, 1/11/96                     15,000,000  $ 14,978,125
   U.S. Treasury Bill, 2/8/96                       7,500,000     7,463,847
   Dreyfus U.S. Treasury Money Market               2,790,178     2,790,178
 TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $25,232,150)                                 25,232,150

TOTAL INVESTMENTS - 97.07%
   (Identified Cost $114,195,130)                               124,539,833

OTHER ASSETS, LESS LIABILITIES - 2.93%                            3,754,024

NET ASSETS - 100%                                              $128,293,857


*Non-income producing securities.



Federal Tax Information:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $114,199,747 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $16,282,015

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value           (5,941,912)

Unrealized appreciation-net                                  $10,340,103



The accompanying notes are an integral part of the financial statements.



Industry Concentration - December 31, 1995


                                                     Percent
                                                     of Net Assets

INDUSTRY CONCENTRATION (as a percent of net assets)
Aerospace & Military Technology                               0.24%
Airlines                                                      0.26%
Automobiles                                                   6.72%
Banking                                                       5.66%
Beverage & Tobacco                                            2.64%
Building Material & Components                                1.04%
Business & Public Services                                    1.29%
Chemical                                                      3.40%
Construction & Housing                                        1.68%
Electrical & Electronics                                      5.01%
Energy Sources                                                5.27%
Financial Services                                            4.25%
Food & Household Products                                     1.47%
Food Processing                                               0.51%
Health & Personal Care                                        2.47%
Industrial Components                                         0.46%
Insurance                                                     6.68%
Leisure & Tourism                                             0.47%
Machinery & Engineering                                       2.40%
Materials & Commodities                                       1.78%
Merchandising                                                 3.93%
Metals - Steel                                                0.18%
Multi-Industry                                                4.83%
Real Estate                                                   0.40%
Retail - Department Store                                     0.54%
Retail - Specialty Stores                                     0.21%
Telecommunication                                             4.27%
Textiles & Apparel                                            1.36%
Utilities - Gas & Electric                                    7.98%
TOTAL COMMON STOCK                                           77.40%



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $114,195,130) (Note 2)    $124,539,833
Foreign currency, at value (cost $3,864,163)                         3,844,574
Cash                                                                     8,813
Receivable for forward foreign currency exchange
   contracts sold (Note 2)                                          64,616,200
Foreign tax reclaims receivable                                        367,749
Receivable for fund shares sold                                         41,710
Dividends receivable                                                    10,147
Prepaid expense                                                          6,037
TOTAL ASSETS                                                       193,435,063

LIABILITIES:
Accrued management fees (Note 3)                                       105,446
Accrued Directors' fees (Note 3)                                         1,813
Payable for forward foreign currency contracts sold,
   at value (Note 2)                                                64,974,404
Audit fees payable                                                      32,476
Payable for fund shares redeemed                                        12,039
Other payables and accrued expenses                                     15,028
TOTAL LIABILITIES                                                   65,141,206

NET ASSETS FOR 13,406,285 SHARES OUTSTANDING                      $128,293,857

NET ASSETS CONSIST OF:
Capital stock                                                     $    134,062
Additional paid-in-capital                                         122,178,408
Accumulated net realized loss on investments                        (3,991,376)
Net unrealized appreciation on investments,  foreign currency,
   forward currency contracts, and other assets and liabilities      9,972,763
TOTAL NET ASSETS                                                  $128,293,857

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER
SHARE ($128,293,857/13,406,285 shares)                            $       9.57



   The accompanying notes are an integral part of the financial statements.



Statement of Operations
For the Year Ended December 31, 1995



INVESTMENT INCOME:
Dividends (net of withholding tax)                             $ 2,306,233
Interest                                                           536,725
Total Investment Income                                          2,842,958

EXPENSES:
Management fees (Note 3)                                         1,084,583
Directors' fees (Note 3)                                             7,292
Custodian fees                                                     140,184
Audit fees                                                          32,800
Taxes                                                               18,566
Miscellaneous                                                       15,292
Total Expenses                                                   1,298,717

NET INVESTMENT INCOME                                            1,544,241

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain (loss) -
   On investments (identified cost basis)                         (769,200)
   Foreign currency and forward foreign currency
     exchange contracts                                         (5,141,157)
Net realized loss on investments                                (5,910,357)

Net change in unrealized appreciation -
   On investments                                                8,439,526
   Foreign currency and forward currency contracts and other
     assets and liabilities                                         (5,562)
Net unrealized appreciation on investments                       8,433,964

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                                2,523,607

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $ 4,067,848



   The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets


                                                           For the        For the
                                                         Year Ended     Year Ended
                                                          12/31/95       12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $  1,544,241   $  1,196,416
Net realized loss on investments                          (5,910,357)    (3,410,098)
Net change in unrealized appreciation (depreciation)
   on investments                                          8,433,964    (11,502,063)
Net increase (decrease) in net assets from operations      4,067,848    (13,715,745)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                (1,539,988)             -
From paid-in-capital                                      (2,083,389)             -
From net realized gain on investments                       (757,156)    (1,311,651)
Total distributions to shareholders                       (4,380,533)    (1,311,651)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
transactions (Note 5)                                     42,642,060      8,983,383

Net increase (decrease) in net assets                     42,329,375     (6,044,013)

NET ASSETS:
Beginning of period                                       85,964,482     92,008,495

End of period (including undistributed net investment
   income of $0 and $0, respectively)                   $128,293,857   $ 85,964,482



The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                                                      For the
                                                                                                   Period 8/27/92
                                                                 For The Year Ended                (commencement
                                                                                                   of operations)
                                                     12/31/95         12/31/94         12/31/93     to 12/31/92

Per share data (for a share outstanding
throughout the period):

Net asset value - Beginning of period               $    9.54   $             11.33   $    9.19   $         10.00

Income from investment operations:
   Net investment income                                0.123                 0.143       0.150             0.030
   Net realized and unrealized gain (loss)
    on investments                                      0.262                (1.784)      2.240             0.570
Total from investment operations                        0.385                (1.641)      2.390             0.600

Less distributions declared to shareholders:
   From net investment income                          (0.118)                    -      (0.250)           (0.030)
   From paid-in-capital                                (0.160)                    -           -                 -
   From net realized gains on investments              (0.077)               (0.149)          -            (1.240)
   In excess of net realized gains                          -                     -           -         (0.140)(1)
Total distributions declared to
   shareholders                                        (0.355)               (0.149)     (0.250)           (1.410)

Net asset value - End of period                     $    9.57   $              9.54   $   11.33   $          9.19

Total Return(2)                                          4.14%              (14.48)%      26.00%             6.01%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                              1.20%                 1.18%       1.16%          1.33%(3)
   Net investment income                                 1.42%                 1.38%       1.39%          0.85%(3)

Portfolio turnover                                         14%                   31%         20%                0%

Average Commission Rate Paid                        $  0.0021                     -           -                 -

Net Assets - End of period
   (000's omitted)                                  $ 128,294   $            85,964   $  92,012   $        72,163

1Distributions differ from net investment income and net realized capital gains because of book/tax timing differences, primarily due to the requirements of the Internal Revenue Code.

2Represents aggregate total return for the period indicated.

3Annualized.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

1. ORGANIZATION
   International Series (the "Fund") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to clients and employees of Manning &
   Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 20 million have been designated as International Series Class G Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to financial Statements

    The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

    DISTRIBUTION OF INCOME AND GAINS
    Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

    The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

    The Fund hereby designates $757,156 as capital gains dividends for the year ended December 31, 1995.

    FOREIGN CURRENCY TRANSLATION
    The accounting records of the Fund are maintained in U.S. dollars.
    Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

    Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    The Fund may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

Notes to Financial Statements

   All forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) from foreign currency and forward currency exchange contracts.

   The Fund regularly trades forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

   The notional or contractual amount of these instruments represents the investment the Fund has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward currency exchange contracts sold on December 31, 1995 is as follows:


                                                        Net Unrealized
Settlement  Contracts       In Exchange    Contracts    Appreciation/
   Date     to Deliver          For        At Value     (Depreciation)
----------  --------------  ------------  -----------  ----------------


   1/24/96  Deutsche Marks  $ 33,694,595  $33,784,285  $       (89,690)
   1/24/96  French Francs   $ 30,921,584  $31,190,121  $      (268,537)

   On December 31, 1995, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $1,084,583 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

Notes to Financial Statements

   The Advisor has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the limits set by applicable regulation of state securities commissions, the Advisor will reduce its fee by the amount of such excess.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Fund.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $7,292 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $27,792,639 and $12,904,444, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS


     Transactions in shares of International Series Class G Common Stock were:

                      For the Year                  For the Year
                     Ended 12/31/95                Ended 12/31/94
                Shares           Amount        Shares         Amount
            ---------------  --------------  ----------  ----------------


Sold             4,223,049   $  41,054,909   1,057,221   $    10,650,679
Reinvested         460,661       4,327,528     318,777         3,335,342
Redeemed          (287,048)     (2,740,377)   (488,862)       (5,002,638)
Total            4,396,662   $  42,642,060     887,136   $     8,983,383


6. FOREIGN SECURITIES
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the United States government.

Report of Independent Accountants

To the Shareholders and Directors of
Manning & Napier Fund, Inc. - International Series:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc. - International Series, including the schedule of portfolio investments as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in the net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the financial highlights table herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc. - International Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the financial highlights table herein, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 26, 1996

                         Manning & Napier Fund, Inc.

                             Life Sciences Series

                                Annual Report
                        For the period January 1, 1995
                            to September 21, 1995
                        (Date of Complete Redemption)

Performance Update as of  September 21, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Life Sciences Series from its inception (10/7/92) to date of complete redemption (9/21/95) as compared to the Standard & Poor's 500 Total Return Index.1


Manning & Napier Life Sciences Series


                                  Total Return
Through       Growth of $10,000                  Average
9/21/95           Investment       Cumulative     Annual

Year to Date  $           14,107         41.07%    60.91%
Inception2    $           16,344         63.44%    18.06%





S&P 500  Total Return Index


                                  Total Return
Through       Growth of $10,000                  Average
9/21/95           Investment       Cumulative     Annual

Year to Date  $           12,939         28.39%    42.79%
Inception2    $           15,659         56.59%    16.36%



1The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.
 S&P 500 Total Return Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from October 7, 1992, the Fund's inception date. The Fund's performance is historical and is not indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier
               Life Sciences       S & P 500 Total
               Series              Return Index

07-Oct-92*          10,000              10,000

31-Dec-92           10,195              10,849

31-Dec-93           10,504              11,944

31-Dec-95           11,586              12,102

21-Sep-95**         16,344              15,659




* Inception date
** Date of complete redemption

Investment Portfolio - September 21, 1995



NOTE: Fund liquidated on September 21, 1995, therefore, there are no investments held in the portolio.





The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

September 21, 1995 (Date of Complete Redemption)



ASSETS:
Cash                                     $102,988
TOTAL ASSETS                              102,988

LIABILITIES (Note 8):
Accrued management fees (Note 3)           78,901
Accrued Directors' fees (Note 3)            5,438
Audit fee payable                           9,000
Other payables and accrued expenses         9,649
TOTAL LIABILITIES                         102,988

NET ASSETS                               $    -0-

NET ASSSETS FOR -0- SHARES OUTSTANDING   $    -0-

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER
SHARE ($-0-/-0- shares)                  $    -0-



The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the period January 1, 1995 to September 21, 1995 (Date of Complete
Redemption)



INVESTMENT INCOME:
Dividends                                             $   394,934
Interest                                                  338,921
Total Investment Income                                   733,855

EXPENSES:
Management fees (Note 3)                                  451,038
Directors' fees (Note 3)                                    5,022
Audit fees                                                  9,000
Custodian fees                                             10,311
Miscellaneous                                               1,896
Total Expenses                                            477,267

NET INVESTMENT INCOME                                     256,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
   Investments (identified cost basis)                 23,334,107
   Foreign currency                                       (20,569)
Net realized gain on investments                       23,313,538

Net change in unrealized appreciation of
   investments                                         (3,530,417)

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                         19,783,121

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         $20,039,709



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets



                                                          For the Period
                                                         1/1/95 to 9/21/95     For the
                                                         (date of complete    Year Ended
                                                            redemption)        12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $          256,588   $   125,225
Net realized gain on investments                                23,313,538     9,060,905
Net change in unrealized depreciation
   on investments                                               (3,530,417)     (985,393)
Net increase in net assets from operations                      20,039,709     8,200,737

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                        (249,978)     (125,225)
In excess of net investment income                                       -        (6,610)
From net realized gain on investments                          (27,772,191)   (4,621,264)
Total distributions to shareholders                            (28,022,169)   (4,753,099)

CAPITAL STOCK ISSUED AND REDEEMED:
Net decrease in net assets from capital share
   transactions (Note 5)                                       (59,236,231)   (6,823,204)

Net decrease in net assets                                     (67,218,691)   (3,375,566)

NET ASSETS:

Beginning of period                                             67,218,691    70,594,257

End of period (including undistributed net investment
   income of $0 and $(6,610), respectively)             $              -0-   $67,218,691



The accompanying notes are an integral part of the financial statements.



Financial Highlights



                                                         For the                                        For the
                                                      Period 1/1/95                                  Period 10/7/92
                                                     to 9/21/95 (date     For the       For the      (commencement
                                                       of complete       Year Ended    Year Ended    of operations)
                                                       redemption)        12/31/94      12/31/93      to 12/31/92
                                                    ------------------  ------------  ------------  ----------------


Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period               $           10.43   $     10.18   $     10.12   $        10.001

Income from investment operations:
   Net investment income                                        0.058         0.021         0.020             0.020
   Net realized and unrealized gain on
     investments                                                4.026         1.022         0.300             0.180
Total from investment operations                                4.084         1.043         0.320             0.200

Less distributions declared to shareholders:
   From net investment income                                  (0.058)       (0.021)       (0.020)           (0.020)
   In excess of net investment income                               -        (0.001)       (0.010)                -
   From net realized gain on investment                        (6.592)       (0.771)       (0.230)           (0.060)
   Redemption of Capitalization (Note 8)                       (7.864)            -             -                 -
Total distributions declared to shareholders                  (14.514)       (0.793)       (0.260)           (0.080)

NET ASSET VALUE - END OF PERIOD                     $            0.00   $     10.43   $     10.18   $         10.12

Total Return2                                                   41.07%        10.30%         3.16%             1.95%

Ratios (to average net assets)/Supplemental data:
   Expenses                                                    1.06%3          1.07%         1.14%           1.83%3
   Net investment income                                       0.57%3          0.17%         0.20%           0.67%3

Portfolio turnover                                                 28%           49%           45%                0%

Average Commission Rate                             $          0.0590             -             -                 -

NET ASSETS - END OF PERIOD
   (000's omitted)                                                  -   $    67,219   $    70,594   $        13,210


1Initial offering price upon commencement of operations on October 7, 1992.

2Total return represents aggregate total return for the period indicated.

3Annualized


The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Life Sciences Series (the "Fund") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund were offered to clients and employees of Manning &
   Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of September 21, 1995, 710 million shares have been designated in total among 18 series, of which 20 million have been designated as Life Sciences Series Class I Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

Notes to Financial Statements

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $16,340,147 as dividends from capital gains for the period January 1, 1995 to September 21, 1995 (date of complete redemption).

   FOREIGN CURRENCY TRANSLATION
   The accounting records of the Fund are maintained in U.S. dollars.
   Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Notes to Financial Statements

   FOREIGN CURRENCY TRANSLATION (continued)

   Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
   The Fund may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

   At September 21, 1995, the Fund had no open forward currency exchange contracts.

   OPTION CONTRACTS
   The Fund may write (sell) or buy call or put options on securities and other financial instruments. When the Fund writes a call, the Fund gives the purchaser the right to buy the underlying security from the Fund at the price specified in the option contract (the "exercise price") at any time during the option period. When the Fund writes a put option, the Fund gives the purchaser the right to sell to the Fund the underlying security at the exercise price at any time during the option period. The Fund will only write options on a "covered basis." This means that the Fund will own the underlying security when the Fund writes a call or the Fund will put aside cash, U.S. Government securities, or other liquid assets in the amount not less than the exercise price at all times the put option is outstanding.

   When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the
   option.   The current market value of the option is the closing price or, in the absence of a closing price, the bid price.

   If a written option expires on its stipulated expiration date or if the Fund enters into a closing transaction, a gain or loss is realized on the contract. When a gain or loss is realized, the liability related to such option contract is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the premium received from the option is added to proceeds from the sale of the underlying security thereby increasing the gain or decreasing the loss from the sale of the underlying security. If a written put option is exercised, the cost of the underlying security purchased by the Fund will be decreased by the premium originally received.

Notes to Financial Statements

   OPTION CONTRACTS (continued)

   The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for option contracts for the period January 1, 1995 to September 21, 1995 (date of complete redemption) are as follows:


                               SHARES     AMOUNT
                               -------  ----------
Balance at December 31, 1994        0   $       0
Options written during 1995    (1,260)   (298,762)
Options expired during 1995       380     112,856
Options exercised during 1995     880     185,906
Balance at September 21, 1995       0   $       0



3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $451,038 for the period January 1, 1995 to September 21, 1995 (date of complete redemption).

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the limits set by applicable regulation of state securities commissions, the Advisor will reduce its fee by the amount of such excess.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent of the Fund. These services are provided at no additional cost to the Fund.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $5,022 for the period January 1, 1995 to September 21, 1995 (date of complete redemption).

Notes to Financial Statements

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $12,140,895 and $97,015,802, respectively, for the period January 1, 1995 to September 21, 1995 (date of complete redemption).

   On August 31, 1995 the Fund sold securities at the day's closing value of $10,477,200 to the Manning & Napier Fund, Inc. Small Cap Series. The Fund completed the sale in accordance with rules established by the Securities and Exchange Commission.

5.     CAPITAL STOCK TRANSACTIONS


     Transactions in shares of Life Sciences Series Class I Common Stock were:

                      For the Period 1/1/95
                        to 9/21/95 (date                      For the Year
                    of complete redemption)                 Ended 12/31/94
                    Shares              Amount          Shares          Amount
            -----------------------  -------------  ---------------  -------------
Sold                        23,917   $    279,564          686,035   $  7,075,446
Reinvested               3,400,120     27,898,873          622,264      6,490,858
Redeemed                (9,871,030)   (87,414,668)      (1,794,121)   (20,389,508)
Total                   (6,446,993)  $(59,236,231)        (485,822)  $ (6,823,204)



6. FOREIGN SECURITIES
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the United States government.

7. LIFE SCIENCES SECURITIES
   The Fund may focus its investments in certain related life sciences industries; hence, the Fund may subject itself to a greater degree of risk than a fund that is more diversified.

 Notes to Financial Statements

8. FUND REDEMPTION
   The investment practice of the Fund results in the active operation of the investment portfolio for discrete periods. The Fund has been in active operation from October 7, 1992 to September 21, 1995. On September 21,1995, the Fund redeemed all shares held based on the Fund's net asset value on that date. Cash was left in the Fund to satisfy liabilities outstanding as of the date of complete redemption. Shares of the Fund were held by persons who were investment advisory clients and employees of the Fund's Advisor. The ratios presented in the financial highlights table may not be representative of an actively traded fund.

Report of Independent Accountants

TO THE SHAREHOLDERS AND DIRECTORS OF
MANNING & NAPIER FUND, INC. - LIFE SCIENCES SERIES:

We have audited the accompanying statement of assets and liabilities of Manning & Napier's Fund, Inc. - Life Sciences Series, as of September 21, 1995 (date of complete redemption), and the related statement of operations for the period January 1, 1995 to September 21, 1995 (date of complete redemption), the statement of changes in net assets for the period then ended and for the year ended December 31, 1994, and the financial highlights for the period January 1, 1995 to September 21, 1995 (date of complete redemption) and for each of the two years in the period ended December 31, 1994 and for the period from October 7, 1992 (commencement of operations) to December 31, 1992.
 These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 21, 1995 (date of complete redemption) by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc. - Life Sciences Series as of September 21, 1995 (date of complete redemption), the results of its operations for the period January 1, 1995 to September 21, 1995 (date of complete redemption), the changes in its net assets for the period then ended and for the year ended December 31, 1994, and the financial highlights for the period January 1, 1995 to September 21, 1995 (date of complete redemption) and for each of the two years in the period ended December 31, 1994 and for the period October 7, 1992 (commencement of operations) to December 31, 1992, in conformity with generally accepted accounting principles.

As discussed in Note 8 of the financial statements of Manning & Napier Fund, Inc. - Life Sciences Series, all shares of this Fund were redeemed on September 21, 1995.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
December 8, 1995

                         Manning & Napier Fund, Inc.

                              TECHNOLOGY SERIES
                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

DEAR SHAREHOLDERS:

The Technology Series of the Manning & Napier Fund was able to take advantage of an exceptional year among technology stocks, earning a total return of 40.25% for the year, compared with a return of 37.59% for the S & P 500 for the year. While investors should be very pleased with this return, they should also recognize that 1995 was indeed an exceptional year both in the technology sector and the financial markets in general.

In the 1994 Annual Report and the Semi-Annual Report in June 1995, we highlighted our three major areas of focus: the computer client/server market, the consumer sector, and telecommunications infrastructure. Since June, we have reduced holdings in the first two areas and increased the portion of the Series invested in the telecommunications infrastructure.

Following strong returns of the Series in the first six months of 1995, we reduced the size of the Series position in our clients accounts at approximately the mid-year point. We decided to reduce exposure to the sector due to the large gains that had already been realized from many of the stocks that we owned. This defensive strategy proved successful given that many technology stocks faltered toward year-end.

Besides reducing the size of the Series, we also took a more defensive stance within the portfolio. We became especially negative on the near-term fundamentals of the semiconductor, personal computer, and related areas due primarily to the frothy nature of those stocks and our analysis of Windows 95.
 We came to the conclusion that the Windows 95 product cycle was going to come much slower than expected. Given the importance of the product to the aforementioned sectors of technology, we felt that a move away from those areas was prudent. We were able to put the money to work in other less popular sectors such as the telecommunications infrastructure, which was and we believe continues to be, undervalued.

Towards the end of the year, some of our larger positions reached prices at which our analysis showed them to be fairly valued, and, as a result, these stocks were sold. These sales left the Series with approximately 22% cash and cash equivalents. Given that we still have a positive view of technology and our belief that there are always opportunities in the sector, we will be looking to find good values in order to put the money to work in early 1996.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Technology Series from its inception (8/29/94) to present (12/31/95) as compared to the Standard & Poors (S&P) 500 Total Return Index.1



MANNING & NAPIER FUND, INC. - TECHNOLOGY SERIES


                                TOTAL RETURN
THROUGH     GROWTH OF $10,000                  AVERAGE
12/31/95        INVESTMENT       CUMULATIVE     ANNUAL

ONE YEAR    $           14,025         40.25%    40.25%
INCEPTION2  $           15,918         59.18%    41.38%





S&P 500 TOTAL RETURN INDEX


                                TOTAL RETURN
THROUGH     GROWTH OF $10,000                  AVERAGE
12/31/95        INVESTMENT       CUMULATIVE     ANNUAL

ONE YEAR    $           13,759         37.59%    37.59%
INCEPTION2  $           13,447         34.47%    24.68%



1The Standard and Poors (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market.
 S&P 500 Total Return Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from August 29, 1994, the Fund's most recent inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    S&P 500 Total
               Technology Series   Return Index

29-Aug-94*               10,000             10,000

30-Sep-94                10,040               9,775

31-Dec-94                11,350               9,773

31-Mar-95                12,400              10,725

30-Jun-95                14,736              11,749

30-Sep-95                15,723              12,683

31-Dec-95                15,918              13,447



* Inception date



Investment Portfolio - December 31, 1995

                                                              Value
                                                 Shares      (Note 2)


COMMON STOCK - 79.2%
COMMUNICATION EQUIPMENT - 33.3%
   ADC Telecommunications, Inc.*                   70,000  $ 2,555,000
   BroadBand Technologies, Inc.*                  130,000    2,112,500
   ECI Telecommunications Ltd.                    112,400    2,564,125
   Champion Technology Hldgs. (Note 6)          3,583,948      375,433
   General DataComm Industries, Inc.*             166,000    2,842,750
   General Instrument Corp.*                       76,000    1,776,500
   Motorola, Inc.                                  31,000    1,767,000
   Northern Telecom Ltd.                           86,800    3,732,400
                                                            17,725,708
COMPUTER EQUIPMENT - 6.1%
   Digital Equipment Corp.*                        42,600    2,731,725
   PSC, Inc.*                                      56,000      518,000
                                                             3,249,725
COMPUTER INTEGRATED SYSTEMS DESIGNS - 4.3%
   Parametric Technology Corp.*                    34,500    2,294,250

COMPUTER SOFTWARE - 22.8%
   Borland International, Inc.*                   140,000    2,310,000
   Informix Corp.*                                 98,300    2,949,000
   Oracle Corp.*                                   82,950    3,515,006
   Symantec Corp.*                                143,000    3,324,750
                                                            12,098,756
ELECTRONIC COMPONENTS - 4.0%
   Planar Systems, Inc.*                          112,000    2,142,000

PRINTING TRADES EQUIPMENT - 4.9%
   Scitex Corp Ltd.                               190,400    2,594,200

The accompanying notes are and integral part of the financial statements.

                                   B-81

Investment Portfolio - December 31, 1995

                                                              Value
                                                 Shares      (Note 2)

SPECIAL INDUSTRIAL INSTRUMENTS - 3.8%
   Measures Corp.                                  71,000  $ 2,005,750

TOTAL COMMON STOCK
   (Identified Cost $36,759,079)                            42,110,389

SHORT-TERM INVESTMENTS - 20.7%
   Federal Home Loan Note 1/4/96               $5,000,000    4,997,646
   Federal Home Loan Mortgage Corp. Discount
     Note 1/16/96                               6,000,000    5,985,900

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $10,983,546)                            10,983,546

INVESTMENTS - 99.9%
   (Identified Cost $47,742,625)                            53,093,935

OTHER ASSETS, LESS LIABILITIES - 0.1%                           53,108

NET ASSETS - 100%                                          $53,147,043



*Non-Income Producing Security



FEDERAL TAX INFORMATION:

At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $47,874,724 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost         $ 8,137,173

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value          (2,917,962)

Unrealized appreciation - net                                $ 5,219,211



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $47,742,625) (Note 2)  $53,093,935
Cash and cash equivalents                                          565,962
Dividends receivable                                                19,253
Prepaid expense                                                      3,438
TOTAL ASSETS                                                    53,682,588

LIABILITIES:
Accrued management fees (Note 3)                                    44,240
Accrued Directors' fees (Note 3)                                     1,813
Payable for securities purchased                                   441,250
Audit fee payable                                                   22,728
Registration and filing fees payable                                15,507
Payable for fund shares redeemed                                     2,142
Other payables and accrued expenses                                  7,865
TOTAL LIABILITIES                                                  535,545

NET ASSETS FOR 4,963,313 SHARES
   OUTSTANDING                                                 $53,147,043

NET ASSETS CONSIST OF:
Capital stock                                                  $    49,634
Additional paid-in-capital                                      45,374,674
Undistributed net investment income                                 37,295
Accumulated net realized gain on investments                     2,334,128
Net unrealized appreciation on investments and other assets      5,351,312

TOTAL NET ASSETS                                               $53,147,043

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE  PER SHARE
   ($53,147,043/4,963,313 SHARES)                              $     10.71



The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Dividends                                                  $   306,385
Interest                                                       390,061
Total Investment Income                                        696,446

EXPENSES:
Management fees (Note 3)                                       557,701
Directors fees (Note 3)                                          6,792
Audit fee                                                       20,000
Registration and filing fees                                    19,059
Custodian fees                                                  15,525
Miscellaneous                                                    6,351
Total Expenses                                                 625,428

NET INVESTMENT INCOME                                           71,018

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments  (identified cost basis)   19,400,886
Net change in unrealized appreciation on investments          (268,944)
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                               19,131,942

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $19,202,960



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets


                                                                           For the Period 8/29/94
                                                              For the         (recommencement
                                                            Year Ended         of operations)
                                                             12/31/95           TO 12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                      $     71,018   $               (60,819)
Net realized gain on investments                             19,400,886                   384,233
Net change in unrealized appreciation
   (depreciation) on investments                               (268,944)                5,620,256
Net increase in net assets from operations                   19,202,960                 5,943,670

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                      (33,723)                        -
From net realized gains                                     (17,390,172)                        -
Total distributions to shareholders                         (17,423,895)                        -

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase (decrease) in net assets from capital share
   transactions (Note 5)                                       (561,295)               45,985,603

Net increase in net assets                                    1,217,770                51,929,273

NET ASSETS:
Beginning of period                                          51,929,273                         -
End of period (including undistributed net investment
   income of $37,295 and $0, respectively)                 $ 53,147,043   $            51,929,273



The accompanying notes are an integral part of the financial statements.
                                  B-85



Financial Highlights


                                                 For the      For the Period    For the Period     For the       For the
                                                Year Ended      8/29/94(1)        1/1/92 to       Year Ended    Year Ended
                                                 12/31/95      to 12/31/94        5/11/92(2)       12/31/91      12/31/90

Per share data (for a share outstanding
throughout each period)*

Net asset value-Beginning of period            $     11.35   $       10.00(3)  $         10.25   $      8.00   $      9.41

Income from investment operations:
   Net investment income (loss)                      0.018            (0.013)            0.010        (0.040)        0.020
   Net realized and unrealized
     gain (loss) on investments                      4.515             1.363             1.530         2.930        (0.830)
Total from investment  operations                    4.533             1.350             1.540         2.890        (0.810)

Less distributions declared to shareholders:
   From net investment  income                      (0.010)                -                 -             -        (0.030)
   From net realized gain on investment             (5.163)                -            (1.940)       (0.640)       (0.570)
   Redemption of capital                                 -                 -            (9.850)            -             -
Total distributions declared to shareholders        (5.173)                -           (11.790)       (0.640)       (0.600)

Net asset value - End of period                $     10.71   $         11.35   $          0.00   $     10.25   $      8.00

Total Return(4):                                     40.25%             13.5%              -(5)         36.1%        (8.9)%

Ratios of expenses (to average  net assets)/
   Supplemental Data:
   Expenses                                           1.12%          1.32%(6)       1.35%(6)(5)         1.13%         1.14%
   Net Investment Income (loss)                       0.13%        (0.40)%(6)       0.20%(6)(5)       (0.33)%      0.20%(7)

Portfolio Turnover                                     107%                5%                0%            4%           25%

Average Commission Rate Paid                   $    0.0156                 -                 -             -             -

Net assets - End of period
   (000's omitted)                             $    53,147   $        51,929                 -   $     5,594   $     5,835

*The investment practice of the Fund results in the active operation of the investment portolio for discrete periods. The Fund was in active operation from November 4, 1988 to May 11, 1992. On May 11, 1992, the Fund redeemed all shares held. The Fund recommenced investment operations on August 29, 1994.

1Recommencement of operations.

2Date of complete redemption.

3Initial offering price upon recommencement of operations on August 29, 1994.

4Total return represents aggregate total return for the period indicated.

5The Fund ceased investment operations on May 11, 1992; therefore, ratios and total return would not be representative of an actively operating fund.

6Annualized

7Investment income per share is comprised of recurring dividends and interest income which amounted to $.07 per share and special dividends from Bell Industries and Tempest Technologies, Inc.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Technology Series (the "Fund") is a no-load non-diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to clients and employees of Manning &
   Napier Advisors, Inc. (the "Advisor") and its affiliates. The investment practice of the Fund results in the active operation of the investment portfolio for discrete periods. As of December 31, 1995, the Fund has been in active operation from November 4, 1988 to May 11, 1992 and from August 29, 1994 to December 31, 1995. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 20 million have been designated as Technology Series Class D Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

Notes to Financial Statements

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   FOREIGN CURRENCY TRANSLATION
   The accounting records of the Fund are maintained in U.S. dollars.
   Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

   Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately stated.

Notes to Financial Statements

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
   The Fund may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

   At December 31, 1995, the Fund had no open foreign currency exchange contracts.

   OPTION CONTRACTS
   The Fund may write (sell) or buy call or put options on securities and other financial instruments. When the Fund writes a call, the Fund gives the purchaser the right to buy the underlying security from the Fund at the price specified in the option contract (the "exercise price") at any time
   during the option period.   When the Fund writes a put option, the Fund
   gives the purchaser the right to sell to the Fund the underlying security at the exercise price at any time during the option period. The Fund will only write options on a "covered basis." This means that the Fund will own the underlying security when the Fund writes a call or the Fund will put aside cash, U.S. Government securities, or other liquid assets in the amount not less than the exercise price at all times the put option is outstanding.


   When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the
   option.   The current market value of the option is the closing price or, in the absence of a closing price, the bid price.

   If a written option expires on its stipulated expiration date or if the
   Fund enters into a closing transaction, a gain or loss is realized on the contract. When a gain or loss is realized, the liability related to such option contract is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the premium received from the option is added to proceeds from the sale of the underlying security thereby increasing the gain or decreasing the loss from the sale of the underlying security. If a written put option is exercised, the cost of the underlying security purchased by the Fund will be decreased by the premium originally received.

   The Fund may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently marked-to-market to reflect the current market value of the option. The current market value of the option is the closing price or, in the absence of a closing price, the bid price.

Notes to Financial Statements

   OPTION CONTRACTS (continued)

   If an option the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercised a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such a sale are decreased by the premium originally paid.

   The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for option contracts for the year ended December 31, 1995 are as follows:


                                          WRITTEN CALL OPTIONS              PURCHASED PUT OPTIONS
                                         ---------------------             ----------------------
                                         SHARES           AMOUNT            SHARES            AMOUNT
                                  ---------------------  ---------  ----------------------  ----------


Balance at December 31, 1994                         0   $      0                       0   $       0
Options entered into during 1995                  (256)   (37,943)                    440     749,760
Options expired during 1995                          0          0                    (440)   (749,760)
Options exercised during 1995                      256     37,943                       0           0
Balance at December 31, 1995                         0   $      0                       0   $       0



3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $557,701 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor has agreed that, in any fiscal year, if the expenses of the Fund (including the advisory fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the limits set by applicable regulation of state securities commissions, the Advisor will reduce its fee by the amount of such excess.

Notes to Financial Statements

    The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. These services are provided at no additional cost to the Fund.

    Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

    The compensation of the non-affiliated Directors totaled $6,792 for the year ended December 31, 1995.

4.  PURCHASES AND SALES OF SECURITIES
    Purchases and sales of securities, other than short-term securities, were $51,042,907 and $78,279,548, respectively, for the year ended December 31, 1995.

5.  CAPITAL STOCK TRANSACTIONS


Transactions in shares of Technology Series Class D Common Stock were:


                     Fot the Year                      For the Period
                    Ended 12/31/95                   8/29/94 TO 12/31/94
                Shares        Amount                  Shares          Amount
            ---------------  --------------  --------------------  ------------


Sold             1,415,392   $  17,145,335             4,627,553   $46,536,910
Reinvested       1,612,684      17,272,178                     -             -
Redeemed        (2,641,988)    (34,978,808)              (50,328)     (551,307)
Total              386,088   $    (561,295)            4,577,225   $45,985,603



6. FOREIGN SECURITIES
   Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the United States government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the United States government.

7. TECHNOLOGY SECURITIES
   The Fund may focus its investments in certain related technology industries; hence, the Fund may subject itself to a greater degree of risk than a fund that is more diversified.

Report of Independent Accountants

To the Shareholders and Directors of
Manning & Napier Fund, Inc. - Technology Series:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc. - Technology Series including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period August 29, 1994 (Recommencement of Operations) to December 31, 1994, and the financial highlights for each of the periods indicated in the financial highlights table herein. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc. - Technology Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period August 29, 1994 (Recommencement of Operations) to December 31, 1994, and the financial highlights for each of the periods indicated in the financial highlights table herein, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
January 26, 1996

                        Manning & Napier Fund, Inc.

                          BLENDED ASSET SERIES I
                               Annual Report
                             December 31, 1995

Management Discussion and Analysis


DEAR SHAREHOLDERS:

1995 was a year that put smiles on many investors faces as both the stock and bond markets had the best returns in many years. The slower growth, non-inflationary environment helped to spur bond prices higher, as interest rates declined. Corporate earnings rose at a slower rate in the second half of the year than they had in the first six months, but it was enough to keep the equity markets in a general upward trend. One explanation for the strong financial returns in the United States is that the U.S. appeared to be the safe haven when one considers the Mexican currency crisis and the declines in many international markets at the end of 1994.

As we look to 1996, we expect the recent monetary easing by the major developed countries to encourage economic growth. Emerging markets have been making tough policy decisions throughout 1995 bringing some economies to recession levels, but fostering the trust that is needed for long-term investors. This positive environment is being reflected in the world financial markets.

We believe the positive macro environment - slow growth and low inflation - is likely to continue. Furthermore, the great budget debate has come down to not whether we will balance the budget, but how. Finally, there is the growing emphasis on the need to increase the savings rate. All of these big picture factors lead us to a constructive view for investors. However, all of this must be looked at in the context of a market that is trading near all time highs. It is clear to us that individual security selection will become more important going forward.

In our stock selection process we use fundamental analysis to find companies that fit our strategies and whose stocks we believe represent good value. While we do not deliberately concentrate our investments in specific sectors of a market, it is often the case that prices of whole sectors will become attractive investment situations at the same time. Technology, healthcare, transportation, and utilities experienced strong returns in 1995, and the Series portfolio had exposure to all of them. Guided by our pricing strategies, we sold equities as the year progressed. For example, we reduced exposure to the technology sector at mid-year as many of these stocks attained what our analysis showed to be fair value. We selected some consumer-related stocks in smaller position-sizes during this period as they met our pricing criteria. These consumer companies have either strong international profiles or particular domestic strength in an industry that is expected to consolidate.

While many investors pay careful attention to the stocks in their portfolio, academic studies have shown that an even more important factor in investment returns is getting the asset allocation (i.e., the mixture of stocks, bonds, and cash) correct. We feel that the best way to adjust your asset allocation is to continually search for the best investment opportunities - whether in stocks, bonds, or cash - and invest accordingly. If there are many stocks that meet our strategies, we will tend to have a higher percentage of our portfolio in stocks; the bond portion of the portfolio is also a reflection of what the values are in the market. If our opinion is that the markets, in general, are not overflowing with values, we will tend to keep more of the fund in cash and cash equivalents awaiting better opportunities.

As we have previously discussed, our asset allocation had become increasingly conservative as the market rose through the latter half of 1995. We begin 1996 poised to capture opportunities that we believe will come to the surface as investors begin to reconcile the stock market at new highs with signs of a slowing economy. We will evaluate these opportunities - as we always have - stock-by-stock and bond-by-bond, using the short-term fluctuations in the market as a buying opportunity.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Asset Allocation

Bond - 61%
Stocks - 25%
Cash & Equivalents - 14%

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc.- Blended Asset Series I from its inception (9/15/93) to present (12/31/95) as compared to the Lehman Brothers Intermediate Bond Index and a Balanced Index.1



Manning & Napier Fund, Inc.
Blended Asset Series I


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    12,108         21.08%    21.08%
Inception2  $    12,123         21.23%     8.75%




Lehman Brothers
Intermediate Bond Index


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    11,533         15.33%    15.33%
Inception2  $    11,347         13.47%     5.66%


Balanced Index


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    11,273         12.73%    12.73%
Inception2  $    12,150         21.50%     8.85%


1The Lehman Intermediate Bond Index is a market value weighted measure of approximately 3,250 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Balanced Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. Both Indices' returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Indices performance numbers are calculated from September 15, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.


[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Lehman Brothers
               Blended Asset       Intermediate Bond
               Series I                 Index          Balanced Index

15-Sep-93*          10,000              10,000              10,000

31-Dec-93           10,092              10,032              10,078

30-Jun-94            9,671               9,770               9,791

31-Dec-94           10,012               9,838               9,982

30-Jun-95           11,578              10,783              10,254

31-Dec-95           12,123              11,347              12,150



* Inception date


INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                                           Value
                                                              Shares     (Note 2)
COMMON STOCK - 25.40%

Air Transportation - 2.04%
   Federal Express Corp.*                                        2,625  $  193,922

Amusement & Recreational Services - 0.04%
   Mountasia Entertainment International, Inc.*                    700       3,369

Apparel - 2.40%
   VF Corp.                                                      4,325     228,144

Business Services - 0.99%
   Employment Services - 0.06%
      Barrett Business Services, Inc.*                             375       5,531

   Software - 0.93%
      Black Box Corp.*                                             525       8,597
      Borland International, Inc.*                               1,700      28,050
      Caere Corp.*                                                 325       2,315
      Electronic Arts, Inc.*                                       300       7,837
      Informix Corp.*                                              150       4,500
      Oracle Corp.*                                                150       6,356
      Parametric Technology Corp.*                                  75       4,988
      Symantec Corp.*                                            1,125      26,156
                                                                            88,799
                                                                            94,330
Chemicals & Allied Products - 0.56%
   Alliance Pharmaceutical Corp.*                                1,100      14,987
   International Specialty Products, Inc.                        3,550      38,606
                                                                            53,593
Communications - 3.49%
   Radio Broadcasting Stations - 0.02%
      Children's Broadcasting Corp.*                               275       1,719

The accompanying notes are an integral part of the financial statements.

                                   B-96

INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                                           Value

                                                             Shares     (Note 2)

Communications (continued)
  Telephone Communications - 3.47%
      BCE, Inc.                                                  3,650  $  125,925
      Cable & Wireless Plc. - ADR                                5,000     105,625
      Telefonica de Espana - ADR                                 2,350      98,406
                                                                           329,956
                                                                           331,675
Crude Petroleum & Natural Gas - 0.07%
   Mesa, Inc.*                                                   1,825       6,844

Educational Services - 0.16%
   Westcott Communications, Inc.*                                1,125      15,469

Electronics & Electrical Equipment - 3.66%
   Electronic Components - 0.10%
      Planar Systems, Inc.*                                        500       9,563

   Household Appliances - 2.37%
     Sunbeam Corporation, Inc.                                   5,700      86,925
     Whirlpool Corp.                                             2,600     138,450
                                                                           225,375
   Lighting Equipment - 0.15%
      Coleman Company, Inc.*.                                      400      14,050

   Telecommunication Equipment - 1.04%
      ADC Telecommunications, Inc.*                                100       3,650
      BroadBand Technologies, Inc.*                                850      13,812
      ECI Telecommunications Ltd.                                  175       3,992
      General DataComm Industries, Inc.*                         1,350      23,119
      General Instrument Corp.*                                  1,975      46,166
      Motorola, Inc.                                                50       2,850
      Northern Telecom Ltd.                                        125       5,375
                                                                            98,964
                                                                           347,952

Engineering Services - 0.49%
   Jacobs Engineering Group, Inc.*                               1,875      46,875

The accompanying notes are an integral part of the financial statements.

                                   B-97

INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                                           Value
                                                              Shares     (Note 2)


Fabricated Metal Products - 0.35%
    Keystone International, Inc.                                   700  $   14,000
   Material Sciences Corp.*                                      1,100      16,362
   Medalist Industries*                                            600       3,600
                                                                            33,962
Food - 0.06%
   J & J Snack Foods Corp.*                                        300       3,300
   Grist Mill Co.*                                                 275       2,028
                                                                             5,328
Glass Products - 1.28%
   Corning, Inc.                                                 3,725     119,200
   Libbey, Inc.                                                    125       2,812
                                                                           122,012
Health Services - 2.35%
   Doctors Offices & Clinics - 1.97%
      Caremark International, Inc.                              10,100     183,063
      Coastal Physician Group, Inc.*                               350       4,725
                                                                           187,788
   Home Health Care Services - 0.23%
      Health Management, Inc.*                                   1,425      18,881
      Quantum Health Resources, Inc.*                              300       2,944
                                                                            21,825
   Hospitals - 0.13%
      Rehabcare Corp.*                                             625      12,031

   Specialty Outpatient Services - 0.02%
      U.S. Physical Therapy, Inc.*                                 175       2,013
                                                                           223,657
Industrial & Commercial Machinery - 0.26%
   Computer Peripheral Equipment - 0.12%
      Digital Equipment Corp.*                                      75       4,809
      PSC, Inc.*                                                   675       6,244
                                                                            11,053
The accompanying notes are an integral part of the financial statements.

                                   B-98


INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                                           Value
                                                              Shares     (Note 2)


Industrial & commercial Machinery (continued)
   Printing Trades Equipment - 0.14%
      Scitex Corp.                                               1,000  $   13,625
                                                                            24,678
Office & Business Equipment - 0.15%
   BT Office Products International, Inc.*                         900      14,400

Plastic Products - 0.12%
   Carlisle Plastics, Inc.*                                        625       2,812
   Sun Coast Industries, Inc.*                                   1,225       8,269
                                                                            11,081
Primary Metal Industries - 0.16%
   American Superconductor Corp.*                                  400       5,800
   Gibraltar Steel Corp.*                                          750       9,094
                                                                            14,894
Printing & Publishing - 0.04%
   Playboy Enterprises, Inc. - Class A*                            225       1,969
   Playboy Enterprises, Inc. - Class B*                            250       2,094
                                                                             4,063
Restaurants - 0.09%
   Quantum Restaurant Group, Inc.*                                 800       9,000

Retail - 4.24%
   Retail Home Furnishing Stores - 0.17%
      Pier 1 Imports, Inc.                                       1,463      16,642

   Retail - Shoe Stores - 0.84%
      Brown Group, Inc.                                          5,650      80,513

   Retail Specialty Stores - 3.11%
      Fabri-Centers of America - Class A*                          750       9,937
      Fabri-Centers of America - Class B*                          750       8,062
      Fingerhut Companies, Inc.                                 10,425     144,647
      Gander Mountain, Inc.*                                       650       4,306
      Hancock Fabrics, Inc.                                      6,100      54,900
      Michaels Stores, Inc.*                                     5,375      73,906
                                                                           295,758

The accompanying notes are an integral part of the financial statements.

                                   B-99


INVESTMENT PORTFOLIO - DECEMBER 31, 1995

                                                             Shares/
                                                            Principal     Value
                                                              Amount     (Note 2)

Retail (continued)
   Retail Variety Stores - 0.12%
      Family Dollar Stores, Inc.                                   800  $   11,000
                                                                           403,913
Shoes - 0.10%
   Wolverine World Wide, Inc.                                      300       9,450

Social Services - 0.01%
   Childrens Discovery Centers of America, Inc.*                   150         769

Technical Instruments & Supplies - 2.23%
   Industrial Instruments - 0.09%
      Measurex Corp.                                               300       8,475

   Photographic Equipment & Supplies - 2.08%
      Eastman Kodak Co.                                          2,950     197,650

   Surgical & Medical Instruments - 0.06%
      Allied Healthcare Products, Inc.                             125       2,000
      SpaceLabs Medical, Inc.*                                     150       4,313
                                                                             6,313
                                                                           212,438
Textiles - 0.06%
   Fieldcrest Cannon, Inc.*                                        350       5,819

TOTAL COMMON STOCK
   (Identified Cost $2,459,855)                                          2,417,637


U.S. TREASURY SECURITIES - 69.94%

   U.S. Treasury Bonds - 15.43%
      U.S. Treasury Bond, 7.25%, 5/15/16                        45,000      51,384
      U.S. Treasury Bond, 7.50%, 11/15/24                    1,180,000   1,417,475
   Total U.S. Treasury Bonds
   (Identifed Cost $1,240,014)                                           1,468,859

The accompanying notes are an integral part of the financial statements.

                                   B-100

INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                            Principal     Value
                                                              Amount     (Note 2)

U.S. Treasury Securities (continued)

   U.S. Treasury Notes - 53.99%
      U.S. Treasury Note, 6.125%, 7/31/96                      945,000  $  949,725
      U.S. Treasury Note, 6.50%, 4/30/97                       250,000     254,219
      U.S. Treasury Note, 5.375%, 11/30/97                   1,200,000   1,203,750
      U.S. Treasury Note, 6.875%, 8/31/99                      450,000     472,781
      U.S. Treasury Note, 7.75%, 12/31/99                       20,000      21,713
      U.S. Treasury Note, 7.125%, 2/29/00                    1,775,000   1,890,375
      U.S. Treasury Note, 6.50%, 5/15/05                       325,000     346,328
   Total U.S. Treasury Notes
   (Identified Cost $5,044,892)                                          5,138,891

   U.S. Treasury Bills - 0.52%
      U.S. Treasury Bill, 1/11/96 (Identified Cost $49,958)     50,000      49,958

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $6,334,864)                                          6,657,708

U.S. GOVERNMENT AGENCIES - 1.03%
   Mortgage Backed Securities
      GNMA Pool #174225, 9.50%, 8/15/16                          6,028       6,467
      GNMA Pool #385753, 9.00%, 7/15/24                         86,525      91,636
TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $96,091)                                                98,103

The accompanying notes are an integral part of the financial statements.

                                   B-101

INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                                                          Value
                                                              Shares     (Note 2)



SHORT-TERM INVESTMENTS - 3.10%
   Dreyfus U.S. Treasury Money Market Reserves
   (Identified Cost $294,979)                                  294,979  $  294,979

TOTAL INVESTMENTS - 99.47%
   (Identified Cost $9,185,789)                                          9,468,427

OTHER ASSETS, LESS LIABILITIES - 0.53%                                      50,068

NET ASSETS - 100%                                                       $9,518,495

* Non-income producing security




Federal Tax Information:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $9,192,228 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $ 495,253

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value           (219,054)

Unrealized appreciation - net                                $ 276,199




   The accompanying notes are an integral part of the financial statements.


STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995



ASSETS:
Investments, at value  (Identified cost $9,185,789) (Note 2)  $9,468,427
Cash                                                              49,755
Interest receivable                                              101,869
Dividends receivable                                               6,197
Prepaid expense                                                      336
TOTAL ASSETS                                                   9,626,584

LIABILITIES:
Accrued management fees (Note 3)                                  21,543
Accrued Directors' fees (Note 3)                                   1,813
Transfer agent fees payable (Note 3)                                 191
Payable for fund shares redeemed                                  70,130
Audit fee payable                                                 12,371
Other payables and accrued expenses                                2,041
TOTAL LIABILITIES                                                108,089

NET ASSETS FOR 888,146 SHARES OUTSTANDING                     $9,518,495

NET ASSETS CONSIST OF:
Capital stock                                                 $    8,882
Additional paid - in - capital                                 9,193,923
Accumulated net realized gains on investments                     33,052
Net unrealized appreciation on investments                       282,638
TOTAL NET ASSETS                                              $9,518,495

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE  PER SHARE
($9,518,495/888,146 shares)                                   $    10.72


The accompanying notes are an integral part of the financial statements.


Statement of Operations

For the Year Ended December 31, 1995


INVESTMENT INCOME
Interest                                                  $  294,411
Dividends                                                     44,454
Total Investment Income                                      338,865

EXPENSES:
Management fees (Note 3)                                      69,950
Directors fees (Note 3)                                        6,875
Transfer agent fees (Note 3)                                   1,679
Audit fee                                                     14,625
Custodian fees                                                 7,480
Registration and filing fees                                   6,384
Miscellaneous                                                    354
Total Expenses                                               107,347

Less Waiver of Expenses (Note 3)                             (23,407)

Net Expenses                                                  83,940

NET INVESTMENT INCOME                                        254,925

REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
Net realized gain on investments (identified cost basis)     608,702
Net change in unrealized appreciation on investments         341,625
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                            950,327

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $1,205,252

The accompanying notes are an integral part of the financial statements.


Statement of Changes in Net Assets


                                                           For the       For the
                                                          Year Ended    Year Ended
                                                           12/31/95      12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                    $   254,925   $    88,876
Net realized gain on investments                             608,702        18,293
Net change in unrealized appreciation (depreciation)
   on investments                                            341,625       (59,823)
Net increase in net assets from operations                 1,205,252        47,346

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                  (254,925)      (88,431)
In excess of net investment income                            (3,886)            -
From net realized gains                                     (564,923)      (18,074)
In excess of net realized gains                                    -        (3,332)
Total distributions to shareholders                         (823,734)     (109,837)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (Note 5)                                   4,617,621     4,106,508

Net increase in net assets                                 4,999,139     4,044,017

NET ASSETS:

Beginning of period                                        4,519,356       475,339

End of period  (including undistributed net investment
income of $0 and $665, respectively)                     $ 9,518,495   $ 4,519,356


The accompanying notes are an integral part of the financial statements.


Financial Highlights



                                                                                 For the Period 9/15/93
                                                      For the       For the         (commencement of
                                                     Year Ended    Year Ended        operations) to
                                                      12/31/95      12/31/94            12/31/93
Per share data ( for a share outstanding
throughout each period):

Net asset value -- Beginning of period              $      9.72   $     10.05   $                 10.00

Income from investment operations:
   Net investment income                                  0.342         0.200                     0.045
   Net realized and unrealized gain (loss) on
     investments                                          1.698        (0.280)                    0.045
Total from investment operations                          2.040        (0.080)                    0.090

Less distributions declared to shareholders:
   From net investment income                            (0.342)       (0.203)                   (0.040)
   In excess of net investment income                    (0.005)            -                         -
   From net realized gains on investments                (0.693)       (0.040)                        -
   In excess of net realized gains                            -        (0.007)                        -
Total distributions declared to shareholders             (1.040)       (0.250)                   (0.040)

Net asset value  -  End of period                   $     10.72   $      9.72   $                 10.05

Total return1                                             21.08%       (0.80)%                     0.93%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                             1.20%**        1.20%*                   1.20%2*
   Net investment income                                3.64%**        3.40%*                   2.47%2*

Portfolio turnover                                           72%           45%                        1%

Average commission rate paid                        $    0.0689             -                         -

Net Assets - End of period  (000's omitted)         $     9,518   $     4,519   $                   475

*The investment advisor did not impose its management fee and paid a portion of the Funds expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that required by state securities law.
**The investment advisor waived a portion of its management fee.

If the full expenses had been incurred by the Fund in either instance above, the net investment income per share and the ratios would be as follows:


Net investment income                               $     0.311   $   0.124     $                 0.021
Ratios (to average net assets):
   Expenses                                               1.53%       2.50%                      2.50%2
   Net Investment Income                                  3.31%       2.10%                      1.17%2

1Represents aggregate total return for the period indicated.
2Annualized.

   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
   Blended Asset Series I (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Blended Asset Series I Class K Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

NOTES TO FINANCIAL STATEMENTS

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $130,574 as capital gain dividends for the year ended December 31, 1995.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $69,950 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $1,679 for the year ended December 31, 1995.

NOTES TO FINANCIAL STATEMENTS

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $23,407, which is reflected as a reduction of expenses on the statement of operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,875 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $8,534,833 and $4,351,162, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS


   Transactions in shares of Blended Asset Series I Class K Common Stock were:


             For the Year                  For the Year
            Ended 12/31/95                Ended 12/31/94
                Shares         Amount         Shares         Amount
            ---------------  -----------  ---------------  -----------


Sold               406,586   $4,437,737          481,619   $4,726,025
Reinvested          75,731      811,707           11,251      109,832
Redeemed           (58,913)    (631,823)         (75,443)    (729,349)
Total              423,404   $4,617,621          417,427   $4,106,508


6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund at December 31, 1995.

Independent Auditors' Report

To the Directors of Manning & Napier Fund, Inc.
and Shareholders of Blended Asset Series I:


We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Blended Asset Series I (one of the series constituting Manning & Napier Fund, Inc.) as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended
December 31, 1995 and 1994, and the financial highlights for each of the years in the three year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31,1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Blended Asset series I at December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
FEBRUARY 2, 1996

                         Manning & Napier Fund, Inc.

                           BLENDED ASSET SERIES II
                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

Dear Shareholders:

1995 was a year that put smiles on many investors faces as both the stock and bond markets had the best returns in many years. The slower growth, non-inflationary environment helped to spur bond prices higher, as interest rates declined. Corporate earnings rose at a slower rate in the second half of the year than they had in the first six months, but it was enough to keep the equity markets in a general upward trend. One explanation for the strong financial returns in the United States is that the U.S. appeared to be the safe haven when one considers the Mexican currency crisis and the declines in many international markets at the end of 1994.

As we look to 1996, we expect the recent monetary easing by the major developed countries to encourage economic growth. Emerging markets have been making tough policy decisions throughout 1995 bringing some economies to recession levels, but fostering the trust that is needed for long-term investors. This positive environment is being reflected in the world financial markets.

We believe the positive macro environment - slow growth and low inflation - is likely to continue. Furthermore, the great budget debate has come down to not whether we will balance the budget, but how. Finally, there is the growing emphasis on the need to increase the savings rate. All of these big picture factors lead us to a constructive view for investors. However, all of this must be looked at in the context of a market that is trading near all time highs. It is clear to us that individual security selection will become more important going forward.

In our stock selection process we use fundamental analysis to find companies that fit our strategies and whose stocks we believe represent good value. While we do not deliberately concentrate our investments in specific sectors of a market, it is often the case that prices of whole sectors will become attractive investment situations at the same time. Technology, healthcare, transportation, and utilities experienced strong returns in 1995, and the Series portfolio had exposure to all of them. Guided by our pricing strategies, we sold equities as the year progressed. For example, we reduced exposure to the technology sector at mid-year as many of these stocks attained what our analysis showed to be fair value. We selected some consumer-related stocks in smaller position-sizes during this period as they met our pricing criteria. These consumer companies have either strong international profiles or particular domestic strength in an industry that is expected to consolidate.

While many investors pay careful attention to the stocks in their portfolio, academic studies have shown that an even more important factor in investment returns is getting the asset allocation (i.e., the mixture of stocks, bonds, and cash) correct. We feel that the best way to adjust your asset allocation is to continually search for the best investment opportunities - whether in stocks, bonds, or cash - and invest accordingly. If there are many stocks that meet our strategies, we will tend to have a higher percentage of our portfolio in stocks; the bond portion of the portfolio is also a reflection of what the values are in the market. If our opinion is that the markets, in general, are not overflowing with values, we will tend to keep more of the fund in cash awaiting better opportunities.

As we have previously discussed, our asset allocation had become increasingly conservative as the market rose through the latter half of 1995. We begin 1996 poised to capture opportunities that we believe will come to the surface as investors begin to reconcile the stock market at new highs with signs of a slowing economy. We will evaluate these opportunities - as we always have - stock-by-stock and bond-by-bond, using the short-term fluctuations in the market as a buying opportunity.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Asset Allocation

Bond - 41%
Stocks - 46%
Cash & Equivalents - 13%

PERFORMANCE UPDATE AS OF DECEMBER 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Blended Asset Series II from its inception (10/12/93) to present (12/31/95) as compared to the Lehman Brothers Intermediate Bond Index and a Balanced Index.1



Manning & Napier Fund, Inc.
Blended Asset Series II


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    13,264         32.64%    32.64%
Inception2  $    13,707         37.07%    15.25%






Lehman Brothers Intermediate Bond Index


                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    11,533         15.33%    15.33%
Inception2  $    11,261         12.61%     5.49%





Balanced Index

                         Total Return
             Growth of
Through       $10,000                   Average
12/31/95    Investment    Cumulative     Annual

One Year    $    12,778         27.78%    27.78%
Inception2  $    12,747         27.47%    11.74%


1The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,250 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Balanced Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The Lehman Brothers Aggregate Bond Index is a market valued weighted measure of approximately 5,355 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. Both Indices' returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Indices performance numbers are calculated from October 12, 1993, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Lehman Brothers
               Blended Asset       Intermediate Bond
               Series II           Index               Balanced Index

12-Oct-93*          10,000                   10,000         10,000

31-Dec-93            9,982                    9,956         10,056

30-Jun-94            9,662                    9,695          9,691

31-Dec-94           10,333                    9,764          9,976

30-Jun-95           12,621                   10,701         11,551

31-Dec-95           13,707                   11,261         12,747



* Inception date



Investment Portfolio - December 31, 1995

                                                                          Value
                                                             Shares      (Note 2)

COMMON STOCK - 45.75%

Air Transportation - 4.62%
   Air Courier Services - 3.34%
   Federal Express Corp.*                                       9,275  $   685,191

   Air Transportation, Scheduled Services - 1.28%
   AMR Corp.*                                                   3,550      263,587
                                                                           948,778

Amusement & Recreational Services - 0.04%
   Mountasia Entertainment International, Inc.*                 1,675        8,061

Apparel - 2.82%
   VF Corp.                                                    10,975      578,931

Business Services - 1.24%
   Employment Services - 0.05%
   Barrett Business Services, Inc.*                               725       10,694

   Software - 1.19%
   Black Box Corp.*                                             1,100       18,013
   Borland International, Inc.*                                 4,100       67,650
   Caere Corp.*                                                   875        6,234
   Electronic Arts, Inc.*                                         500       13,063
   Informix Corp.*                                                700       21,000
   Oracle Corp.*                                                  750       31,781
   Parametric Technology Corp.*                                   250       16,625
   Symantec Corp.*                                              2,975       69,169
                                                                           243,535
                                                                           254,229
Chemicals & Allied Products - 1.86%
   Biological Products - 0.58%
   Alliance Pharmaceutical Corp.*                               8,075      110,022
   Human Genome Sciences, Inc.*                                   225        8,606
                                                                           118,628

The accompanying notes are an integral part of the financial statements.

                                   B-114

Investment Portfolio - December 31, 1995

                                                                          Value
                                                             Shares      (Note 2)


Chemical & Allied Products (continued)
   Household Products - 0.86%
   Procter & Gamble Co.                                         2,125  $   176,375

   Industrial Organic Chemicals - 0.37%
   International Specialty Products, Inc.                       7,025       76,397

   Pharmaceutical Preparation - 0.05%
   Penederm, Inc.*                                                925       10,522
                                                                           381,922
Communications - 5.55%
   Television and Radio Broadcasting Stations - 0.02%
   Children's Broadcasting Corp.*                                 625        3,906

   Telephone Communications - 5.53%
   BCE, Inc.                                                    6,650      229,425
   Cable & Wireless Plc. - ADR                                 12,600      266,175
   NYNEX Corp.                                                  8,400      453,600
   Telefonica de Espana - ADR                                   4,450      186,344


                                                                         1,135,544
                                                                         1,139,450
Crude Petroleum & Natural Gas - 3.66%
   Burlington Resources, Inc.                                  10,050      394,463
   Mesa, Inc*.                                                  3,775       14,156
   Seagull Energy Corp.*                                       15,350      341,537
                                                                           750,156
Educational Services - 0.16%
   Westcott Communications, Inc.*                               2,350       32,312

Electronics & Electrical Equipment - 7.71%
   Electronic Components - 0.14%
   Planar Systems, Inc.*                                        1,450       27,731

   Household Applicances - 3.01%
   Sunbeam Corporation, Inc.                                   21,900      333,975
   Whirlpool Corp.                                              5,325      283,556
                                                                           617,531

The accompanying notes are an integral part of the financial statements.

                                   B-115

Investment Portfolio - December 31, 1995

                                                                          Value
                                                             Shares      (Note 2)

Electronics & Electrical Equipment (continued)
   Lighting Equipment - 1.62%
   Coleman Company, Inc.*                                         800  $    28,100
   Raychem Corp.                                                5,350      304,281
                                                                           332,381
   Telecommunication Equipment - 2.94%
   ADC Telecommunications, Inc.*                                  200        7,300
   BroadBand Technologies, Inc.*                                2,075       33,719
   ECI Telecommunications Ltd.                                    925       21,102
   General DataComm Industries, Inc.*                           2,725       46,666
   General Instrument Corp.*                                   20,125      470,422
   Motorola, Inc.                                                 225       12,825
   Northern Telecom Ltd.                                          250       10,750
                                                                           602,784
                                                                         1,580,427
Engineering Services - 0.37%
   Jacobs Engineering Group, Inc.*                              3,000       75,000

Fabricated Metal Products - 0.33%
   Keystone International, Inc.                                 1,400       28,000
   Material Sciences Corp.*                                     2,275       33,841
   Medalist Industries*                                         1,100        6,600
                                                                            68,441
Food - 0.07%
   J & J Snack Foods Corp.*                                       700        7,700
   Grist Mill Co.*                                                750        5,531
                                                                            13,231
Glass Products - 1.06%
   Corning, Inc.                                                6,625      212,000
   Libbey, Inc.                                                   250        5,625
                                                                           217,625

The accompanying notes are an integral part of the financial statements.

                                   B-116

Investment Portfolio - December 31, 1995

                                                                          Value
                                                             Shares      (Note 2)


Health Services - 2.20%
   Doctors Offices & Clinics - 1.83%
   Caremark International, Inc.                                20,075  $   363,859
   Coastal Physician Group, Inc.*                                 875       11,812
                                                                           375,671
   Home Health Care Services - 0.22%
   Health Management, Inc.*                                     2,925       38,756
   Quantum Health Resources, Inc.*                                625        6,133
                                                                            44,889
   Hospitals - 0.13%
   Rehabcare Group, Inc.*                                       1,425       27,431

   Specialty Outpatient Services - 0.02%
   U.S. Physical Therapy, Inc.*                                   375        4,312
                                                                           452,303
Industrial & Commercial Machinery - 0.31%
   Computer Peripheral Equipment - 0.14%
   Digital Equipment Corp.*                                       275       17,634
   PSC, Inc.*                                                   1,200       11,100
                                                                            28,734
   Printing Trades Equipment - 0.17%
   Scitex Corp.                                                 2,525       34,403
                                                                            63,137
Office & Business Equipment - 0.13%
   BT Office Products International, Inc.*                      1,700       27,200

Plastic Products - 0.11%
   Carlisle Plastics, Inc.*                                     1,125        5,062
   Sun Coast Industries ,Inc.*                                  2,575       17,381
                                                                            22,443
Primary Metal Industries - 0.15%
   American Superconductor Corp.*                                 800       11,600
   Gibraltar Steel Corp.*                                       1,600       19,400
                                                                            31,000

The accompanying notes are an integral part of the financial statements.

                                   B-117

Investment Portfolio - December 31, 1995

                                                                          Value
                                                             Shares      (Note 2)


Printing & Publishing - 0.05%
   Playboy Enterprises, Inc. - Class A*                           500  $     4,375
   Playboy Enterprises, Inc. - Class B*                           600        5,025
                                                                             9,400
Restaurants - 2.47%
   McDonald's Corp.                                            10,800      487,350
   Quantum Restaurant Group, Inc.*                              1,650       18,563
                                                                           505,913
Retail - 6.57%
   Retail Home Furnishing Stores - 0.16%
   Pier 1 Imports, Inc.                                         2,961       33,681

   Retail - Shoe Stores - 0.80%
   Brown Group, Inc.                                           11,525      164,231
   Retail Specialty Stores - 5.50%
   Fabri-Centers of America - Class A*                          1,650       21,863
   Fabri-Centers of America - Class B*                          1,800       19,350
   Fingerhut Companies, Inc.                                   23,025      319,472
   Gander Mountain, Inc.*                                       1,300        8,613
   Hancock Fabrics, Inc.                                       12,700      114,300
   Home Depot, Inc.                                            10,500      502,688
   Michaels Stores, Inc.*                                      10,375      142,656
                                                                         1,128,942
   Retail - Variety Stores - 0.11%
   Family Dollar Stores, Inc.                                   1,625       22,344
                                                                         1,349,198
Shoes - 0.10%
   Wolverine World Wide, Inc.                                     662       20,853

Technical Instruments & Supplies - 2.35%
   Industrial Instruments - 0.19%

   Measurex Corp.                                               1,400       39,550
   Photographic Equipment & Supplies - 2.10%
   Eastman Kodak Co.                                            6,450      432,150


The accompanying notes are an integral part of the financial statements.

                                   B-118

Investment Portfolio - December 31, 1995

                                                            Shares/       Value
                                                       Principal Amount  (Note 2)

Technical Instruments & Supplies (continued)

   Surgical & Medical Instruments - 0.06%
   Allied Healthcare Products, Inc.                               250  $     4,000
   SpaceLabs Medical, Inc.*                                       300        8,625
                                                                            12,625
                                                                           484,325
Textiles - 0.07%
   Fieldcrest Cannon, Inc.*                                       825       13,716

Utilities - Electric - 1.75%
   Enersis S.A. - ADR.                                         12,600      359,100

TOTAL COMMON STOCK
   (Identified Cost $8,751,090)                                          9,387,151

U.S. TREASURY SECURITIES - 51.05%

   U.S. Treasury Bonds - 21.59%
   U.S. Treasury Bond, 7.25%, 5/15/16                      $   25,000       28,547
   U.S. Treasury Bond, 7.875%, 2/15/21                        700,000      861,656
   U.S. Treasury Bond, 7.25%, 8/15/22                       1,020,000    1,180,969
   U.S. Treasury Bond, 7.50%, 11/15/24                      1,400,000    1,681,750
   U.S. Treasury Bond, 6.875%, 8/15/25                        600,000      676,875
   Total U.S. Treasury Bonds
   Identified Cost $3,933,540)                                           4,429,797

   U.S. Treasury Notes - 25.56%
   U.S. Treasury Note, 6.125%, 7/31/96                        700,000      703,500
   U.S. Treasury Note, 7.50%, 12/31/96                        500,000      511,094
   U.S. Treasury Note, 5.50%, 9/30/97                          40,000       40,200
   U.S. Treasury Note, 5.375%, 11/30/97                       100,000      100,312
   U.S. Treasury Note, 4.75%, 10/31/98                         45,000       44,395
   U.S. Treasury Note, 5.125%, 11/30/98                        15,000       14,944
   U.S. Treasury Note, 6.875%, 8/31/99                        145,000      152,341
   U.S. Treasury Note, 7.75%, 12/31/99                         20,000       21,713
   U.S. Treasury Note, 7.125%, 2/29/00                        545,000      580,425
   U.S. Treasury Note, 6.25%, 5/31/00                       2,700,000    2,791,967
   U.S. Treasury Note, 6.125%, 9/30/00                        225,000      232,031
   U.S. Treasury Note, 6.25%, 2/15/03                          50,000       52,188
   Total U.S. Treasury Notes
   (Identified Cost $5,126,238)                                          5,245,110


The accompanying notes are an integral part of the financail statements.

                                   B-119

Investment Portfolio - December 31, 1995

                                                            Shares/       Value
                                                       Principal Amount  (Note 2)


   U.S. Treasury Bills - 3.90%
   U.S. Treasury Bill, 1/11/96 (Identified Cost $799,333)  $  800,000  $   799,333

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $9,859,111)                                         10,474,240

SHORT-TERM INVESTMENTS - 1.91%
   Dreyfus U.S. Treasury Money Market Reserves
   (Identified Cost $391,597)                                 391,597      391,597

TOTAL INVESTMENTS - 98.71%
   (Identified Cost $19,001,798)                                        20,252,988

OTHER ASSETS, LESS LIABILITIES - 1.29%                                     265,947

NET ASSETS - 100%                                                      $20,518,935



* Non-income producing security



Federal Tax Information:

At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $19,001,798 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $1,659,102

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value            (407,912)

Unrealized appreciation  -  net                              $1,251,190



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $19,001,798) (Note 2)   $20,252,988
Cash                                                                126,438
Interest receivable                                                 153,028
Receivable for securities sold                                      109,560
Dividends receivable                                                 14,367
Prepaid expense                                                         579
TOTAL ASSETS                                                     20,656,960

LIABILITIES:
Accrued management fees (Note 3)                                     24,026
Accrued Directors fees (Note 3)                                       1,818
Accrued transfer agent fees (Note 3)                                    400
Payable for fund shares redeemed                                     95,748
Audit fee payable                                                    12,471
Other payables and accrued expenses                                   3,562
TOTAL LIABILITIES                                                   138,025

NET ASSETS FOR 1,717,706 SHARES outstanding                     $20,518,935

NET ASSETS CONSIST OF:
Capital stock                                                   $    17,177
Additional paid - in - capital                                   19,114,718
Undistributed net investment income                                   1,301
Accumulated net realized gain on investments                        134,549
Net unrealized appreciation on investments                        1,251,190
TOTAL NET ASSETS                                                $20,518,935

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
   ($20,518,935/1,717,706 shares)                               $     11.95



The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995




INVESTMENT INCOME:
Interest                                                  $  376,523
Dividends                                                    115,733
Total Investment Income                                      492,256

EXPENSES:
Management fees (Note 3)                                     131,695
Directors fees (Note 3)                                        7,297
Transfer agent fees (Note 3)                                   3,161
Audit fee                                                     14,725
Custodian fees                                                 9,600
Registration & filing fees                                     7,461
Miscellaneous                                                  1,763
Total Expenses                                               175,702

Less Waiver of Expenses (Note 3)                             (17,669)

Net Expenses                                                 158,033

NET INVESTMENT INCOME                                        334,223

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments (identified cost basis)   1,934,431
Net change in unrealized appreciation on investments       1,107,105
NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                     3,041,536

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $3,375,759



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets


                                                          For the       For the
                                                         Year Ended    Year Ended
                                                          12/31/95      12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $   334,223   $    79,300
Net realized gain on investments                          1,934,431        82,328
Net change in unrealized appreciation on investments      1,107,105       144,417
Net increase in net assets from operations                3,375,759       306,045

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                 (330,774)      (78,792)
From net realized gains                                  (1,817,057)      (64,338)
Total distributions to shareholders                      (2,147,831)     (143,130)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (Note 5)                                 12,077,417     6,575,676

Net increase in net assets                               13,305,345     6,738,591

NET ASSETS:

Beginning of period                                       7,213,590       474,999

End of period (including undistributed net investment
   income of $1,301 and $1,098, respectively)           $20,518,935   $ 7,213,590



The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                                 For the Period
                                                                                    10/12/93
                                                      For the       For the      (commencement
                                                     Year Ended    Year Ended    of operations)
                                                      12/31/95      12/31/94      to 12/31/93

Per share data (for a share outstanding
throughout each period)

Net asset value  -  Beginning of period             $     10.12   $      9.98   $         10.00

Income from investment operations:
   Net investment income                                  0.238         0.108             0.014
   Net realized and unrealized gain (loss)
     on investments                                       3.052         0.243            (0.032)
Total from investment operations                          3.290         0.351            (0.018)

Less distributions declared to shareholders:
   From net investment income                            (0.237)       (0.119)           (0.002)
   From net realized gains                               (1.223)       (0.092)                -
Total distributions to shareholders                      (1.460)       (0.211)           (0.002)

Net asset value  -  End of period                   $     11.95   $     10.12   $          9.98

Total return1                                             32.64%         3.52%           (0.18)%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                             1.20%**        1.20%*           1.20%2*
   Net investment income                                2.53%**        2.12%*           1.94%2*

Portfolio turnover                                           63%           19%                0%

Average Commission Rate Paid                        $    0.0635             -                 -

Net Assets - End of period (000s omitted)           $    20,519   $     7,214   $           475

*The investment advisor did not impose its management fee and paid a portion of the Funds expenses. If these expenses had been incurred by the Fund for the period ended December 31, 1993, expenses would have been limited to that required by state securities law.

**The investment advisor waived a portion of its management fee.
If the full expenses had been incurred by the Fund in either instance above, the net investment income per share and the ratios would have been as follows:

Net investment income                               $     0.226   $      0.051  $         0.005
Ratios (to average net assets):
   Expenses                                               1.33%          2.31%            2.50%2
   Net investment income                                  2.40%          1.01%            0.64%2

1Represents aggregate total return for the period indicated.

2Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Blended Asset Series II (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Blended Asset Series II Class L Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made semi-annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $231,293 as dividends from capital gains for the year ended December 31, 1995.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The fee amounted to $131,695 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $3,161 for the year ended December 31, 1995.

Notes to Financial Statements

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $17,669 which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $7,297 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $16,627,058 and $7,458,813, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS



   Transactions in shares of Blended Asset Series II Class L Common Stock were:


                    For the Year Ended                 For the Year Ended
                        12/31/95                           12/31/94
                  Shares            Amount           Shares           Amount
            -------------------  ------------  -------------------  -----------

Sold                   891,550   $10,731,657              661,133   $6,534,790
Reinvested             180,298     2,145,684               14,156      143,210
Redeemed               (66,963)     (799,924)             (10,085)    (102,324)
Total                1,004,885   $12,077,417              665,204   $6,575,676



6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Independent Auditors' Report

To the Directors of Manning & Napier Fund, Inc.
and Shareholders of Blended Asset Series II:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Blended Asset Series II (one of the series constituting Manning & Napier Fund, Inc.) as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended
December 31, 1995 and 1994, and the financial highlights for each of the years in the three year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31,1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Blended Asset Series II at December 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
February 2, 1996

                        Manning & Napier Fund, Inc.


                           Flexible Yield Series I

                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

DEAR SHAREHOLDERS:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995. With the exception of money market funds and cash equivalents, it is difficult to find a sector of the fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there are many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995. At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long- term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds strong showing was the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

The Flexible Yield Series I, which holds short-term bonds, provided a total return of 10.79% for 1995. For comparison purposes, the Merrill Lynch U.S. Treasury Short-Term index returned 11.00%. Given that the index does not account for the realities of fees and trading costs, this Series performance was very competitive.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. New variables would have to emerge to drive yields sharply lower (i.e. even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Effective Maturity

More than 4 Years - 31%
3-4 Years - 25%
2-3 Years - 20%
1-2 Years - 24%

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. -
Flexible  Yield   Series I from its inception (2/15/94) to present  (12/31/95)
as compared to the Merrill Lynch U.S. Treasury Short-Term Index.1



Manning & Napier Fund, Inc. - Flexible Yield Series I


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,079         10.79%    10.79%
Inception2  $           10,995          9.95%     5.18%





Merrill Lynch  U.S. Treasury Short-Term Index


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,100         11.00%    11.00%
Inception2  $           11,133         11.33%     5.88%



1Merrill Lynch U.S. Treasury Short-Term Index is a market value weighted measure of approximately 60 U.S. Treasury securities. The Index is comprised of U.S. Treasury securities with maturities greater than one year but less than three years. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance are calculated from February 15, 1994, the Funds inception date. The Funds performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Merrill Lynch
               Flexible Yield      U.S. Treasury
               Series I            Short-Term Index

15-Feb-94*          10,000              10,000

31-Mar-94            9,930               9,923

30-Jun-94            9,860               9,931

30-Sep-94            9,930              10,029

31-Dec-94            9,924              10,030

31-Mar-95           10,211              10,366

30-Jun-95           10,573              10,699

30-Sep-95           10,709              10,859

31-Dec-95           10,995              11,133



* Inception date



Investment Portfolio - December 31, 1995


                                                   Principal       Value
                                                 Amount/Shares   (Note 2)

U.S. TREASURY SECURITIES - 106.2%
U.S. Treasury Notes
   U.S. Treasury Note, 7.50%, 1/31/97            $        5,000  $  5,120
   U.S. Treasury Note, 4.75%, 2/15/97                    14,000    13,930
   U.S. Treasury Note, 6.50%, 4/30/97                    45,000    45,760
   U.S. Treasury Note, 5.125%, 2/28/98                   15,000    14,967
   U.S. Treasury Note, 6.125%, 5/15/98                   35,000    35,689
   U.S. Treasury Note, 7.125%, 10/15/98                   5,000     5,239
   U.S. Treasury Note, 5.00%, 1/31/99                    20,000    19,850
   U.S. Treasury Note, 6.50%, 4/30/99                    25,000    25,914
   U.S. Treasury Note, 6.875%, 8/31/99                   20,000    21,013
   U.S. Treasury Note, 7.75%, 1/31/00                    20,000    21,731
   U.S. Treasury Note, 6.75%, 4/30/00                    60,000    63,150
TOTAL U.S. TREASURY SECURITIES
   (Identified  Cost $265,053)                                    272,363

SHORT-TERM INVESTMENTS - 7.0%
   Dreyfus U.S. Treasury Money Market Reserves
     (Identified Cost $17,920)                           17,920    17,920

TOTAL INVESTMENTS - 113.2%
   (Identified Cost, $282,973)                                    290,283

LIABILITIES, LESS OTHER ASSETS  - (13.2)%                         (33,829)

NET ASSETS - 100%                                                $256,454



The accompanying notes are an integral part of the financial statements.



Federal Tax Information - December 31, 1995

Federal Tax Information:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $282,973 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $7,310

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value               0

Unrealized appreciation - net                                $7,310




The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $282,973) (Note 2)  $290,283
Cash                                                              50
Interest receivable                                            3,993
Receivable from investment advisor (Note 3)                   16,023
TOTAL ASSETS                                                 310,349

LIABILITIES:
Accrued Directors fees (Note 3)                                6,791
Audit fee payable                                              7,533
Payable for fund shares redeemed                              34,368
Other payables and accrued expenses                            5,203
TOTAL LIABILITIES                                             53,895

NET ASSETS FOR 24,989 SHARES OUTSTANDING                    $256,454

NET ASSETS CONSIST OF:
Capital stock                                               $    250
Additional paid-in-capital                                   249,409
Undistributed  net investment income                              12
Accumulated net realized loss on investments                    (527)
Net unrealized appreciation on investments                     7,310
TOTAL NET ASSETS                                            $256,454

ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE  PER SHARE
   ($256,454/24,989 shares)                                 $  10.26



The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Interest                                                  $ 19,872

EXPENSES:
Management fee (Note 3)                                      1,221
Directors fees (Note 3)                                      6,791
Transfer agent fees (Note 3)                                    84
Audit fee                                                   10,400
Custodian fee                                                  600
Miscellaneous                                                  608
Total Expenses                                              19,704

Less Waiver of Expenses (Note 3)                           (17,244)

Net Expenses                                                 2,460

NET INVESTMENT INCOME                                       17,412

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments (identified cost basis)       321
Net change in unrealized appreciation on investments        12,825
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS                                              13,146

INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $ 30,558


The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets


                                                                       For the Period
                                                                          2/15/94
                                                          For the      (commencement
                                                         Year Ended    of operations)
                                                          12/31/95      to 12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $    17,412   $         5,603
Net realized gain/(loss) on investments                         321              (848)
Net change in unrealized appreciation (depreciation)
   on investments                                            12,825            (5,515)
Net increase (decrease) in net assets from operations        30,558              (760)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                  (17,292)           (5,444)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (Note 5)                                     12,347           237,045

Net increase in net assets                                   25,613           230,841

NET ASSETS:

Beginning of period                                         230,841                 -

End of period (including undistributed net investment
   income of $12 and $159, respectively)                $   256,454   $       230,841




The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                          For the period
                                                                             2/15/94
                                                             For the      (commencement
                                                            Year Ended    of operations)
                                                             12/31/95      to 12/31/94

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period                      $      9.69   $         10.00

Income from investment operations:
   Net investment income                                         0.464             0.241
   Net realized and unrealized gain (loss) on investments        0.566            (0.317)
Total from investment operations                                 1.030            (0.076)

Less distributions to shareholders:
   From net investment income                                   (0.460)           (0.234)

Net asset value - End of period                            $     10.26   $          9.69

Total return1                                                    10.79%           (0.76)%

Ratios (to average net assets)/Supplemental Data:
   Expenses*                                                      0.70%           0.70%2
   Net investment income*                                         4.99%           4.41%2

Portfolio turnover                                                  60%               38%

Net Assets - End of period                                 $   256,454   $       230,841

*The  investment  advisor did not impose its management fee and paid a portion of
the  Funds  expenses.   If these expenses had been incurred by the Fund, expenses
would have been limited to that required by state securities law and the net investment income per share and the ratios would have been as follows:


Net investment income                                      $     0.297   $         0.143
Ratios (to average net assets):
   Expenses                                                      2.50%             2.50%2
Net investment income                                            3.19%             2.61%2

1Represents aggregate total return for the period indicated

2Annualized



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Flexible Yield Series I (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Flexible Yield Series I Class M Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $527. Of this amount, $452 will expire on December 31, 2002 and $75 will expire on December 31, 2003.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains, or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The fee amounted to $1,221 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $84 for the year ended December 31, 1995.

Notes to Financial Statements

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.70% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $16,023 for the year ended
   December 31, 1995, which is reflected as a reduction of expenses on the statement of operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,791 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $279,913 and $145,715, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS


   Transactions in shares of Flexible Yield Series I Class M Common Stock were:

                                            For the Period 2/15/94
                    For the Year        (Commencement of Operations)
                   Ended 12/31/95               to 12/31/94

            Shares           Amount      Shares            Amount
            ---------------  ----------  ----------------  ---------
Sold                42,563   $ 433,846            31,143   $309,689
Reinvested           1,658      16,778               562      5,444
Redeemed           (43,058)   (438,277)           (7,879)   (78,088)
Total                1,163   $  12,347            23,826   $237,045

   The Advisor owned 3,924 shares on December 31, 1995 and 3,750 shares on December 31, 1994.

6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Independent Auditors Report


To the Directors of Manning & Napier  Fund, Inc.
and Shareholders of Flexible Yield  Series I:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio,of Flexible Yield Series I (one of the series constituting Manning & Napier Fund, Inc.) as of December 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Flexible Yield Series I at December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
February 2, 1996

                        Manning & Napier Fund, Inc.


                           Flexible Yield Series II
                                Annual Report
                              December 31, 1995

MANAGEMENT DISCUSSION AND ANALYSIS


Dear Shareholders:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995. With the exception of money market funds and cash equivalents, it is difficult to find a sector of the fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there were many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995.
  At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long- term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds strong showing was the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

The Flexible Yield Series II, which holds intermediate-term bonds, returned 17.33% last year. Comparing that to the performance of the Merrill Lynch Intermediate Corporate/Government Index at 15.33% illustrates just how strong the performance of the Series was. Outperforming a fixed income benchmark by two percent is very difficult because, unlike fund returns, benchmarks do not reflect fees or expenses.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. New variables would have to emerge to drive yields sharply lower (i.e. even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Effective Maturity

More than 7 Years - 41%
5-7 Years - 12%
3-5 Years - 26%
2-3 Years - 5%
1-2 Years - 16%

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Flexible Yield Series II from its inception (2/15/94) to present (12/31/95) as compared to the Merrill Lynch Corporate/Government Intermediate Index.1



Manning & Napier Fund, Inc. - Flexible Yield Series II


                                       Total Return
Through     Growth of $10,000                   Average
12/31/95        Investment      Cumulative      Annual

One Year    $           11,733       17.33%         17.33%
Inception2  $           11,182       11.82%          6.14%





Merrill Lynch Corporate/Government Intermediate Index


                                       Total Return
Through     Growth of $10,000                   Average
12/31/95        Investment      Cumulative      Annual

One Year    $           11,533       15.33%         15.33%
Inception2  $           11,301       13.01%          6.73%



1The Merrill Lynch Corporate/Government Intermediate Index is a market value weighted measure of approximately 4,900 corporate and government bonds. The Index is comprised of investment grade bonds with maturities greater than one year but less than ten years. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance are calculated from February 15, 1994, the Funds inception date. The Funds performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Merrill Lynch
               Flexible Yield      Corporate/Government
               Series II           Intermediate Index

15-Feb-94*          10,000                  10,000

31-Mar-94            9,670                   9,782

30-Jun-94            9,510                   9,727

30-Sep-94            9,540                   9,804

31-Dec-94            9,531                   9,799

31-Mar-95            9,973                  10,227

30-Jun-95           10,576                  10,737

30-Sep-95           10,733                  10,913

31-Dec-95           11,182                  11,301



* Inception date



INVESTMENT PORTFOLIO - DECEMBER 31, 1995


                                               Shares/Principal     Value
                                                   Amount          (Note 2)


U.S. TREASURY SECURITIES - 98.6%

U.S. Treasury Notes
   U.S. Treasury Note, 7.50%, 1/31/97         $        10,000    $    10,241
   U.S. Treasury Note, 4.75%, 2/15/97                  10,000          9,950
   U.S. Treasury Note, 6.875%, 2/28/97                 30,000         30,562
   U.S. Treasury Note, 6.00%, 8/31/97                  20,000         20,244
   U.S. Treasury Note, 5.125%, 11/30/98                20,000         19,925
   U.S. Treasury Note, 5.00%, 1/31/99                  15,000         14,887
   U.S. Treasury Note, 6.50%, 4/30/99                  25,000         25,914
   U.S. Treasury Note, 5.50%, 4/15/00                  45,000         45,338
   U.S. Treasury Note, 6.75%, 4/30/00                  25,000         26,312
   U.S. Treasury Note, 7.875%, 8/15/01                 45,000         50,316
   U.S. Treasury Note, 5.875%, 2/15/04                 60,000         61,219
   U.S. Treasury Note, 7.25%, 5/15/04                 105,000        116,812

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $402,840)                                        431,720

SHORT-TERM INVESTMENTS - 0.6%

Dreyfus U.S. Treasury Money Market Reserves
   (Identified Cost $2,735)                             2,735          2,735

TOTAL INVESTMENTS - 99.2%
   (Identified Cost, $405,575)                                       434,455

OTHER ASSETS, LESS LIABILITIES - 0.8%                                  3,571

NET ASSETS - 100%                                                $   438,026


   The accompanying notes are an integral part of the financial statements.

FEDERAL TAX INFORMATION  - DECEMBER 31, 1995


Federal Tax Information:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $405,575 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $28,911

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value              (31)

Unrealized appreciation - net                                $28,880



The accompanying notes are an integral part of the financial statements.



STATEMENT OF ASSETS AND LIABILITIES

December 31, 1995



ASSETS:
Investments, at value (Identified cost $405,575) (Note 2)  $434,455
Cash                                                             20
Interest receivable                                           6,730
Receivable from investment advisor (Note 3)                  16,519
TOTAL ASSETS                                                457,724

LIABILITIES:
Accrued Directors fees (Note 3)                               6,792
Transfer agent fees payable (Note 3)                            115
Audit fee payable                                             7,533
Other payables and  accrued expenses                          5,258
TOTAL LIABILITIES                                            19,698

NET ASSETS FOR 42,545 SHARES OUTSTANDING                   $438,026

NET ASSETS CONSIST OF:
Capital stock                                              $    425
Additional paid-in-capital                                  405,857
Undistributed net investment income                             363
Accumulated net realized gain on investments                  2,501
Net unrealized appreciation on investments                   28,880
TOTAL NET ASSETS                                           $438,026

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
   ($438,026/42,545 shares)                                $  10.30



   The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Interest                                                  $ 29,659

EXPENSES:
Management fees (Note 3)                                     2,160
Directors fees (Note 3)                                      6,792
Transfer agent fees (Note 3)                                   115
Audit fee                                                   10,400
Registration and filing fees                                 2,453
Custodian fees                                                 600
Total Expenses                                              22,520

Less Waiver of Expenses (Note 3)                           (18,679)

Net Expenses                                                 3,841

NET INVESTMENT INCOME                                       25,818

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments (identified cost basis)     2,582
Net change in unrealized appreciation on investments        45,414
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS                                           47,996

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $ 73,814

   The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS


                                                                              For the Period 2/15/94
                                                                 For the          (commencement
                                                                Year Ended      of operations) to
                                                                 12/31/95            12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                          $    25,818   $                10,888
Net realized gain on investments                                     2,582                         -
Net change in unrealized appreciation (depreciation)
   on investments                                                   45,414                   (16,534)
Net increase (decrease) in net assets from operations               73,814                    (5,646)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                         (25,351)                  (10,558)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase (decrease) in net assets from capital
   share transactions (Note 5)                                      (5,951)                  411,718

Net increase in net assets                                          42,512                   395,514

NET ASSETS:

Beginning of period                                                395,514                         -

End of period (including undistributed net investment income
   of $363 and $330, respectively)                             $   438,026   $               395,514



   The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                          For the Period 2/15/94
                                                             For the          (commencement
                                                            Year Ended      of operations) to
                                                             12/31/95            12/31/94

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period                      $      9.27   $                 10.00

Income from investment operations:
   Net investment income                                         0.561                     0.269
   Net realized and unrealized gain (loss) on investments        1.019                    (0.738)
Total from investment operations                                 1.580                    (0.469)

Less distributions to shareholders:
   From net investment income                                   (0.550)                   (0.261)

Net asset value - End of period                            $     10.30   $                  9.27

Total Return1                                                    17.33%                   (4.69)%

Ratios (to average net assets)/Supplemental Data:
   Expenses*                                                      0.80%                   0.80%2
   Net investment income*                                         5.38%                   5.40%2

Portfolio turnover                                                  35%                        0%

Net Assets - End of period                                 $   438,026   $               395,514

*The investment advisor did not impose its management fee and paid a portion of the Funds expenses. If these expenses had been incurred by the Fund, expenses would have been limited to that required by state securities law and the net investment income per share and the ratios would have been as follows:

Net investment income                                      $     0.384   $                0.184
Ratios (to average net assets):
   Expenses                                                      2.50%                    2.50%2
   Net investment income                                         3.68%                    3.70%2


1Represents aggregate total return for the period indicated.
2Annualized

   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
   Flexible Yield Series II (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Flexible Yield Series II Class N Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

NOTES TO FINANCIAL STATEMENTS

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassifications among its capital accounts without impacting the Fund's net asset value.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Fund's average daily net assets. The fee amounted to $2,160 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $115 for the year ended December 31, 1995.

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.80% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $16,519 for the year ended

NOTES TO FINANCIAL STATEMENTS

   December 31, 1995, which is reflected as a reduction of expenses on the
   statement  of  operations.    The fee waiver and assumption of expenses by
   the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,792 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $199,216 and $156,035, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS
   Transactions in shares of Flexible Yield Series II Class N Common Stock were:


                                                      For the Period 2/15/94
                    For the Year                   (Commencement of Operations)
                   Ended 12/31/95                          to 12/31/94
                Shares         Amount               Shares              Amount
            ---------------  ----------  ----------------------------  --------

Sold                17,414   $ 173,234                         41,530  $401,160
Reinvested           2,527      25,352                          1,139    10,558
Redeemed           (20,065)   (204,537)                             -         -
Total                 (124)  $  (5,951)                        42,669  $411,718


   The Advisor owned 13,383 shares on December 31, 1995 and 12,674 shares on December 31, 1994.

6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Independent Auditors' Report


To the Directors of Manning & Napier  Fund, Inc.
and Shareholders of Flexible Yield  Series II:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Flexible Yield Series II (one of the series constituting Manning & Napier Fund, Inc.) as of December 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Flexible Yield Series II at December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP


Boston, Massachusetts
February 2, 1996

                         Manning & Napier Fund, Inc.

                          Flexible Yield Series III
                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

Dear Shareholders:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995. With the exception of money market funds and cash equivalents, it is difficult to find a sector of the fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there were many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995. At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long- term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds' strong showing was
the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

The Flexible Yield Series III, which is unrestricted as to the maturity of the bonds it holds, provided very attractive returns. The Series total return for 1995 was 22.09%, three percent higher than the Merrill Lynch Corporate/Government Index, which returned 19.06%. Outperforming a fixed income benchmark by three percent is very difficult because, unlike fund returns, benchmarks do not reflect fees or expenses.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. New variables would have to emerge to drive yields sharply lower (i.e. even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.



[PIE CHART]
Effective Maturity

Over 10 Years - 40%
7-10 Years - 17%
5-7 Years - 17%
3-5 Years - 12%
2-3 Years - 5%
1-2 Years - 7%
Less than 1 Year - 2%


[PIE CHART]
Portfolio Composition

U.S. Treasury Securities - 92%
Mortgage Backed Securities - 8%

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Flexible Yield Series III from its inception (12/20/93) to present (12/31/95) as compared to the Merrill Lynch Corporate/Government Bond Index.1


Manning & Napier Fund, Inc. - Flexible Yield Series III


                                       Total Return
Through     Growth of $10,000                   Average
12/31/95        Investment      Cumulative      Annual

One Year    $           12,209       22.09%         22.09%
Inception2  $           11,452       14.52%          6.89%





Merrill Lynch Corporate/Government Bond Index


                                       Total Return
Through     Growth of $10,000                   Average
12/31/95        Investment      Cumulative      Annual

One Year    $           11,906       19.06%         19.06%
Inception2  $           11,532       15.32%          7.27%



1The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,600 corporate and government bonds The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance are calculated from December 20, 1993, the Funds inception date. The Funds performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Merrill Lynch
               Flexible Yield      Corporate/Government
               Series III          Bond Index

20-Dec-93*          10,000              10,000

31-Dec-93            9,960              10,013

30-Jun-94            9,349               9,602

31-Dec-94            9,380               9,686

30-Jun-95           10,634              10,815

31-Dec-95           11,452              11,532



* Inception date



Investment Portfolio - December 31, 1995


                                                         Principal      Value
                                                           Amount     (Note 2)

U.S. TREASURY SECURITIES - 90.8%

U.S. Treasury Bonds - 25.0%
   U.S. Treasury Bond, 7.25%, 8/15/22
   (Identified Cost $238,918)                            $  250,000  $  289,453

U.S. Treasury Notes - 59.1%
   U.S. Treasury Note, 4.375%, 11/15/96                      25,000      24,813
   U.S. Treasury Note, 7.50%, 1/31/97                        40,000      40,962
   U.S. Treasury Note, 6.875%, 2/28/97                       35,000      35,656
   U.S. Treasury Note, 5.125%, 11/30/98                      60,000      59,775
   U.S. Treasury Note, 7.75%, 11/30/99                       40,000      43,338
   U.S. Treasury Note, 5.50%, 4/15/00                        25,000      25,188
   U.S. Treasury Note, 6.25%, 8/31/00                        60,000      62,100
   U.S. Treasury Note, 7.50%, 11/15/01                       35,000      38,577
   U.S. Treasury Note, 6.375%, 8/15/02                      150,000     157,594
   U.S. Treasury Note, 5.75%, 8/15/03                        15,000      15,183
   U.S. Treasury Note, 5.875%, 2/15/04                      100,000     102,031
   U.S. Treasury Note, 6.50%, 8/15/05                        75,000      79,898
   Total U.S. Treasury Notes (Identified Cost $653,267)                 685,115

U.S. Treasury Stripped Securities - 6.7%
   Interest Stripped - Principal Payment, 5/15/14            98,000      31,926
   Interest Stripped - Principal Payment, 8/15/14           143,000      45,794
   Total U.S. Treasury Stripped Securities
     (Identified Cost $67,910)                                           77,720

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $960,095)                                         1,052,288



   The accompanying notes are an integral part of the financial statements.

                                   B-161


Investment Portfolio - December 31, 1995


                                                   Principal
                                                 Amount/Shares      Value

U.S. GOVERNMENT AGENCIES - 7.4%
Mortgage Backed Securities
   GNMA, Pool #224199, 9.50%, 7/15/18            $     23,546   $    25,261
   GNMA, Pool #299164, 9.00%, 12/15/20                 22,883        24,235
   GNMA, Pool #376345, 6.50%, 12/15/23                 37,115        36,814
TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $80,060)                                         86,310

SHORT TERM INVESTMENTS - 0.6%
   Dreyfus U.S. Treasury Money Market Reserves
    (Identified Cost $7,383)                            7,383         7,383

TOTAL INVESTMENTS - 98.8%
   (Identified Cost $1,047,538)                                   1,145,981

OTHER ASSETS, LESS LIABILITIES - 1.2%                                13,243

NET ASSETS - 100%                                               $ 1,159,224




FEDERAL TAX INFORMATION:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $1,047,538 was as follows:



Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                               $98,631

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax over value     (188)

Unrealized appreciation - net                               $98,443


   The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value  (Identified cost, $1,047,538) (Note 2)  $1,145,981
Cash                                                                1,332
Interest receivable                                                20,051
Receivable from investment advisor (Note 3)                        10,582
TOTAL ASSETS                                                    1,177,946

LIABILITIES:
Accrued Directors fees (Note 3)                                     6,832
Transfer agent fees payable (Note 3)                                  229
Audit fee payable                                                   5,858
Other payables and accrued expenses                                 5,803
TOTAL LIABILITIES                                                  18,722

NET ASSETS FOR 110,331 SHARES OUTSTANDING                      $1,159,224

NET ASSETS CONSIST OF:
Capital stock                                                  $    1,103
Additional paid-in-capital                                      1,059,462
Undistributed net investment income                                   388
Accumulated net realized loss on investments                         (172)
Net unrealized appreciation on investments                         98,443
TOTAL NET ASSETS                                               $1,159,224

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
($1,159,224/110,331 shares)                                    $    10.51



   The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Interest                                                  $ 66,467

EXPENSES:
Management fees (Note 3)                                     4,767
Directors fees (Note 3)                                      6,832
Transfer agent fees (Note 3)                                   229
Audit fee                                                    8,600
Custodian fees                                                 600
Miscellaneous                                                2,424

Total Expenses                                              23,452

Less Waiver of Expenses (Note 3)                           (15,349)

Net Expenses                                                 8,103

NET INVESTMENT INCOME                                       58,364

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments (identified cost basis)      (132)
Net change in unrealized appreciation on investments       128,849
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          128,717

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $187,081



   The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets


                                                          For the       For the
                                                         Year Ended    Year Ended
                                                          12/31/95      12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                   $    58,364   $    21,040
Net realized loss on investments                               (132)          (28)
Net change in unrealized appreciation (depreciation)
    on investments                                          128,849       (30,063)
Net increase (decrease) in net assets from operations       187,081        (9,051)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                  (57,528)      (20,952)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from
   capital share transactions (Note 5)                      282,134       702,883

Net increase in net assets                                  411,687       672,880

NET ASSETS:

Beginning of period                                         747,537        74,657

End of period (including undistributed net investment
   income of $388 and $88, respectively)                $ 1,159,224   $   747,537



The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                              For the Period
                                                     For the     For the         12/20/93
                                                      Year         Year      (commencement of
                                                      Ended       Ended       operations) to
                                                    12/31/95     12/31/94        12/31/93

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period              $     9.11   $    9.95   $           10.00

Income from investment operations:
   Net investment income                                0.582       0.262               0.010
   Net realized and unrealized gain (loss) on
     investments                                        1.393      (0.841)             (0.050)
   Total from investment operations                     1.975      (0.579)             (0.040)

Less distributions declared to shareholders:
   From net investment income                          (0.575)     (0.261)             (0.010)

Net asset value - End of period                    $    10.51   $    9.11   $            9.95

Total return1                                           22.09%     (5.83%)             (0.50%)

Ratios (to average net assets)/Supplemental Data:
   Expenses                                            0.85%*      0.85%*             0.85%2*
   Net investment income                               6.13%*      6.22%*             3.85%2*

Portfolio turnover                                          6%          1%                  0%

Net Assets - End of period                         $1,159,224   $ 747,537   $          74,657

*The investment advisor did not impose its management fee and paid a portion of the Funds expenses. If these expenses had been incurred by the Fund for the periods ended December 31, 1993 and December 31, 1994, expenses would have been limited to that required by state securities law. If the full expenses allowed by state securities law had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:

Net investment income                              $   0.429    $   0.192   $           0.010
Ratios (to average net assets):
     Expenses                                          2.46%        2.50%               2.50%2
     Net investment income                             4.52%        4.57%               2.20%2



1Represents aggregate total return for the period indicated.
2Annualized

   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Flexible Yield Series III (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Flexible Yield Series III Class O Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Portfolio securities listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

   Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $172, which will expire on December 31, 2003.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of net investment income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, character reclassification between net income and net gains or other required tax adjustments. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly at an annual rate of 0.50% of the Fund's average daily net assets. The fee amounted to $4,767 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $229 for the year ended December 31, 1995.

Notes to Financial Statements

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $10,582 for the year ended
   December 31, 1995, which is reflected as a reduction of expenses on the statement of operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,832 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $402,527 and $52,177, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS

   Transactions in shares of Flexible Yield Series III Class O Common Stock were:

                   For the Year                For the Year
                  Ended 12/31/95              Ended 12/31/94
                Shares        Amount        Shares       Amount
            ---------------  ---------  --------------  --------


Sold                23,843   $236,968           72,768  $686,867
Reinvested           4,597     46,488            1,752    16,016
Redeemed              (129)    (1,322)               -         -
Total               28,311   $282,134           74,520  $702,883

   The Advisor owned 10,412 shares on December 31, 1995 and 9,839 shares on December 31, 1994.

6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Independent Auditors' Report

To the Directors of Manning & Napier Fund, Inc.
and Shareholders of Flexible Yield Series III:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Flexible Yield Series III (one of the series constituting Manning & Napier Fund, Inc.) as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended December 31, 1995 and 1994, and the financial highlights for each of the years in the three year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Flexible Yield Series III at December 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Boston, Massachusetts
February 2, 1996

                         Manning & Napier Fund, Inc.

                                   NEW YORK
                              TAX EXEMPT SERIES
                                Annual Report
                              December 31, 1995

Management Discussion and Analysis


Dear Shareholders:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995.
 With the exception of money market funds and cash equivalents, it is difficult to find a sector of the taxable fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there were many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995. At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long-term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds strong showing was the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

As good as 1995 was for all fixed income investors, there was a dark cloud that hung over municipal investors during the second half of the year; that cloud could effectively be referred to as tax reform. Although the talk had quieted down somewhat by the end of the year, there was still a sense that tax reform, or rather tax simplification, would be an important campaign issue in 1996. Many proposals focus not only on simplifying the filing process, but also on increasing the rate of savings within the economy since the current system seems to penalize savings while encouraging consumption. While it is tough to argue with the ultimate goals of tax simplification, one of the potential losers, at least on a relative basis, would be the municipal bond market.

Most of the tax simplification plans that have been proposed, or are expected to be proposed, do not take anything away from muni bonds. What has shaken up the muni market, however, are the proposals within the various plans to exempt all investment income from taxation, thereby stripping the muni market of its relative advantage. If such an event were to occur, munis would trade like high grade corporate bonds - at some yield spread above U.S. Treasuries rather than at some spread below U.S. Treasuries as is currently the case.

As a result of this potential change, many muni investors have shortened the maturity of their portfolios and concentrated their purchases on the short end of the curve. This has caused intermediate and longer-term munis to lag their intermediate and longer-term taxable counterparts on a relative basis. Despite this, municipal bonds earned strong double-digit returns, even while beginning to discount unfavorable tax legislation. This discounting would lessen the shock should such legislation become reality, while providing fresh upside potential should there prove to be no tax changes which adversely affect municipal bonds.

The New York Tax Exempt Series earned a total return of 16.78% for 1995. For comparison purposes, the Merrill Lynch Intermediate Municipal Index returned 13.39%, which means the Series outperformed the benchmark by more than 3%. Because benchmark returns, unlike mutual fund returns, do not reflect fees or expenses, it is rare for a bond fund to outperform a benchmark.

We have structured the portfolio based on our investment overview of declining interest rates. As a result, the security selection process has focussed on issuers with high credit quality, long maturities (which benefit from declining interest rates), and as much call protection as possible (which limits the ability of issuers to call away your investments). Additionally, we prefer to focus on bonds that are insured or pre-refunded which adds an additional element of protection. Finally, we look for general obligation bonds (as opposed to revenue bonds) because we would rather rely on the full faith and credit of a municipality than the revenue generated by a specific project. It is important to note that this high quality standard did not penalize our performance.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, it appears that the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. For muni investors, the direction of tax reform will no doubt have an influence on the performance of municipal bonds. As we stated earlier, the market has already been discounting this to some degree, driving the shape of the muni yield curve steeper than the Treasury yield curve. New variables would have to emerge to drive yields sharply lower (i.e., even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Portfolio Composition

General Obligation Bonds - 66%
Revenue Bonds - 23%
Pre-Refunded Bonds - 11%


[PIE CHART]
Quality Ratings*

Aaa - 76%
Aa - 18%
A - 4%
Not Rated - 2%

*Using Moody's Ratings

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - New York Tax Exempt Series from its inception (1/17/94) to present (12/31/95) as compared to the Merrill Lynch Intermediate Municipal Index.1



Manning & Napier Fund,  Inc.
New York Tax Exempt Series


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,678         16.78%    16.78%
Inception2  $           10,882          8.82%     4.42%




Merrill Lynch Intermediate Municipal Index

                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,339         13.39%    13.39%
Inception2  $           11,020         10.20%     5.09%



1The unmanaged Merrill Lynch Intermediate Municipal Index is a market value weighted measure of approximately 260 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from January 17, 1994, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Merrill Lynch
               New York Tax        Intermediate
               Exempt Series       Municipal Index

17-Jan-94*               10,000              10,000

31-Mar-94                 9,430               9,586

30-Jun-94                 9,460               9,662

30-Sep-94                 9,430               9,782

31-Dec-94                 9,318               9,719

31-Mar-95                 9,941              10,176

30-Jun-95                10,202              10,489

30-Sep-95                10,433              10,691

31-Dec-95                10,882              11,020



* Inception date



Investment Portfolio - December 31, 1995

                                                               Principal      Value
                                                                 Amount      (Note 2)

NEW YORK MUNICIPAL SECURITIES - 93.4%

Albany City School District, G.O. Bond, 4.35%, 2/1/2001        $  475,000  $   474,986
Albany City School District, G.O. Bond, 4.35%, 2/1/2002           150,000      149,045
Albany County, G.O. Bond, 5.75%, 6/1/2010                         200,000      210,730
Amherst Public Improvement, G.O. Bond, 4.625%, 3/1/2004           250,000      252,443
Amherst Public Improvement, G.O. Bond, 4.625%, 3/1/2007           200,000      196,480
Battery Park City Authority, Revenue Bond, 7.70%, 5/1/2015        500,000      565,670
Broome County Public Safety, Certificate Participation,
   5.00%, 4/1/2006                                                250,000      253,185
Buffalo, G.O. Bond, Series A, 5.00%, 12/1/2009                    150,000      149,547
Buffalo General Improvement, G.O. Bond, Series A,
   4.75%, 2/1/2004                                                500,000      505,670
Buffalo Schools, G.O. Bond, Series B, 5.05%, 2/1/2009             250,000      248,570
Cattaraugus County Public Improvement, G.O. Bond, 5.00%
   8/1/2007                                                       300,000      304,206
Colonie, G.O. Bond, 5.20%, 8/15/2008                              100,000      102,808
East Hampton, G.O. Bond, 4.625%, 1/15/2007                        175,000      170,492
East Hampton, G.O. Bond, 4.625%, 1/15/2008                        175,000      168,651
Erie County, G.O. Bond, Series B, 5.50%, 6/15/2009                100,000      104,593
Erie County, G.O. Bond, Series B, 5.50%, 6/15/2025                400,000      399,408
Guilderland School District, G.O. Bond, 4.75%, 6/15/1998          130,000      132,353
Guilderland School District, G.O. Bond, 4.90%, 6/15/2008          370,000      367,269
Hempstead Town, G.O. Bond, Series B, 5.625%, 2/1/2010             200,000      209,746
Holland Central School District, G.O. Bond, 6.125%,
   6/15/2010                                                      245,000      269,226
Huntington, G.O. Bond, 5.875%, 9/1/2009                           250,000      267,262
Huntington, G.O. Bond, 5.90%, 1/15/2007                           300,000      325,881
Irvington School District, G.O. Bond, Series B,
   5.10%, 7/15/2005                                               275,000      283,803
Jamesville-Dewitt Central School District, G.O. Bond,
   5.75%, 6/15/2009                                               420,000      451,437
Jordan-El Bridge Central School District, G.O. Bond,
   5.875%, 6/15/2008                                              500,000      539,705
Kingston City School District, Series B, 6.80%, 12/15/1997        100,000      105,480
LeRoy Central School District, G.O. Bond, 0.10%, 6/15/2008        350,000      181,353

The accompanying notes are an integral part of the financial statements.

                                   B-176


Investment Portfolio - December 31, 1995

                                                               Principal      Value
                                                                 Amount      (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)

Monroe County Public Improvement, G.O. Bond,
   4.90%, 6/1/2005                                             $  250,000  $   253,382
Monroe County Public Improvement, G.O. Bond, 6.00%,
   3/1/2002                                                       500,000      542,235
Monroe County Public Improvement, G.O. Bond, 6.10%,
   6/1/2015                                                       200,000      214,000
Monroe County Water Authority, Revenue Bond, Series B,
   5.25%, 8/1/2011                                                500,000      500,720
Nassau County, G.O. Bond, Series A, 3.25%, 5/1/1996               500,000      499,300
Nassau County, G.O. Bond, Series A, 4.00%, 5/1/1999               100,000       99,594
New Castle, G.O. Bond, 4.75%, 6/1/2010                            450,000      434,484
New Rochelle, G.O. Bond, Series C., 6.20%, 3/15/2007              175,000      193,443
New Rochelle City School District, G.O. Bond, Series A,
   4.30%, 2/1/2003                                                500,000      492,185
New York City, G.O. Bond, 8.00%, 3/15/2016                        500,000      580,570
New York City, G.O. Bond, Series A, 8.75%, 11/1/2016              250,000      275,540
New York City Municipal Water Authority, Revenue Bond,
   Series B, 5.00%, 6/15/2003                                     400,000      407,724
New York City Municipal Water Authority, Revenue Bond,
   Series B, 5.375%, 6/15/2019                                    250,000      248,838
New York State Dorm Authority, Columbia University,
   Revenue Bond, 4.40%, 7/1/1997                                  125,000      126,155
New York State Environmental Pollution Control, Revenue
   Bond, Pooled LN-B, 6.65%, 9/15/2013                            500,000      554,585
New York State Housing Authority, Finance Agency - Mental
   Hygiene, Revenue Bond, 5.80%, 11/1/2001                        250,000      270,373
New York State Local Government Assistance Corp., Revenue
   Bond, Series A - MBIA-IBC, 5.90%, 4/1/2013                     500,000      530,980
New York State Local Government Assistance Corp., Revenue
   Bond, Series A, 6.00%, 4/1/2024                                250,000      262,075
New York State Medical Care Facility Financial Agency MBIA -
   IBC, Revenue Bond, 7.75%, 2/15/2020                            380,000      438,265
New York State Medical Care Facilities, Financial Agency -
   Insd. Mtg. Hospital, Revenue Bond, Series A, 8.50%,
   1/15/2022                                                      500,000      511,065

The accompanying notes are an intergral part of the financial statements.

                                   B-177

Investment Portfolio - December 31, 1995

                                                               Principal      Value
                                                                 Amount      (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)

New York State Mortgage Agency, Homeowners Mortgage
   Revenue Bond, Series 31A, 5.375%, 10/1/2017                 $  500,000  $   487,745
New York State Power Authority, Revenue Bond, Series CC,
   4.80%, 1/1/2005                                                250,000      250,907
New York State Power Authority, Revenue Bond, Series CC,
   5.00%, 1/1/2014                                                500,000      484,420
New York State Power Authority, Revenue Bond, Series CC. -
   MBIA-IBC, 5.25%, 1/1/2018                                      250,000      246,787
New York State Thruway Authority, Revenue Bond,
   Series B, 4.90%, 1/1/2007                                      450,000      448,483
New York State Thruway Authority, Revenue Bond, Series A,
   5.50%, 1/1/2023                                                300,000      298,329
New York State Thruway Authority, Highway & Bridge,
   Revenue Bond, Series B, 5.75%, 4/1/2006                        100,000      107,196
New York State Urban Development Correctional Capital
   Facilities, Revenue Bond, Series A, 5.25%, 1/1/2014            500,000      505,820
New York State Urban Development Corp. Correctional
   Facility, Revenue Bond, Series G, 7.00%, 1/1/2017               50,000       56,117
North Hempstead, G.O. Bond, Series B, 5.90%, 4/1/2004             300,000      330,192
North Hempstead, G.O. Bond, Series C, 4.90%, 8/1/2006             300,000      302,499
Onondaga County, G.O. Bond, 5.85%, 2/15/2002                      300,000      322,458
Queensbury, G.O. Bond, Series A, 5.50%, 4/15/2011                 150,000      155,876
Queensbury, G.O. Bond, Series A, 5.50%, 4/15/2012                 350,000      363,709
Rochester, G.O. Bond, Series A, 4.70%, 8/15/2006                  250,000      249,988
Rochester, G.O. Bond, Series A, 5.00%, 8/15/2020                  250,000      244,102
Rochester, G.O. Bond, Series A, 5.00%, 8/15/2022                   95,000       92,672
Sands Point, G.O. Bond, 6.70%, 11/15/2014                         700,000      777,413
Schenectady, G.O. Bond, 4.55%, 10/1/2002                          200,000      201,260
South County Central School District Brookhaven, G.O. Bond,
   5.50%, 9/15/2007                                               380,000      398,020
Steuben County Public Improvement, G.O. Bond,
   5.60%, 5/1/2006                                                500,000      525,095
Suffolk County, G.O. Bond, Series G, 5.40%, 4/1/2013              400,000      406,516
Suffolk County Water Authority, Revenue Bond,
   5.10%, 6/1/2009                                                250,000      251,465
Suffolk County Water Authority, Revenue Bond,
   7.325%, 6/1/2012                                               500,000      553,180

The accompanying notes are an integral part of the financial statements.


Investment Portfolio - December 31, 1995

                                                               Principal      Value
                                                                 Amount      (Note 2)

NEW YORK MUNICIPAL SECURITIES (continued)

Sullivan County Public Improvement, G.O. Bond, 4.375%,
   3/15/2001                                                   $  300,000  $   298,740
Sullivan County Public Improvement, G.O. Bond, 5.125%,
   3/15/2013                                                      330,000      331,779
Three Village Central School District, G.O. Bond,
   5.375%, 6/15/2007                                              230,000      239,899
Tioga County Public Improvement, G.O. Bond,
   5.25%, 3/15/2005                                               250,000      259,605
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2011           135,000      140,049
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2013           300,000      310,989
Tompkins County, G.O. Bond, Series B, 5.625%, 9/15/2014           300,000      309,831
Triborough Bridge & Tunnel Authority, Revenue Bond,
   3.65%, Series A, 1/1/1998                                      250,000      248,050
Triborough Bridge & Tunnel Authority, Revenue Bond,
   Series A, 5.00%, 1/1/2012                                      500,000      487,105
Tri-Valley Central School District, G.O. Bond, 5.60%,
   6/15/2008                                                      120,000      126,006
Westchester County, G.O. Bond, Series A, 4.75%,
   12/15/2008                                                     250,000      245,723
Westchester County, G.O. Bond, Series A, 4.75%,
   12/15/2009                                                     250,000      244,012
Westchester County, G.O. Bond, Series B, 4.30%,
   12/15/2010                                                     215,000      197,570
Westchester County, G.O. Bond, Series B,
   4.30%, 12/15/2011                                              100,000       91,129
White Plains, G.O. Bond, 4.50%, 9/1/2005                          180,000      178,182
White Plains, G.O. Bond, 4.50%, 9/1/2007                          315,000      304,425

TOTAL MUNICIPAL SECURITIES
   (Identified Cost $26,292,989)                                            26,898,855

SHORT-TERM INVESTMENTS - 3.0%
   Dreyfus/Laurel New York Tax Free Money Market Fund
   (Identified Cost $868,045)                                     868,045      868,045

TOTAL INVESTMENTS - 96.4%
    (Identified Cost $27,161,034)                                           27,766,900


The accompanying notes are an integral part of the financial statements.

                                   B-179


Investment Portfolio - December 31, 1995

                                                                              Value
                                                                             (Note 2)


OTHER ASSETS, LESS LIABILITIES - 3.6%                                      $ 1,049,923

NET ASSETS - 100%                                                          $28,816,823

Key
G.O. Bond - General Obligation Bond




FEDERAL TAX INFORMATION:

At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $27,161,034 was as follows:



Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $688,913

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value           (83,047)

Unrealized appreciation - net                                $605,866



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

DECEMBER 31, 1995



ASSETS:
Investments, at value (Identified cost, $27,161,034)
   (Note 2)                                           $27,766,900
Receivable for fund shares sold                           859,120
Interest receivable                                       404,727
Prepaid expense                                             1,280
TOTAL ASSETS                                           29,032,027

LIABILITIES:
Accrued management fees (Note 3)                           11,599
Accrued Directors' fees (Note 3)                            1,812
Transfer agent fees payable (Note 3)                          557
Payable for securities purchased                          148,423
Payable for fund shares redeemed                           29,747
Audit fee payable                                          14,000
Custodian fee payable                                       1,090
Other payables and accrued expenses                         7,976
TOTAL LIABILITIES                                         215,204

NET ASSETS FOR 2,860,879 SHARES
   OUTSTANDING                                        $28,816,823

NET ASSETS CONSIST OF:
Capital stock                                         $    28,608
Additional paid-in-capital                             28,189,679
Undistributed net investment income                        12,779
Accumulated net realized loss on investments              (20,109)
Net unrealized appreciation on investments                605,866

TOTAL NET ASSETS                                      $28,816,823

NET ASSET VALUE, OFFERING PRICE
AND REDEMPTION PRICE PER
SHARE ($28,816,823/2,860,879 shares)                  $     10.07



The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Interest                                                  $1,152,732

EXPENSES:
Management fees (Note 3)                                     114,847
Directors' fees (Note 3)                                       6,791
Transfer agent fees (Note 3)                                   5,513
Audit fee                                                      8,757
Custodian fees                                                 6,600
Registration and filing fees                                   6,434
Miscellaneous                                                    554
Total Expenses                                               149,496

NET INVESTMENT INCOME                                      1,003,236

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments (identified cost basis)          (6)
Net change in unrealized appreciation on investments       2,511,379
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                              2,511,373

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $3,514,609



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets



                                                                         For the Period 1/17/94
                                                            For the          (Commencement
                                                           Year Ended        of Operations)
                                                            12/31/95          to 12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                     $ 1,003,236   $               632,138
Net realized loss on investments                                   (6)                  (20,103)
Net change in unrealized appreciation (depreciation) on
   investments                                              2,511,379                (1,905,513)
Net increase (decrease) in net assets from operations       3,514,609                (1,293,478)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                   (991,282)                 (631,313)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (Note 5)                                    8,992,775                19,225,512

Net increase in net assets                                 11,516,102                17,300,721

NET ASSETS:

Beginning of period                                        17,300,721                         -

End of period (including undistributed net
   Investment income of $12,779 and $825,
   respectively)                                          $28,816,823   $            17,300,721



The accompanying notes are an integral part of the financial statements.



Financial Highlights



                                                                           For the Period 1/17/94
                                                              For the          (Commencement
                                                             Year Ended        of Operations)
                                                              12/31/95          to 12/31/94

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period                       $      8.98   $                 10.00

Income from investment operations:
   Net investment income                                          0.404                     0.338
   Net realized and unrealized gain (loss) on investments         1.086                    (1.020)
Total from investment operations                                  1.490                    (0.682)

Less distributions declared to shareholders:
   From net investment income                                    (0.400)                   (0.338)

Net asset value - End of period                             $     10.07   $                  8.98

Total Return1                                                     16.78%                   (6.82)%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                                        0.65%                   0.79%2
   Net investment income                                           4.36%                   3.82%2

Portfolio turnover                                                    0%                        6%

Net Assets - End of period (000's omitted)                  $    28,817   $                17,301


1Total return represents aggregate total return for the period indicated.

2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   New York Tax Exempt Series (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as New York Tax Exempt Series Class P Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds of the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $20,109. Of this amount, $2,550 will expire on December 31, 2002 and $17,559 will expire on December 31, 2003.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of tax exempt income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $975,391 as tax-exempt dividends for the year ended December 31, 1995.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. The fee amounted to $114,847 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

Notes to Financial Statements

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $5,513 for the year ended December 31, 1995.

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.85% of average daily net assets each year.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,791 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $7,623,401 and $0, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS


   Transactions in shares of New York Tax Exempt Series Class P Common Stock were:


                   For the Year                 For the Period 1/17/94
                  Ended 12/31/95                      to 12/31/94
                Shares         Amount             Shares              Amount
            ---------------  -----------  -----------------------  ------------
Sold               905,817   $8,705,001                2,187,660   $21,660,167
Reinvested          99,114      973,495                   68,726       616,469
Redeemed           (70,547)    (685,721)                (329,891)   (3,051,124)
Total              934,384   $8,992,775                1,926,495   $19,225,512

6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

7. CONCENTRATION OF CREDIT
   The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

Report of Independent Accountants

To the Shareholders and Directors of
Manning & Napier Fund, Inc. - New York Tax Exempt Series:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc. - New York Tax Exempt Series, including the schedule of portfolio investments as of December 31, 1995, the related statement of operations for the year then ended, the statement of changes in the net assets, and the financial highlights for the year then ended and for the period January 17, 1994 (Commencement of Operations) to December 31, 1994.
 These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc. - New York Tax Exempt Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period January 17, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 26, 1996

                        Manning & Napier Fund, Inc.

                            Ohio Tax Exempt Series
                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

Dear Shareholders:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995.
 With the exception of money market funds and cash equivalents, it is difficult to find a sector of the taxable fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there were many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995.
  At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long-term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds strong showing was the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

As good as 1995 was for all fixed income investors, there was a dark cloud that hung over municipal investors during the second half of the year; that cloud could effectively be referred to as tax reform. Although the talk had quieted down somewhat by the end of the year, there was still a sense that tax reform, or rather tax simplification, would be an important campaign issue in 1996. Many proposals focus not only on simplifying the filing process, but also on increasing the rate of savings within the economy since the current system seems to penalize savings while encouraging consumption. While it is tough to argue with the ultimate goals of tax simplification, one of the potential losers, at least on a relative basis, would be the municipal bond market.

Most of the tax simplification plans that have been proposed, or are expected to be proposed, do not take anything away from muni bonds. What has shaken up the muni market, however, are the proposals within the various plans to exempt all investment income from taxation, thereby stripping the muni market of its relative advantage. If such an event were to occur, munis would trade like high grade corporate bonds - at some yield spread above U.S. Treasuries rather than at some spread below U.S. Treasuries as is currently the case.

As a result of this potential change, many muni investors have shortened the maturity of their portfolios and concentrated their purchases on the short end of the curve. This has caused intermediate and longer-term munis to lag their intermediate and longer-term taxable counterparts on a relative basis. Despite this, municipal bonds earned strong double-digit returns, even while beginning to discount unfavorable tax legislation. This discounting would lessen the shock should such legislation become reality, while providing fresh upside potential should there prove to be no tax changes which adversely affect municipal bonds.

The Ohio Tax Exempt Series earned a total return of 17.14% for 1995. For comparison purposes, the Merrill Lynch Intermediate Municipal Index returned 13.39%, which means the Series outperformed the benchmark by nearly 4%. Because benchmark returns, unlike mutual fund returns, do not reflect fees or expenses, it is rare for a bond fund to outperform a benchmark.

We have structured the portfolio based on our investment overview of declining interest rates. As a result, the security selection process has focussed on issuers with high credit quality, long maturities (which benefit from declining interest rates), and as much call protection as possible (which limits the ability of issuers to call away your investments). Additionally, we prefer to focus on bonds that are insured or pre-refunded which adds an additional element of protection. Finally, we look for general obligation bonds (as opposed to revenue bonds) because we would rather rely on the full faith and credit of a municipality than the revenue generated by a specific project. It is important to note that this high quality standard did not penalize our performance.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, it appears that the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. For muni investors, the direction of tax reform will no doubt have an influence on the performance of municipal bonds. As we stated earlier, the market has already been discounting this to some degree, driving the shape of the muni yield curve steeper than the Treasury yield curve. New variables would have to emerge to drive yields sharply lower (i.e., even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.

We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.


[PIE CHART]
Portfolio Composition

General Obligation Bonds - 66%
Revenue Bonds - 27%
Pre-Refunded Bonds - 7%


[PIE CHART]
Quality Ratings*

Aaa - 88%
Aa - 6%
A - 4%
Not Rated - 2%

*Using Moody's Ratings

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Ohio Tax Exempt Series from its inception (2/14/94) to present (12/31/95) as compared to the Merrill Lynch Intermediate Municipal Index.1



Manning & Napier Fund, Inc.
Ohio Tax Exempt Series


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,714         17.14%    17.14%
Inception2  $           10,985          9.85%     5.12%





Merrill Lynch Intermediate Municipal Index


                                Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,339         13.39%    13.39%
Inception2  $           11,009         10.09%     5.25%



1The unmanaged Merrill Lynch Intermediate Municipal Index is a market value weighted measure of approximately 260 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from February 14, 1994, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
LINE CHART

Data for Line Chart to follow:


               Manning & Napier    Merrill Lynch
               Ohio Tax            Intermediate
               Exempt Series       Municipal Index

14-Feb-94*          10,000              10,000

31-Mar-94            9,630               9,576

30-Jun-94            9,540               9,652

30-Sep-94            9,510               9,771

31-Dec-94            9,377               9,709

31-Mar-95           10,067              10,165

30-Jun-95           10,288              10,478

30-Sep-95           10,552              10,679

31-Dec-95           10,985              11,009



* Inception date



Investment Portfolio - December 31, 1995



                                                            Principal      Value
                                                              Amount     (Note 2)

OHIO MUNICIPAL SECURITIES - 96.7%

Akron Bath Copley Joint Twnshp. Childrens Hos.
   Med. Ctr. MBIA-IBC, Rev. Bond, 7.45%,
   11/15/2020                                               $   50,000  $   58,251
Akron Limited Tax, G.O. Bond, 4.10%, 12/1/2001                  65,000      64,158
Akron Waterworks, Revenue Management Improvement
   Bond, 5.70%, 3/1/2007                                       100,000     105,930
Allen County, G.O. Bond, 5.30%, 12/1/2007                      100,000     102,496
Amherst Police & Jail Facility, G.O. Bond, 5.375%,
   12/1/2012                                                    50,000      50,844
Avon Lake, G.O. Bond, 5.70%, 12/1/2006                          60,000      63,211
Avon Lake, G.O. Bond, 6.00%, 12/1/2009                          40,000      42,259
Bedford Heights, G.O. Bond, Series A, 5.65%, 12/1/2014          60,000      64,199
Belmont County, G.O. Bond, 5.15%, 12/1/2010                    100,000     100,707
Bexley City School District, G.O. Bond MBIA-IBC,
   6.50%, 12/1/2016                                             20,000      22,623
Cincinnati, G.O. Bond, 4.60%, 12/1/2003                         50,000      50,428
Clermont County Hospital Facilities Mercy Health Care
   System,  Revenue Bond, Series A, 7.625%, 1/1/2015            25,000      27,222
Cleveland, G.O. Bond, Series B, 4.95%, 7/1/1996                 20,000      20,134
Cleveland City School District, G.O. Bond, 5.875%,
   12/1/2011                                                   125,000     131,139
Cleveland Public Power System Improvement, Revenue Bond,
   1st Mtg, 8.375%, 8/1/2017                                    50,000      54,434
Cleveland Waterworks, Revenue Bond, 1st Mtg, Series G,
   5.50%, 1/1/2013                                             100,000     104,978
Columbus, G.O. Bond, Series B, 6.10%, 1/1/2003                 100,000     110,090
Columbus, G.O. Bond, Series D, 5.50%, 9/15/2008                 50,000      52,253
Columbus Limited Tax, G.O. Bond, Series A,
   4.85%, 7/1/2004                                              50,000      51,190
Crawford County, G.O. Bond, 6.75%, 12/1/2019                   175,000     202,508
Cuyahoga County, G.O. Bond, Series A, 4.30%, 10/1/1999          50,000      50,187
Cuyahoga Falls, G.O. Bond, 7.20%, 12/1/2010                     75,000      84,533
Delaware City School District Construction & Impt.,
   G.O. Bond, Series B, 5.20%, 12/1/2016                       100,000      99,869
Fairfield County Hospital Impt., Lancaster-Fairfield
   Community Hospital, Revenue Bond, 7.00%, 6/15/2012           50,000      57,380

The accompanying notes are an integral part of the financial statements.

                                   B-195

Investment Portfolio - December 31, 1995



                                                            Principal      Value
                                                              Amount     (Note 2)


OHIO MUNICIPAL SECURITIES (continued)

Findlay Water, Revenue Bond, 5.45%, 11/1/2008               $  100,000  $  103,320
Franklin County, G.O. Bond, 4.95%, 12/1/2004                    50,000      51,526
Gahanna-Jefferson City School District, G.O. Bond,
   4.75%, 12/1/1999                                             50,000      51,092
Green Local School District - Summit, G.O. Bond,
   5.20%, 12/1/2003                                             75,000      78,260
Greene County Sewer System, Revenue Bond, 5.50%,
   12/1/2018                                                    30,000      30,112
Hamilton County Building Impt., Museum Center
   G.O. Bond, 5.85%, 12/1/2001                                  50,000      54,040
Hamilton County Sewer System, Ref. & Impt. - Metro
   Sewer District, Revenue Bond,  Series A,
   4.75%, 12/1/2000                                             50,000      51,277
Hamilton County Sewer System Ref & Impt - Metro
   Sewer District, Rev. Bond, Series A, 5.00%, 12/1/2014       125,000     120,839
Hilliard School District, G.O. Bond, 6.35%, 12/1/2003           60,000      67,156
Huber Heights Water Systems, Revenue Bond,
   5.25%, 12/1/2007                                            200,000     206,622
Kettering City School District, G.O. Bond, 4.85%,
   12/1/2006                                                    40,000      40,235
Kettering City School District, G.O. Bond, 5.25%,
   12/1/2022                                                    60,000      59,062
Lakewood City School District, G.O. Bond, 5.55%,
   12/1/2013                                                   100,000     102,448
Lakota Local School District, G.O. Bond, 5.75%,
   12/1/2006                                                    50,000      53,509
Lakota Local School District, G.O. Bond, 7.00%,
   12/1/2008                                                   100,000     119,818
Lakota Local School District, G.O. Bond, 7.90%,
   12/1/2011                                                    45,000      49,819
Lorain Water System, Revenue Bond, 4.75%, 4/1/2005             125,000     125,643
Lucas County, G.O. Bond, Series I, 5.40%, 12/1/2003            100,000     105,597
Mahoning County, G.O. Bond, 5.70%, 12/1/2009                   150,000     158,110
Mahoning County Limited Tax, G.O. Bond, 5.65%,
   12/1/1998                                                    20,000      20,884
Mason City School District, G.O. Bond, 5.00%, 12/1/2007        120,000     120,461


The accompanying notes are and integral part of the financial statements.

                                   B-196

Investment Portfolio - December 31, 1995



                                                            Principal      Value
                                                              Amount     (Note 2)

OHIO MUNICIPAL SECURITIES (continued)

Montgomery County, G.O. Bond, 5.30%, 9/1/2007               $   65,000  $   67,092
Montgomery County Moraine-Beaver Creek Sewers,
   Revenue Bond, 5.60%, 9/1/2011                               100,000     103,249
North Canton City School District, G.O. Bond,
   5.85%, 12/1/2007                                             40,000      43,008
Northeast Ohio Regional Sewer District Waste & Water
   Impt., Rev. Bond, 6.50%, 11/15/2016                         100,000     112,258
Northwood Local School District, G.O. Bond, 5.55%,
   12/1/2006                                                    65,000      69,218
Northwood Local School District, G.O. Bond, 6.20%,
   12/1/2013                                                    40,000      43,473
Ohio, G.O. Bond, 6.50%, 8/1/2011                                50,000      54,736
Ohio Building Authority, Local Jail Grant, Revenue Bond,
   Series A, 4.65%, 10/1/2005                                   50,000      49,495
Ohio Building Authority, State Facilites - Administration
   Buildings-MBIA-IBC, Revenue Bond, 5.50%, 10/1/2005           50,000      53,178
Ohio Higher Education Facility, University of Dayton
   Project, Revenue Bond, 5.80%, 12/1/2019                     100,000     103,430
Ohio Public Facilities, Higher Education, Revenue Bond,
   Series II-A, 4.25%, 12/1/2002                                50,000      49,116
Ohio Water Development Authority Pure Water, Revenue
   Bond, Series I, 6.00%, 12/1/2016                             40,000      43,459
Ohio Water Development Authority Ref. & Impt. - Pure
   Water, Revenue Bond, 5.75%, 12/1/2005                        60,000      64,365
Ottawa County, G.O. Bond, 5.45%, 9/1/2006                       30,000      31,663
Pickerington Water Systems Improvement, G.O. Bond,
   5.85%, 12/1/2013                                             50,000      52,748
Reynoldsburg City School District, G.O. Bond, 6.55%,
   12/1/2017                                                   175,000     193,728
Rocky River City School District, G.O. Bond, Series A,
   6.375%, 12/1/1998                                            25,000      26,614
Rocky River City School District, G.O. Bond, Series A,
   6.90%, 12/1/2011                                             50,000      53,754
Rural Lorain Water Authority Ref. & Impt. - MBIA - IBC,
    Revenue Bond, 5.30%, 10/1/2012                             110,000     111,176

The accompanying notes are an integral part of the financial statements.

                                   B-197

Investment Portfolio - December 31, 1995



                                                            Principal      Value
                                                          Amount/Shares   (Note 2)

OHIO MUNICIPAL SECURITIES (continued)

South-Western City School District, Franklin & Pickway
   Counties, G.O. Bond, 4.80%, 12/1/2006                    $  100,000  $  100,153
Stark County, G.O. Bond, 5.70%, 11/15/2017                     100,000     102,574
Stark County Hospital - Doctors Hospital, Inc.,
   Revenue Bond, 8.625%, 4/1/2018                               30,000      33,420
Summit County, G.O. Bond, 5.75%, 12/1/2008                     175,000     184,461
Toledo, G.O. Bond, 5.95%, 12/1/2015                            175,000     185,267
Toledo Sewer System, Revenue Bond, 6.35%, 11/15/2017           185,000     203,700
Trumbull County, G.O. Bond, 6.20%, 12/1/2014                   100,000     108,422
Warren, G.O. Bond, 5.20%, 11/15/2013                            50,000      50,172
Wood County, G.O. Bond, 5.40%, 12/1/2013                        50,000      50,418
Youngstown, G.O. Bond, 6.125%, 12/1/2014                        50,000      54,075

TOTAL MUNICIPAL SECURITIES
   (Identified Cost $5,649,252)                                          5,939,275

SHORT-TERM INVESTMENTS - 5.1%
   Dreyfus Municipal Reserves (Identified Cost $314,372)       314,372     314,372

TOTAL INVESTMENTS - 101.8%
   (Identified Cost $5,963,624)                                          6,253,647

LIABILITIES, LESS OTHER ASSETS (1.8)%                                     (110,071)

NET ASSETS - 100%                                                       $6,143,576

Key -
     G.O. Bond - General Obliation Bond
     Rev. Bond - Revenue Bond
     Impt. - Improvement



FEDERAL TAX INFORMATION:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $5,963,624 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost          $291,561

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value            (1,538)

Unrealized appreciation-net                                  $290,023



The accompanying notes are an integral part of the financial statements.



Statement of Assets and Liabilities

December 31, 1995



ASSETS:
Investments, at value (Identified cost, $5,963,624) (Note 2)  $6,253,647
Interest receivable                                               49,534
Prepaid expense                                                      255
TOTAL ASSETS                                                   6,303,436

LIABILITIES:
Accrued management fees (Note 3)                                  19,239
Accrued Directors' fees (Note 3)                                   1,813
Transfer agent fees payable (Note 3)                                 121
Payable for securities purchased                                 124,973
Audit fee payable                                                 11,000
Other payables and accrued expenses                                2,714
TOTAL LIABILITIES                                                159,860

NET ASSETS FOR 595,943 SHARES OUTSTANDING                     $6,143,576

NET ASSETS CONSIST OF:
Capital stock                                                 $    5,959
Additional paid-in-capital                                     5,848,380
Undistributed net investment income                                1,076
Accumulated net realized loss on investments                      (1,862)
Net unrealized appreciation on investments                       290,023

TOTAL NET ASSETS                                              $6,143,576

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   ($6,143,576/595,943 shares)                                $    10.31



The accompanying notes are an integral part of the financial statements.



Statement of Operations

For the Year Ended December 31, 1995



INVESTMENT INCOME:
Interest                                                  $253,301

EXPENSES:
Management fees (Note 3)                                    23,637
Directors' fees (Note 3)                                     6,792
Transfer agent fees (Note 3)                                 1,135
Custodian fees                                               6,000
Audit fee                                                    5,171
Miscellaneous                                                1,825
Total Expenses                                              44,560

Less Waiver of Expenses (Note 3)                            (4,398)

Net Expenses                                                40,162

NET INVESTMENT INCOME                                      213,139

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments (identified cost basis)      (667)
Net change in unrealized appreciation on investments       507,287
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          506,620

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $719,759



The accompanying notes are an integral part of the financial statements.



Statement of Changes in Net Assets



                                                                         For the Period 2/14/94
                                                            For the          (commencement
                                                           Year Ended        of operations)
                                                            12/31/95          to 12/31/94

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                     $   213,139   $                89,937
Net realized loss on investments                                 (667)                   (1,195)
Net change in unrealized appreciation (depreciation) on
   investments                                                507,287                  (217,264)
Net increase (decrease) in net assets from operations         719,759                  (128,522)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                   (215,626)                  (86,374)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (Note 5)                                    1,738,597                 4,115,742

Net increase in net assets                                  2,242,730                 3,900,846

NET ASSETS:

Beginning of period                                         3,900,846                         -

End of period (including undistributed net
   investment income of $1,076 and $3,563,
   respectively)                                          $ 6,143,576   $             3,900,846



The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                           For the Period 2/14/94
                                                              For the          (commencement
                                                             Year Ended        of operations)
                                                              12/31/95          to 12/31/94

Per share data (for a share outstanding
throughout each period):

Net asset value - Beginning of period                       $      9.18   $                 10.00

Income from investment operations:
   Net investment income                                          0.419                     0.205
   Net realized and unrealized gain (loss) on investments         1.136                    (0.828)
Total from investment operations                                  1.555                    (0.623)

Less distributions declared to shareholders:
   From net investment income                                    (0.425)                   (0.197)

Net asset value - End of period                             $     10.31   $                  9.18

Total Return1                                                     17.14%                   (6.23)%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                                     0.85%**                   0.85%*2
   Net investment income                                        4.50%**                   4.03%*2

Portfolio turnover                                                    1%                        2%

Net Assets - End of period (000's omitted)                  $     6,144   $                 3,901

*The investment advisor did not impose its management fee and paid a portion of the Fund's expenses.

**The investment advisor waived a portion of its management fee.

If these expenses had been incurred by the Fund in either instances above, the net investment income per share and the ratioswould have been as follows:

Net investment income                                            $0.411    $              0.141
Ratios (to average net assets):
   Expenses2                                                       0.94%                  2.07%
   Net investment income2                                          4.41%                  2.81%

1Total return represents aggregate total return for the period indicated.
2Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION
   Ohio Tax Exempt Series (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Ohio Tax Exempt Series Class Q Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION
   Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
   Security transactions are accounted for on the date the securities are
   purchased or sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES
   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   FEDERAL INCOME TAXES (continued)
   At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,862. Of this amount, $1,195 will expire on December 31, 2002 and $667 will expire on December 31, 2003.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS
   Distributions to shareholders of tax exempt income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $214,921 as tax-exempt dividends for the year ended December 31, 1995.

3. TRANSACTIONS WITH AFFILIATES
   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. The fee amounted to $23,637 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

Notes to Financial Statements

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $1,135 for the year ended December 31, 1995.

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $4,398, which is reflected as a reduction of expenses on the Statement of Operations. The fee waiver and assumption of expenses by the Advisor is voluntary and may be terminated at any time.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,792 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities, other than short-term securities, were $1,633,770 and $50,405, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS


Transactions in share of Ohio Tax Exempt Series Class Q Common Stock were:


                     For the Year                    For the Period
                    Ended 12/31/95                2/14/94 to 12/31/94
                Shares         Amount            Shares           Amount
            ---------------  -----------  --------------------  -----------


Sold               163,241   $1,658,399               462,240   $4,466,525
Reinvested          21,448      215,626                 9,419       86,374
Redeemed           (13,614)    (135,428)              (46,791)    (437,157)
Total              171,075   $1,738,597               424,868   $4,115,742

6. FINANCIAL INSTRUMENTS
   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

7. CONCENTRATION OF CREDIT
   The Fund primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

Report of Independent Accountants

TO THE SHAREHOLDERS AND DIRECTORS OF
MANNING & NAPIER FUND, INC. - OHIO TAX EXEMPT SERIES:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc. - Ohio Tax Exempt Series, including the schedule of portfolio investments as of December 31, 1995, the related statement of operations for the year then ended, the changes in net assets, and the financial highlights for the year then ended and for the period February 14, 1994 (Commencement of Operations) to
December 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc. - Ohio Tax Exempt Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period February 14, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 26, 1996

                       Manning & Napier Fund, Inc.


                               DIVERSIFIED TAX
                                EXEMPT SERIES

                                Annual Report
                              December 31, 1995

Management Discussion and Analysis

Dear Shareholders:

When looking back on 1995, the first line of Dickens A Tale of Two Cities immediately comes to mind: it was the best of times, it was the worst of
times....    The  best  of times refers to the almost uninterrupted decline in interest rates that started in November of 1994 and continued throughout 1995.
 With the exception of money market funds and cash equivalents, it is difficult to find a sector of the taxable fixed income marketplace that did not turn in double digit returns. Even the lowly two-year U.S. Treasury note returned more than 11%. Who says bonds are boring?

But it was the worst of times because the attractive yields and compelling values that were plentiful at the start of 1995, that made 1995 the strong year that it was, are today difficult to find. It was an especially bad year for those investors, and we suspect there were many, who failed to take advantage of the opportunities that presented themselves early in the year. But fear not, this fund was not one of them. Because we had positioned the portfolio to take advantage of this scenario, it did indeed benefit from the decline in interest rates over the course of the year.

In order to understand what happened in 1995, it is worthwhile to re-visit what happened in 1994. To a large degree, the events of 1994, which led to poor returns in the bond market that year, contributed to our success in 1995. At the start of 1994, there was a large degree of speculation and financial leverage in the market, and this created a fragile environment where the effect of any shock to the system would be exaggerated. The first shock came when the Federal Reserve increased short-term interest rates early in February. At the same time, some economic indicators started to warn of coming inflation, which caused long-term interest rates to rise. The situation took a turn for the worse when the dollar started to decline relative to the currencies of some other countries. Because the U.S. economy is heavily dependent on foreign investment, which was slowed due to the dollars decline, this was more bad news for the bond market.

The confluence of these factors in combination with an overleveraged marketplace resulted in a sell-off that exceeded even the most bearish
expectations.    As  mentioned  above, short-term rates doubled, and long-term rates careened from 5.8% to 8.1%. With hindsight, it is easy to say the increase in rates was overdone, but it was the speed with which the market corrected that caught many market participants by surprise.

The picture began to change with the Republican victory in the 1994 congressional elections. The Republicans had campaigned heavily on the issue of fiscal conservatism and the balanced budget amendment, and the financial markets were encouraged by this. With the election results acting as a catalyst for the reversal, the factors that decimated the market in 1994 began to reverse themselves, and so too did the rise in interest rates. By the start of 1995, speculation was almost non-existent and the degree of leverage in the marketplace had returned to more normal levels. While it does not necessarily follow that this would lead to lower rates, it did alleviate one of the major problems that had plagued the market in 1994.

The inflation story began to change as well in 1995; inflationary pressures dissipated and it even began to appear that disinflation was returning.
During the second half of the year, economic growth slowed noticeably, and the dollar, which struggled during the first quarter of the year, staged a nice turnaround. The turnaround was especially noticeable versus the Japanese yen.

Events specific to 1995 kept the ball rolling. The most talked about was the decided shift in the focus of the federal budget debates. Both the Republicans and the Democrats proposed long-term fiscal plans that were meant to balance the federal budget. While the timing and the details of each plan were quite different, the market responded positively to the policy makers renewed interest in fiscal responsibility.

Another factor in bonds strong showing was the renewed interest that foreign investors were showing in U.S. financial markets. At the beginning of the year, the dollar had fallen to such low levels that foreign investors were drawn to its good relative value. Once the dollar started to appreciate, foreign investors were drawn to its capital appreciation potential. Remember, foreign investors do not simply buy U.S. dollars, they invest the dollars in U.S. assets, with the bond market being one of the prime beneficiaries.

By the end of the year, long rates had effectively retraced their 1994 increase, falling from just above 8% in November of 1994 to 5.95% at the end of 1995. The total returns were staggering, rivaling some of the best calender years on record.

As good as 1995 was for all fixed income investors, there was a dark cloud that hung over municipal investors during the second half of the year; that cloud could effectively be referred to as tax reform. Although the talk had quieted down somewhat by the end of the year, there was still a sense that tax reform, or rather tax simplification, would be an important campaign issue in 1996. Many proposals focus not only on simplifying the filing process, but also on increasing the rate of savings within the economy since the current system seems to penalize savings while encouraging consumption. While it is tough to argue with the ultimate goals of tax simplification, one of the potential losers, at least on a relative basis, would be the municipal bond market.

Most of the tax simplification plans that have been proposed, or are expected to be proposed, do not take anything away from muni bonds. What has shaken up the muni market, however, are the proposals within the various plans to exempt all investment income from taxation, thereby stripping the muni market of its relative advantage. If such an event were to occur, munis would trade like high grade corporate bonds - at some yield spread above U.S. Treasuries rather than at some spread below U.S. Treasuries as is currently the case.

As a result of this potential change, many muni investors have shortened the maturity of their portfolios and concentrated their purchases on the short end of the curve. This has caused intermediate and longer-term munis to lag their intermediate and longer-term taxable counterparts on a relative basis. Despite this, municipal bonds earned strong double-digit returns, even while beginning to discount unfavorable tax legislation. This discounting would lessen the shock should such legislation become reality, while providing fresh upside potential should there prove to be no tax changes which adversely affect municipal bonds.

The Diversified Tax Exempt Series earned a total return of 16.29% for 1995. For comparison purposes, the Merrill Lynch Intermediate Municipal Index returned 13.39%, which means the Series outperformed the benchmark by nearly
3%.    Because  benchmark  returns, unlike mutual fund returns, do not reflect fees or expenses, it is rare for a bond fund to outperform a benchmark.

We have structured the portfolio based on our investment overview of declining interest rates. As a result, the security selection process has focussed on issuers with high credit quality, long maturities (which benefit from declining interest rates), and as much call protection as possible (which limits the ability of issuers to call away your investments). Additionally, we prefer to focus on bonds that are insured or pre-refunded which adds an additional element of protection. Finally, we look for general obligation bonds (as opposed to revenue bonds) because we would rather rely on the full faith and credit of a municipality than the revenue generated by a specific project. It is important to note that this high quality standard did not penalize our performance.

Having closed the books on one of the best years for fixed income investors, we believe it is unlikely the bond market can repeat its 1995 performance in 1996. As we begin 1996, it appears that the market is already discounting what can be referred to as the best case scenario, moderate economic growth with little inflationary pressure. For muni investors, the direction of tax reform will no doubt have an influence on the performance of municipal bonds. As we stated earlier, the market has already been discounting this to some degree, driving the shape of the muni yield curve steeper than the Treasury yield curve. New variables would have to emerge to drive yields sharply lower (i.e., even slower growth, draconian budget cuts, etc...). Nevertheless, our analysis shows that the long-term secular factors that have driven rates lower in a saw-tooth fashion over the last 15 years are still firmly in place, and we believe that rates, over the longer-term, will continue to move lower.
We appreciate your continued confidence in us and wish you all the best in 1996.

Sincerely,

MANNING & NAPIER ADVISORS, INC.



[PIE CHART]

Portfolio Composition

General Obligation Bonds - 79%
Revenue Bonds - 17%
Pre-Refunded Bonds - 4%


[PIE CHART]

Quality Ratings*

Aaa - 60%
Aa - 33%
A - 7%

*Using Moody's Ratings

Performance Update as of December 31, 1995

The value of a $10,000 investment in the Manning & Napier Fund, Inc. - Diversified Tax Exempt Series from its inception (2/14/94) to present (12/31/95) as compared to the Merrill Lynch Intermediate Municipal Index.1



MANNING & NAPIER FUND, INC.
DIVERSIFIED TAX EXEMPT SERIES


                                      Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,629         16.29%    16.29%
Inception2  $           11,003         10.03%     5.22%


MERRILL LYNCH INTERMEDIATE MUNICIPAL INDEX


                                      Total Return
Through     Growth of $10,000                  Average
12/31/95        Investment       Cumulative     Annual

One Year    $           11,339         13.39%    13.39%
Inception2  $           11,009         10.09%     5.25%



1The unmanaged Merrill Lynch Intermediate Municipal Index is a market value weighted measure of approximately 260 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

2The Fund and Index performance numbers are calculated from February 14, 1994, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

[GRAPHIC]
[LINE CHART]

Data for Line Chart to follow:


          Manning & Napier        Merrill Lynch
          Diversified Tax         Intermediate
          Exempt Series           Municipal Index

14-Feb-94*      10,000                  10,000

31-Mar-94       9,570                    9,576

30-Jun-94       9,600                    9,652

30-Sep-94       9,580                    9,771

31-Dec-94       9,461                    9,709

31-Mar-95       10,075                  10,165

30-Jun-95       10,311                  10,478

30-Sep-95       10,550                  10,679

31-Dec-95       11,003                  11,009



* Inception date



Investment Portfolio - December 31, 1995


                                                               Principal      Value
                                                                 Amount      (Note 2)

MUNICIPAL SECURITIES - 96.5%
Arizona - 1.6%
   Central Arizona Water Conservation District Contract,
      Central Arizona Project, 4.70%, 5/1/2004                 $  200,000  $   200,810
Colorado - 1.5%
   El Paso County School District No. 020 - MBIA-IBC,
    G.O. Bond, Series A, 6.20%, 12/15/2007                        160,000      180,810
Deleware - 1.6%
   Delaware, G.O. Bond, Series A, 5.00%, 3/1/2008                 200,000      201,254
District of Columbia - 1.8%
   District of Columbia, G.O. Bond, Series A, 7.65%,
      12/1/2003                                                   200,000      223,616
Florida - 2.9%
   Dade County School District, , G.O. Bond, 6.125%,
      8/1/2008                                                    150,000      159,483
   Florida State Department of Environmental Preservation
      2000, Revenue Bond, Series A, 4.50%, 7/1/2003               200,000      200,886
                                                                               360,369
Georgia - 4.6%
   Atlanta, G.O, Bond, 5.60%, 12/1/2018                           350,000      354,777
   Georgia, G.O. Bond, Series B, 5.65%, 3/1/2012                  200,000      213,872
                                                                               568,649
Hawaii - 3.1%
   Hawaii, G.O. Bond, Series BO, 6.20%, 8/1/1996                  100,000      101,533
   Hawaii, G.O. Bond, Series CH, 6.00%, 11/1/2007                 260,000      285,197
                                                                               386,730
Idaho - 0.8%
   Ada & Canyon Counties Joint School District, No. 2
      Meridan, G.O. Bond, 5.10%, 7/30/2005                        100,000      103,210

   The accompanying notes are an integral part of the financial statements.


                                    B-213

Investment Portfolio - December 31, 1995


                                                               Principal      Value
                                                                 Amount      (Note 2)

Illinois - 2.4%
   Chicago Schools Financial Authority, G.O. Bond,
      Series A, 5.00%, 6/1/2007                                $  200,000  $   199,132
   Illinois, Certificate Participation, Series 1995A, 5.60%,
      7/1/2010                                                    100,000      103,355
                                                                               302,487
Indiana - 2.4%
   Bloomington Sewer Works, Revenue Bond, 5.80%,
      1/1/2011                                                    150,000      157,060
   Lafayette Waterworks, Revenue Bond, 4.90%, 7/1/2006            140,000      139,432
                                                                               296,492
Iowa - 3.1%
   Cedar Rapids, G.O. Bond, 6.45%, 6/1/2014                       350,000      380,677
Kentucky - 2.3%
   Kentucky State Turnpike Authority Revitalization
      Projects, Revenue Bond, 6.50%, 7/1/2008                     250,000      286,565
Maine - 1.8%
   Portland, G.O. Bond, 6.20%, 4/1/2006                           200,000      222,894
Maryland - 3.2%
   Prince Georges County Public Improvement, G.O. Bond,
      5.00%, 3/15/2014                                            200,000      196,698
   Washington County Public Improvement, G.O. Bond,
      4.875%, 1/1/2010                                            200,000      196,516
                                                                               393,214
Massachusetts - 3.4%
   Martha's Vineyard Regional High School District
      No. 100, G.O. Bond, 6.70%, 12/15/2014                       200,000      225,638
   Massachusetts Municipal Electric Supply System, Revenue
      Bond, Series A, 5.00%, 7/1/2017                             200,000      193,350
                                                                               418,988
   The accompanying notes are an integral part of the financial statements.

                                    B-214


Investment Portfolio - December 31, 1995


                                                               Principal      Value
                                                                 Amount      (Note 2)


Michigan - 4.8%
   Dearborn School District, G.O. Bond, 5.10%, 5/1/2006        $  200,000  $   204,762
   Farmington Hills, G.O. Bond, 5.70%, 10/1/2005                   65,000       69,112
   Farmington Hills, G.O. Bond, 5.80%, 10/1/2006                   50,000       53,148
   Farmington Hills, G.O. Bond, 5.90%, 10/1/2007                   75,000       79,703
   Pinckney Community Schools, G.O. Bond, 5.00%,
      5/1/2014                                                    200,000      195,064
                                                                               601,789
Minnesota - 3.3%
   Minnesota Various Purpose, G.O. Bond, 6.60%,
      8/1/1999                                                    200,000      217,146
   Western Minnesota Municipal Power Agency, Revenue
      Bond, 6.625%, 1/1/2016                                      175,000      198,474
                                                                               415,620
Mississippi - 1.8%
   Mississippi, G.O. Bond, 6.30%, 12/1/2006                       200,000      222,478
Montana - 1.6%
   Montana Long Range Building Project, G.O. Bond,
      Series A, 4.875%, 8/1/2010                                  200,000      196,814
Nevada - 5.1%
   Clark County School District, G.O. Bond, 6.00%,
      6/15/2002                                                   100,000      108,269
   Henderson Water, G.O. Bond, Series A, 5.65%,
      12/1/2003                                                   300,000      321,594
   Nevada Project No. 42, G.O. Bond, 5.70%, 9/1/2008              200,000      210,752
                                                                               640,615
New Hampshire - 1.8%
   New Hampshire, G.O. Bond, 6.60%, 9/1/2014                      200,000      221,496
New Jersey - 3.8%
   New Jersey Highway Authority, Garden State Parkway,
      Revenue Bond, 5.50%, 1/1/2000                               200,000      208,968
   West Windsor Plainsboro, G.O. Bond, 5.25%, 12/1/2004           250,000      262,145
                                                                               471,113

   The accompanying notes are an integral part of the financial statements.

                                    B-214


Investment Portfolio - December 31, 1995


                                                               Principal      Value
                                                                 Amount      (Note 2)


New Mexico - 1.6%
   Albuquerque, G.O. Bond, Series A & B, 4.70%,
      7/1/2000                                                 $  200,000  $   204,066
New York - 4.7%
   New York State Thruway Authority, Revenue Bond,
      Series A, 5.50%, 1/1/2023                                   200,000      198,886
   Sands Point, G.O. Bond, 6.70%, 11/15/2013                      350,000      389,914
                                                                               588,800
North Carolina - 3.3%
   Charlotte Public Improvement, G.O. Bond, 5.70%,
      2/1/2002                                                    200,000      215,628
   North Carolina State Prison Facilities, G.O. Bond,
      Series C, 4.80%, 3/1/2009                                   200,000      197,680
                                                                               413,308
Ohio - 3.4%
   Ohio Public Facilities, Community Higher Education,
      Revenue Bond, Series II-A, 4.25%, 12/1/2002                 200,000      196,464
   Summit County, Various Purpose, G.O. Bond, 6.625%,
      12/1/2012                                                   200,000      222,290
                                                                               418,754
Pennsylvania - 4.6%
   Cambria County, G.O. Bond, Series A, 6.10%,
      8/15/2016                                                   350,000      372,211
   Pennsylvania State, G.O. Bond, First Series, 5.30%,
      5/1/2005                                                    100,000      104,103
   Pennsylvania State, G.O. Bond, Second Series,
      6.00%, 7/1/2005                                              90,000       98,525
                                                                               574,839
Rhode Island - 2.6%
   Rhode Island State, G.O. Bond, Series A, 6.20%,
      6/15/2004                                                   300,000      330,147

   The accompanying notes are an integral part of the financial statements.

                                    B-215

Investment Portfolio - December 31, 1995


                                                               Principal      Value
                                                                 Amount      (Note 2)

South Carolina - 1.6%
   South Carolina State Capital Improvement, G.O. Bond,
      4.10%, 4/1/2001                                          $  200,000  $   198,590
Tennessee - 4.0%
   Johnson City School Sales Tax, G.O. Bond, 6.70%,
      5/1/2021                                                    350,000      394,236
   Lawrence County, G.O. Bond, 6.60%, 3/1/2013                    100,000      109,370
                                                                               503,606
Texas - 1.7%
   Dallas Waterworks & Sewer, Revenue Bond, 5.625%,
      4/1/2009                                                    200,000      207,122
Virginia - 3.8%
   Franklin County Capital Improvement, G.O. Bond,
      6.60%, 7/15/2013                                            250,000      275,003
   Loudoun County, G.O. Bond, Series A, 4.50%,
      10/1/1997                                                   200,000      202,210
                                                                               477,213
Washington - 3.9%
   Kitsap County School District, G.O. Bond, 6.625%,
      12/1/2008                                                   350,000      382,613
   Seattle Met. Municipality, G.O. Bond, 5.65%, 1/1/2020          100,000      100,842
                                                                               483,455
Wisconsin - 2.6%
   Wisconsin State, G.O. Bond, Series A, 5.75%, 5/1/2001          300,000      320,241

TOTAL MUNICIPAL SECURITIES
   (Identified Cost $11,433,778)                                            12,016,831

   The accompanying notes are an integral part of the financial statements.

                                    B-216

Investment Portfolio - December 31, 1995


                                                                               Value
                                                                 Shares      (Note 2)

SHORT-TERM INVESTMENTS - 2.2%
   Dreyfus Municipal Reserves (Identified Cost $273,915)          273,915  $   273,915

TOTAL INVESTMENTS - 98.7%
   (Identified Cost $11,707,693)                                            12,290,746

OTHER ASSETS, LESS LIABILITIES - 1.3%                                          161,402

NET ASSETS - 100%                                                          $12,452,148



Key:
G.O. Bond - General Obligation Bond
Rev. Bond - Revenue Bond
Dist. - District





FEDERAL TAX INFORMATION:
At December 31, 1995, the net unrealized appreciation based on identified cost for federal income tax purposes of $11,707,693 was as follows:



Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost                              $584,480

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value                                (1,427)

Unrealized appreciation - net                    $583,053

   The accompanying notes are an integral part of the financial statements.





Statement of Assets and Liabilities
December 31, 1995

ASSETS:
Investments, at value (Identified cost, $11,707,693)
   (Note 2)                                           $12,290,746
Interest receivable                                       169,639
Receivable for fund shares sold                            14,310
Prepaid expense                                               535
TOTAL ASSETS                                           12,475,230

LIABILITIES:
Accrued management fees (Note 3)                            5,063
Accrued Directors fees (Note 3)                             1,813
Transfer agent fees payable (Note 3)                          243
Audit fee payable                                          11,703
Registration and filing fees                                2,978
Other payables and accrued expenses                         1,282

TOTAL LIABILITIES                                          23,082

NET ASSETS FOR 1,207,105 SHARES
   OUTSTANDING                                        $12,452,148

NET ASSETS CONSIST OF:
Capital stock                                         $    12,071
Additional paid - in - capital                         11,857,426
Undistributed net investment income                         7,877
Accumulated net realized loss on investments               (8,279)
Net unrealized appreciation on investments                583,053
TOTAL NET ASSETS                                      $12,452,148

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE  PER SHARE
($12,452,148/1,207,105 shares)                        $     10.32



The accompanying notes are an integral part of the financial statements.



STATEMENT OF OPERATIONS


For the Year Ended December 31, 1995

INVESTMENT INCOME:
Interest                                                  $  532,614

EXPENSES:
Management fees (Note 3)                                      50,130
Directors fees (Note 3)                                        6,792
Transfer agent fees (Note 3)                                   2,406
Registration and filing fees                                   8,019
Audit fee                                                      6,074
Custodian fees                                                 6,000
Total Expenses                                                79,421

NET INVESTMENT INCOME                                        453,193

REALIZED AND UNREALIZED GAIN (Loss)
   ON INVESTMENTS:
Net realized loss on investments (identified cost basis)      (6,797)
Net change in unrealized appreciation on investments       1,031,995
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS                                          1,025,198

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $1,478,391



   The accompanying notes are an integral part of the financial statements.



STATEMENT OF CHANGES IN NET ASSETS


                                                                          For the Period 2/14/94
                                                               For the        (commencement
                                                             Year Ended       of operations)
                                                              12/31/95         to 12/31/94

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

Net investment income                                     $        453,193  $  190,311
Net realized loss on investments                                    (6,797)     (1,482)
Net change in unrealized appreciation (depreciation)
   on investments                                                1,031,995    (448,942)
Net increase (decrease) in net assets from operations            1,478,391    (260,113)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                        (453,725)   (181,902)

CAPITAL STOCK ISSUED AND REDEEMED:
Net increase in net assets from capital share
   transactions (note 5)                                         2,946,569   8,922,928
Net increase in net assets                                       3,971,235   8,480,913

NET ASSETS:
Beginning of period                                              8,480,913        -

End of period (including undistributed net
   investment income of $7,877 and $8,409, respectively)        12,452,148  $8,480,913

   The accompanying notes are an integral part of the financial statements.



Financial Highlights


                                                                           For the Period 2/14/94
                                                              For the          (commencement
                                                             Year Ended        of operations)
                                                              12/31/95          to 12/31/94

Per share data (for a share outstanding
throughout each period):

Net asset value  -  Beginning of period                     $      9.26   $                 10.00

Income from investment operations:
   Net investment income                                          0.428                     0.210
   Net realized and unrealized gain (loss) on investments         1.062                    (0.749)
Total from investment operations                                  1.490                    (0.539)

Less distributions declared to shareholders:
   From net investment income                                    (0.430)                   (0.201)

Net asset value  -  End of period                           $     10.32   $                  9.26

Total return1                                                     16.29%                   (5.39)%

Ratios (to average net assets)/Supplemental Data:
   Expenses                                                        0.79%                  0.85%*2
   Net investment income                                           4.52%                  3.71%*2

Portfolio turnover                                                    5%                        4%

Net Assets - End of period (000s omitted)                   $    12,452   $                 8,481


*The investment advisor waived a portion of its management fee. If the full fee had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:

Net investment income                                            -        $                  0.186
Ratios (to average net assets):
   Expenses2                                                     -                           1.29%
   Net investment income2                                        -                           3.27%

1Total return represents aggregate total return for the period indicated. 2Annualized

   The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

   Diversified Tax Exempt Series (the "Fund") is a no-load diversified series of Manning & Napier Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland Corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Shares of the Fund are offered to investors, employees and clients of Manning & Napier Advisors, Inc. (the "Advisor") and its affiliates. The total authorized capital stock of the Corporation consists of one billion shares of common stock each having a par value of $0.01. As of December 31, 1995, 710 million shares have been designated in total among 18 series, of which 50 million have been designated as Diversified Tax Exempt Series Class R Common Stock.

2. SIGNIFICANT ACCOUNTING POLICIES

   SECURITY VALUATION

   Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities, and ratings). The Service has been approved by the Fund's Board of Directors.

   Securities for which representative prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Fund's Board of Directors.

   Short-term investments that mature in sixty (60) days or less are valued at amortized cost.

   SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES

   Security transactions are accounted for on the date the securities are
   purchased  or  sold.   Dividend income is recorded on the ex-dividend date.
   Interest income and expenses are recorded on an accrual basis.

   Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

   FEDERAL INCOME TAXES

   The Fund's policy is to comply with the provisions of the Internal
   Revenue Code applicable to regulated investment companies. The Fund is not subject to federal income or excise tax to the extent the Fund distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income taxes has been made in the financial statements.

Notes to Financial Statements

   FEDERAL INCOME TAXES (continued)

   At December 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryforward of $8,279. Of this amount, $889 will expire on December 31, 2002, and $7,390 will expire on December 31, 2003.

   The Fund uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

   DISTRIBUTION OF INCOME AND GAINS

   Distributions to shareholders of tax exempt income are made quarterly. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Fund.

   The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses or character reclassification between net income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Fund may periodically make reclassification among its capital accounts without impacting the Fund's net asset value.

   The Fund hereby designates $450,417 as tax-exempt dividends for the year ended December 31, 1995.

3. TRANSACTIONS WITH AFFILIATES

   The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Fund pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. The fee amounted to $50,130 for the year ended December 31, 1995.

   Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

Notes to Financial Statements

   The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Fund pays a fee which is calculated as a percentage of the average daily net assets at an annual rate of 0.024% and amounted to $2,406 for the year ended December 31, 1995.

   The Advisor has voluntarily agreed to waive its fee and, if necessary, pay other expenses of the Fund in order to maintain total expenses for the Fund at no more than 0.85% of average daily net assets each year.

   Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

   The compensation of the non-affiliated Directors totaled $6,792 for the year ended December 31, 1995.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities, other than short-term securities, were $3,217,042 and $505,118, respectively, for the year ended December 31, 1995.

5. CAPITAL STOCK TRANSACTIONS



   Transactions in shares of Diversified Tax Exempt Series Class R Common Stock were:


                                                    For the Period 2/14/94
                    For the Year                 (commencement of operations)
                   Ended 12/31/95                        to 12/31/94
                Shares         Amount                Shares               Amount
            ---------------  -----------  ----------------------------  -----------

Sold               330,682   $3,323,798                       977,105   $9,492,298
Reinvested          43,117      433,995                        18,688      172,679
Redeemed           (82,916)    (811,224)                      (79,571)    (742,049)
Total              290,883   $2,946,569                       916,222   $8,922,928




6. FINANCIAL INSTRUMENTS

   The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Fund on December 31, 1995.

Report of Independent Accountants

To the Shareholders and Directors of
Manning & Napier Fund, Inc.-Diversified Tax Exempt Series:

We have audited the accompanying statement of assets and liabilities of Manning & Napier Fund, Inc.- Diversified Tax Exempt Series, including the schedule of portfolio investments, as of December 31, 1995, the related statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period from February 14, 1994 (Commencement of Operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Manning & Napier Fund, Inc.-Diversified Tax Exempt Series as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from February 14, 1994 (Commencement of Operations) to December 31, 1994, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.


Boston, Massachusetts
January 26, 1996

                          PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)     Financial Statements:

(1) The following financial statements are included in the prospectus constituting Part A of the Technology Series of the Registration
    Statement: Financial Highlights for the years December 31, 1989 through 1991 (audited) and for the period November 4, 1988 (commencement of operations) to December 31, 1988 (audited) and January 1, 1992 to May 11, 1992 (audited), and the period August 29, 1994
    (commencement of operations) to December 31, 1994    and the fiscal
    year ended 1995(audited).
    Statement of Additional Information constituting Part B of the Technology Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated    January 26,
    1996
    Statement of Assets and Liabilities -    December 31, 1995    .
    Statement of Operations - For the period August 29, 1994 to    December
    31, 1995    .
    Statement of Changes in Net Assets for the period April 30, 1992 to
       December 31, 1995    .
    Notes to the Financial Statements.

(2) The following financial statements are included in the prospectus constituting Part A of the Small Cap Series of the Registration
    Statement: Financial Highlights for the period January 1, 1989 to July 24, 1989(date of final redemption), for each of the two years in the period ended December 31, 1988 and for the period January 6, 1986 (commencement of operations) to December 31 1986, and the period April 30, 1992 to December 31, 1992 and for the fiscal years ended 1993, 1994
    and    1995 (audited).
    Statement of Additional Information constituting Part B of the Small
    Cap Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated    January 26,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995    .
    Statement of Operations - For the period April 30, 1992 to    December
    31, 1995    .
    Statement of Changes in Net Assets for the period April 30, 1992 to
       December 31, 1995<R/R>.
    Notes to the Financial Statements.
    Report of Independent Certified Public Accountants dated April 25,1990. Statement of Operations - For the period January 1, 1989 to July 24, 1989(date of final redemption).
    Statement of Changes in Net Assets for the period January 1, 1989 to July 24, 1989 (date of final redemption) and for the year ended December 31, 1988.
    Notes to Financial Statements.

(3) The following financial statements are included in the prospectus constituting Part A of the International Series of the Registration
    Statement: Financial Highlights for the period August 28, 1992 to December 31, 1992 and for the fiscal years ended 1993, 1994 and


   1995     (audited).
    Statement of Additional Information constituting Part B of the International Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated    January 26,
    1996    .
    Statement of Assets and Liabilities -    December 31, 1995.
    Statement of Operations - For the period August 28, 1992 to    December
    31, 1995    .
    Statement of Changes in Net Assets for the period August 28, 1992 to
       December 31, 1995    .
    Notes to the Financial Statements.

(4) The following financial statements are included in the prospectus constituting Part A of the Life Sciences Series of the Registration
    Statement:  Financial Highlights for the period October 7, 1992 to
    December 31, 1992 and for the fiscal years ended 1993, 1994    through
    September 21, 1995 (date of final redemption)    .
    Statement of Additional Information constituting Part B of the Life Sciences Series of this Registration Statement:
    Report of Independent Certified Public Accountants dated    December 8,
    1995
    Statement of Assets and Liabilities -    September 21, 1995    .
    Statement of Operations - For the period October 7, 1992 to    September
    21, 1995    .
    Statement of Changes in Net Assets for the period October 7, 1992 to
       September 21, 1995    .
    Notes to the Financial Statements.

(5) The following financial statements are included in the prospectus constituting Part A of the Blended Asset Series I of the Registration
    Statement: Financial Highlights for the period September 15, 1993 to December 31, 1993 (audited) and the fiscal years ended 1994 and
       1995     (audited).
    Statement of Additional Information constituting Part B of the Blended Asset Series I of this Registration Statement:
    Report of Independent Certified Public Accountants dated    February 2,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995    .
    Statement of Operations - For the period September 15, 1993 to
       December 31, 1995.
    Statement of Changes in Net Assets for the period September 15, 1993 to
       December 31, 1995.
    Notes to the Financial Statements.

(6) The following financial statements are included in the prospectus constituting Part A of the Blended Asset Series II of the Registration
    Statement: Financial Highlights for the period October 12, 1993 to December 31, 1993 (audited) and for the fiscal years ended 1994 and
       1995     (audited).
    Statement of Additional Information constituting Part B of the Blended Asset Series II of this Registration Statement:
    Report of Independent Certified Public Accountants dated    February 2,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995.
    Statement of Operations - For the period October 12, 1993 to    December
    31, 1995.
    Statement of Changes in Net Assets for the period October 12, 1993 to
       December 31, 1995.
    Notes to the Financial Statements.

(7) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series III of the Registration
    Statement: Financial Highlights for the period December 20, 1993 to December 31, 1993 (audited) and the fiscal years ended 1994 and
       1995     (audited).
    Statement of Additional Information constituting Part B of the Flexible Yield Series III of this Registration Statement:
    Report of Independent Certified Public Accountants dated    February 2,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995.
    Statement of Operations - For the period December 20, 1993 to
       December 31, 1995    .
    Statement of Changes in Net Assets for the period December 20, 1993 to
       December 31, 1995.
    Notes to the Financial Statements.

(8) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series I of the Registration
    Statement:  Financial Highlights for the period February 15, 1994 to
    December 31, 1994    and for the fiscal year ended 1995     (audited).
    Statement of Additional Information constituting Part B of the Flexible Yield Series I of this Registration Statement:
    Report of Independent Certified Public Accountants dated    February 2,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995.
    Statement of Operations - For the period February 15, 1994 to
       December 31, 1995    .
    Statement of Changes in Net Assets for the period February 15, 1994 to
       December 31, 1995.
    Notes to the Financial Statements.

(9) The following financial statements are included in the prospectus constituting Part A of the Flexible Yield Series II of the Registration
    Statement:  Financial Highlights for the period February 15, 1994 to
    December 31, 1994    and for the fiscal year ended 1995     (audited).
    Statement of Additional Information constituting Part B of the Flexible Yield Series II of this Registration Statement:
    Report of Independent Certified Public Accountants dated    February 2,
    1996.
    Statement of Assets and Liabilities -    December 31, 1995.
    Statement of Operations - For the period February 15, 1994 to
       December 31, 1995.
    Statement of Changes in Net Assets for the period February 15, 1994 to
       December 31, 1995.
    Notes to the Financial Statements.

(10) The following financial statements are included in the prospectus constituting Part A of the New York Tax Exempt Series of the Registration
     Statement:  Financial Highlights for the period January 17, 1994 to
     December 31, 1994 and    for the fiscal year ended 1995     (audited).
     Statement of Additional Information constituting Part B of the New York Tax Exempt Series of this Registration Statement:
     Report of Independent Certified Public Accountants dated    January 26,
     1996.
     Statement of Assets and Liabilities -    December 31, 1995.
     Statement of Operations - For the period January 17, 1994 to    December
     31, 1995.
     Statement of Changes in Net Assets for the period January 17, 1994 to
        December 31, 1995.
     Notes to the Financial Statements.

(11) The following financial statements are included in the prospectus constituting Part A of the Ohio Tax Exempt Series of the Registration
     Statement:  Financial Highlights for the period February 14, 1994 to
     December 31, 1994    and for the fiscal year ended 1995     (audited).
     Statement of Additional Information constituting Part B of the Ohio Tax Exempt Series of this Registration Statement:
     Report of Independent Certified Public Accountants dated    January 26,
     1996.
     Statement of Assets and Liabilities -    December 31, 1995.
     Statement of Operations - For the period February 14, 1994 to
        December 31, 1995.
     Statement of Changes in Net Assets for the period February 14, 1994 to
        December 31, 1995.
     Notes to the Financial Statements.

(12) The following financial statements are included in the prospectus constituting Part A of the Diversified Tax Exempt Series of the Registration Statement: Financial Highlights for the period February 14,
     1994 to December 31, 1994    and the for the fiscal year ended 1995
         (audited).
     Statement of Additional Information constituting Part B of the Ohio Tax Exempt Series of this Registration Statement:
     Report of Independent Certified Public Accountants dated    January 26,
     1996
     Statement of Assets and Liabilities -    December 31, 1995.
     Statement of Operations - For the period February 14, 1994 to
        December 31, 1995.
     Statement of Changes in Net Assets for the period February 14, 1994 to
        December 31, 1995.
     Notes to the Financial Statements.

 All Series of the Fund other than the Small Cap Series, International Series, Life Sciences Series, Technology Series, Blended Asset Series I, Blended Asset Series II, Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series IIl, Diversified Tax Exempt Series, Ohio Tax Exempt Series and the New York Tax Exempt Series have not commenced operations, except for the Tax Managed Series, Defensive Series and Maximum Horizon
 Series which have a fiscal year end of October 31st.      Accordingly, no
 financial statements are being filed for these Series at this time.

(b)     Exhibits:
(1) (i)  Articles of Incorporation (incorporated by reference to
         Exhibit (1)(i) to the Registration Statement on Form N-1A (File No. 2-92633) filed on August 7, 1984).
   (ii)  Articles of Amendment (incorporated by reference to Exhibit
(1)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 10, 1985).
  (iii) Articles of Amendment (incorporated by reference to Exhibit to Pre-Effective Amendment No. 3 to the Registration Statement on
         Form N-1A filed on December 23, 1985).
   (iv)  Articles of Amendment (incorporated by reference to Exhibit
(1)(iv)  to the Registration Statement on Form N-1A filed on July 17, 1986).

(2)(a) By-Laws (incorporated by reference to Exhibit (2) to the Registration Statement on Form N-1A filed on August 7, 1984).
   (b) Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28, 1988).
   (c) Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30, 1991).

(3)      Not Applicable.

(4)(a)   Specimen Stock Certificate (incorporated by reference to
         Exhibit (4a) to the Registration Statement on Form N-1A filed on July 17, 1986).
   (b) Articles Supplementary to the charter as filed with the State of Maryland on July 10, 1986 (incorporated by reference to Exhibit
         (4b) to the Registration Statement on Form N-1A filed on July 17,
         1986).
   (c) Articles Supplementary to the charter as filed with the State of Maryland on January 23, 1989 (incorporated by reference to Exhibit 4(c) to the Registration Statement on Form N-1A filed on April 28,
        1989).
   (d) Articles Supplementary to the charter filed with the State of Maryland on September 25, 1989 (incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
   (e) Articles supplementary to the charter filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit 4(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed January 30, 1991).
   (f) Articles supplementary to the charter filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit 4(f) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed May 6, 1992).
   (g) Articles supplementary to the charter filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit 4(g) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
   (h) Articles supplementary to the charter filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit 4(h) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
   (i) Articles supplementary to the charter filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit 4(i) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

(5)(a) Investment Advisory Agreement (incorporated by reference to
       Exhibit 5(a) to the Registration Statement on Form N-1A filed on July 17, 1986).
   (b) Investment Advisory Agreement (incorporated by reference to
       Exhibit 5(b) to the Registration Statement on Form N-1A filed on May 10,
       1993).
   (c) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(c) to the Registration Statement on Form N-1A filed on September 30, 1993).
   (d) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(d) to the Registration Statement on Form N-1A filed on July 21, 1995).
   (e) Supplement to Schedule A of the Investment Advisory Agreement (incorporated by reference to Exhibit 5(e) to the Registration Statement on Form N-1A filed on December 22, 1995).

(6)(a) Distribution Agreement (incorporated by reference to Exhibit
       6(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed January 30, 1991).
   (b) Distribution Agreement (incorporated by reference to Exhibit
       6(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).

(7)    Not Applicable.

(8)(a) Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed December 23, 1985).
   (b) Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
   (c) Custodian Agreement for all foreign securities held by the Fund (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed on May 6, 1992).

(9)(a) Transfer Agent Agreement (incorporated by reference to
       Exhibit 9(a) to Pre-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
   (b) Transfer Agent Agreement (incorporated by reference to Exhibit
       9(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
   (c) Transfer Agent Agreement
       (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed May 26, 1995).
   (d) Transfer Agent Agreement (incorporated by reference to Exhibit
       9(d) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed July 21, 1995).
   (e) Transfer Agent Agreement (incorporated by reference to Exhibit
       9(e) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

(10)   Opinion of Morgan, Lewis & Bockius was filed with Registrant's
     Rule 24f-2 Notice relating to the fiscal year ending December 31, 1995 on February 12, 1996.

(11)   Consent of Independent Public Accountants.

(12)  Not Applicable.

(13) Investment letters (incorporated by reference to Exhibit #13, to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).

(14) Not Applicable

(15) Not Applicable

(16)(a)  Schedule for computation of each performance quotation
         (incorporated by reference to Exhibit #16, to Pre-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995.

    (b)  Schedule for computation of each performance quotation
         (incorporated by reference to Exhibit #16, to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed on March 6, 1996.

ITEM 25.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Reference is made to Part B of the Registration Statement, under the heading "Management".





ITEM 26.


NUMBER OF HOLDERS OF SECURITIES.

As of    February 1, 1996:
---------------------------------

              (1)                                        (2)
Title of Class  Number of record holders

           Class A                                      1,664
           Class B                                         20
           Class D                                      1,392
           Class E                                          4
           Class G                                      1,405
           Class H                                          8
           Class K                                        228
           Class L                                        493
           Class M                                         17
           Class N                                         16
           Class O                                         24
           Class P                                        279
           Class Q                                         67
           Class R                                        137



ITEM 27.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 28.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Manning & Napier Advisors, Inc. is the investment advisor of the Registrant. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

ITEM 29.

PRINCIPAL UNDERWRITERS.

(a) Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.

(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM 30.

LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM 31.

MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.

UNDERTAKINGS.

Not Applicable.
                                    5

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Post-Effective Amendment No.   22     to the Registration Statement to be
signed on its behalf by the undersigned, thereunto duly authorized, in the City
of Rochester and State of New York on the    6th day of March 5, 1996.


                                            Manning & Napier Fund, Inc.
                                            (Registrant)


                                            By:/s/William Manning
                                            William Manning
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this
Post-Effective Amendment No.    22     to the Registration Statement has been
signed below by the following persons in the capacities and on the date indicated.






-----------------------
Signature                Title                  Date
-----------------------  ---------------------  -------

/s/William Manning       Principal Executive    3/5/96
-----------------------                         -------
   William Manning       Officer


/s/B. Reuben Auspitz     Director and Officer   3/5/96
-----------------------                         -------
   B. Reuben Auspitz


/s/Martin F. Birmingham  Director               3/5/96
-----------------------                         -------
   Martin F. Birmingham


/s/Harris H. Rusitzky    Director               3/5/96
-----------------------                         -------
   Harris H. Rusitzky


/s/Peter L. Faber        Director               3/5/96
-----------------------                         -------
   Peter L. Faber


/s/Timothy P. Mullaney   Chief Financial        3/5/96
-----------------------                         -------
   Timothy P. Mullaney   & Accounting Officer,
                         Treasurer





                                EXHIBIT INDEX


Exhibits No.

(1)  (i)  Articles of Incorporation (incorporated by reference to
          Exhibit (1)(i) to the Registration Statement on Form N-1A (File No. 2-92633) filed on August 7, 1984).
     (ii) Articles of Amendment (incorporated by reference to Exhibit
 (1) (ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on June 10, 1985).
     (iii)Articles of Amendment (incorporated by reference to Exhibit
 (1) (iii)to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).
     (iv) Articles of Amendment (incorporated by reference to Exhibit
 (1) (iv) to the Registration Statement on Form N-1A filed on July 17, 1986).

(2)  (a)  By-Laws (incorporated by reference to Exhibit (2) to the
          Registration Statement on Form N-1A filed on August 7, 1984).
     (b) Amendment to By-Laws adopted June 11, 1987 (incorporated by reference to Exhibit 2 (b) on Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 2-92633) filed on April 28, 1988).
     (c) Amendment to By-Laws adopted October 19, 1990 (incorporated by reference to Exhibit 2 (c) on Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-92633) filed on January 30, 1991).

(3)       Not Applicable.

(4)  (a)  Specimen Stock Certificate (incorporated by reference to
          Exhibit 4(a) to the Registration Statement on Form N-1A filed on
          July 17, 1986).
     (b) Articles Supplementary to the charter as filed with the State of Maryland on July 10, 1986 (incorporated by reference to
          Exhibit 4(b) to the Registration Statement on Form N-1A filed on
          July 17, 1986).
     (c) Articles Supplementary to the charter as filed with the State of Maryland on January 23, 1989 (incorporated by reference to Exhibit
   4 (c)  to the Registration Statement on Form N-1A filed on April 28, 1989).
     (d) Articles Supplementary to the charter filed with the State of Maryland on September 25, 1989 (incorporated by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
     (e) Articles supplementary to the charter filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit 4(e) to the Registration Statement on Form N-1A filed on January 30,
          1991).
     (f) Articles supplementary to the charter filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit 4(f) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed May 6, 1992).
     (g) Articles supplementary to the charter filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit 4(g) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
     (h) Articles supplementary to the charter filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit 4(h)to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on September 30, 1993).
     (i) Articles supplementary to the charter filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit 4(i)to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on December 22, 1995).

(5)  (a)  Investment Advisory Agreement (incorporated by reference to
          Exhibit 5(a) to the Registration Statement on Form N-1A filed on July 17,1986).
     (b)  Investment Advisory Agreement (incorporated by reference to
          Exhibit 5(b) to the Registration Statement on Form N-1A filed on May 10, 1993).
     (c)  Supplement to Schedule A of the Investment Advisory
          Agreement (incorporated by reference to Exhibit 5(c) to the Registration Statement on Form N-1A filed on September 30, 1993).
     (d)  Supplement to Schedule A of the Investment Advisory
          Agreement (incorporated by reference to Exhibit 5(d) to the Registration Statement on Form N-1A filed on July 21, 1995).
     (e)  Supplement to Schedule A of the Investment Advisory
          Agreement (incorporated by reference to Exhibit 5(e) to the Registration Statement on Form N-1A filed on December 22, 1995).

(6)  (a)  Distribution Agreement (incorporated by reference to Exhibit
    6(a)  to the Registration Statement on Form N-1A filed on January 30,
          1991).
     (b)  Distribution Agreement (incorporated by reference to Exhibit
    6(b)  to the Registration Statement on Form N-1A filed on May 10, 1993).

(7)       Not Applicable.

(8) (a) Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed December 23, 1985).
     (b) Custodian Agreement for International Series (incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed October 6, 1989).
     (c) Custodian Agreement for all foreign securities held by the Fund (incorporated by reference to Exhibit 8 to Post-Effective Amendment No.10 to the Registration Statement on Form N-1A filed on May 6, 1992).

(9)  (a) Transfer Agent Agreement (incorporated by reference to
         Exhibit 9(a) to Pre-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed May 10, 1993).
     (b) Supplement to the Schedule A and B of the Transfer Agent
         Agreement (incorporated by reference to Exhibit 9(b) to Pre-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed September 30, 1993).
     (c) Supplement to the Schedule A and B of the Transfer Agent
         Agreement (incorporated by reference to Exhibit 9(c) to Pre-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed May 26, 1995).
     (d) Supplement to the Schedule A and B of the Transfer Agent
         Agreement (incorporated by reference to Exhibit 9(d) to Pre-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed July 21, 1995).
     (e) Supplement to the Schedule A and B of the Transfer Agent
         Agreement (incorporated by reference to Exhibit 9(e) to Pre-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed December 22, 1995).

(10)    Opinion of Morgan, Lewis & Bockius was filed with
     Registrant's Rule 24f-2 Notice relating to the fiscal year ending December 31, 1995 on February 9, 1996.

(11)   Consent of Independent Public Accountants.

(12)   Not Applicable.

(13) Investment letters (incorporated by reference to Exhibit #13, to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A filed on December 23, 1985).

(14)   Not Applicable.

(15)   Not Applicable.

(16)  (a)  Schedule for computation of each performance quotation
           (incorporated by reference to Exhibit #16, to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on April 26, 1995).
     (b)   Schedule for computation of each performance quotation
           (incorporated by reference to Exhibit #16, to Post-Effective Amendment No.20 to the Registration Statement on Form N-1A filed on March 6, 1996).